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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-548-7786

Date of fiscal year end:	9/30

Date of reporting period:	3/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley Series Funds

Morgan Stanley Institutional Fund Trust

Balanced Portfolio	Fixed Income Portfolios
Balanced	Core Fixed Income
Core Plus Fixed Income
Equity Portfolios	Intermediate Duration
Mid Cap Growth	International Fixed Income
U.S. Mid Cap Value	Investment Grade Fixed Income
U.S. Small Cap Value	Limited Duration
Value	Long Duration Fixed Income
Municipal

Semi-Annual Report

March 31, 2010

2010 Semi-Annual Report

March 31, 2010

Table of Contents

Shareholders’ Letter	2
Expense Examples	3
Portfolios of Investments:
Balanced Portfolio:
Balanced	5
Equity Portfolios:
Mid Cap Growth	16
U.S. Mid Cap Value	18
U.S. Small Cap Value	20
Value	22
Fixed Income Portfolios:
Core Fixed Income	24
Core Plus Fixed Income	31
Intermediate Duration	39
International Fixed Income	45
Investment Grade Fixed Income	49
Limited Duration	56
Long Duration Fixed Income	62
Municipal	68
Statements of Assets and Liabilities	73
Statements of Operations	81
Statements of Changes in Net Assets	84
Financial Highlights	93
Notes to Financial Statements	128
U.S. Privacy Policy	141
Trustee and Officer Information	144

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2010 Semi-Annual Report

March 31, 2010

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Semi-Annual Report for the six months ended March 31, 2010. Our Fund currently consists of 13 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization) and fixed income (e.g., short, medium, and long duration and investment grade).

Sincerely,

Randy Takian
President and Principal Executive Officer

April 2010

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments, if applicable, and redemption fees; and (2) ongoing costs, including management fees, distribution and shareholder servicing fees (in the case of Investment Class, Class P, Class H and Class L); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable) and redemption fees. Therefore, the hypothetical account values and hypothetical expenses are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Expense Examples (cont’d)

Portfolio	Beginning Account Value 10/1/09	Actual Ending Account Value 3/31/10	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Balanced Class I	$1,000.00	$1,071.40	$1,020.49	$4.60	$4.48	0.89%
Balanced Investment Class	1,000.00	1,071.60	1,019.70	5.42	5.29	1.05
Balanced Class P	1,000.00	1,070.20	1,019.20	5.94	5.79	1.15
Mid Cap Growth Class I	1,000.00	1,113.80	1,021.64	3.48	3.33	0.66
Mid Cap Growth Class P	1,000.00	1,112.40	1,020.39	4.79	4.58	0.91
U.S. Mid Cap Value Class I	1,000.00	1,142.40	1,020.14	5.13	4.84	0.96
U.S. Mid Cap Value Investment Class	1,000.00	1,141.50	1,019.45	5.87	5.54	1.10
U.S. Mid Cap Value Class P	1,000.00	1,140.70	1,018.95	6.40	6.04	1.20
U.S. Small Cap Value Class I	1,000.00	1,153.70	1,020.99	4.24	3.98	0.79
U.S. Small Cap Value Class P	1,000.00	1,152.20	1,019.75	5.58	5.24	1.04
Value Class I	1,000.00	1,117.20	1,021.34	3.80	3.63	0.72
Value Class P	1,000.00	1,116.10	1,020.09	5.12	4.89	0.97
Core Fixed Income Class I	1,000.00	1,025.90	1,022.49	2.47	2.47	0.49
Core Fixed Income Class P	1,000.00	1,025.50	1,021.24	3.74	3.73	0.74
Core Plus Fixed Income Class I	1,000.00	1,032.00	1,022.44	2.53	2.52	0.50
Core Plus Fixed Income Investment Class	1,000.00	1,030.20	1,021.69	3.29	3.28	0.65
Core Plus Fixed Income Class P	1,000.00	1,029.60	1,021.19	3.80	3.78	0.75
Intermediate Duration Class I	1,000.00	1,022.40	1,022.14	2.82	2.82	0.56
Intermediate Duration Investment Class	1,000.00	1,022.80	1,021.34	3.63	3.63	0.72
International Fixed Income Class I	1,000.00	997.00	1,018.75	6.17	6.24	1.24
International Fixed Income Class P	1,000.00	995.80	1,017.40	7.51	7.59	1.51
International Fixed Income Class H	1,000.00	994.80	1,017.35	7.56	7.64	1.52
International Fixed Income Class L	1,000.00	994.70	1,016.11	8.80	8.90	1.77
Investment Grade Fixed Income Class I	1,000.00	1,027.40	1,021.59	3.39	3.38	0.67
Investment Grade Fixed Income Class P	1,000.00	1,026.60	1,020.84	4.14	4.13	0.82
Investment Grade Fixed Income Class H	1,000.00	1,026.10	1,020.34	4.65	4.63	0.92
Investment Grade Fixed Income Class L	1,000.00	1,024.10	1,019.10	5.90	5.89	1.17
Limited Duration Class I	1,000.00	1,014.80	1,022.69	2.26	2.27	0.45
Limited Duration Class P	1,000.00	1,012.20	1,021.39	3.56	3.58	0.71
Long Duration Fixed Income Class I	1,000.00	990.20	1,022.44	2.48	2.52	0.50
Long Duration Fixed Income Class P	1,000.00	988.90	1,021.19	3.72	3.78	0.75
Municipal Class I	1,000.00	995.90	1,022.44	2.49	2.52	0.50
Municipal Class P	1,000.00	994.60	1,021.19	3.73	3.78	0.75
Municipal Class H	1,000.00	994.70	1,021.19	3.73	3.78	0.75
Municipal Class L	1,000.00	993.60	1,019.95	4.97	5.04	1.00

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**	Annualized

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (35.4%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
6.04%, 2/1/37	$42	$44
Federal National Mortgage Association,
Conventional Pools:
5.78%, 3/1/38	44	46
6.01%, 11/1/37	101	106
		196
Agency Bonds — Banking (FDIC Guaranteed) (1.6%)
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12 (c)	450	457
U.S. Central Federal Credit Union,
1.90%, 10/19/12 (c)	250	252
		709
Agency Fixed Rate Mortgages (10.1%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35	518	536
7.50%, 5/1/35	22	25
8.00%, 8/1/32	22	25
8.50%, 8/1/31	23	27
April TBA:
4.50%, 4/15/40 (i)	100	100
5.00%, 4/15/39 (i)	100	104
6.50%, 4/15/37 (i)	275	299
May TBA:
6.00%, 5/15/40 (i)	75	80
Federal National Mortgage Association,
Conventional Pools:
5.50%, 11/1/35 - 8/1/38	1,511	1,597
6.00%, 10/1/38	551	586
7.50%, 8/1/37	46	53
8.00%, 4/1/33	23	27
8.50%, 10/1/32	23	27
April TBA:
4.50%, 4/25/24 (i)	150	155
May TBA:
6.00%, 5/25/40 (i)	325	347
June TBA:
5.00%, 6/25/40 (i)	125	128
Government National Mortgage Association,
April TBA:
4.50%, 4/15/39 (i)	125	126
5.00%, 4/15/40 (i)	400	416
		4,658
Asset Backed Securities (0.0%)
Chrysler Financial Auto Securitization Trust,
1.01%, 7/15/10	13	13

Commercial Mortgage Backed Securities (1.0%)
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49 (h)	100	100
6.10%, 12/10/49 (h)	50	50
Commercial Mortgage Pass-Through Certificates,
5.82%, 12/10/49 (h)	50	50
Goldman Sachs Mortgage Securities Corp. II,
5.55%, 4/10/38 (h)	40	40
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	80	81
5.37%, 9/15/39	100	102
5.87%, 9/15/45 (h)	55	55
		478
Finance (4.6%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	100	100
American Express Co.,
8.13%, 5/20/19	105	127
Ameriprise Financial, Inc.,
5.30%, 3/15/20	25	25
AvalonBay Communities, Inc.,
6.10%, 3/15/20	100	107
Bank of America Corp.,
5.65%, 5/1/18	115	117
7.63%, 6/1/19 (c)	35	40
Barclays Bank plc,
6.75%, 5/22/19	150	166
Boston Properties LP,
5.88%, 10/15/19 (c)	50	52
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	25	24
Capital One Financial Corp.,
6.75%, 9/15/17	75	83
Citigroup, Inc.,
6.13%, 5/15/18	100	103
8.50%, 5/22/19	25	29
Commonwealth Bank of Australia,
5.00%, 10/15/19 (e)	40	40
Credit Suisse,
5.40%, 1/14/20	50	51
Duke Realty LP,
6.75%, 3/15/20	25	26
General Electric Capital Corp.,
5.88%, 1/14/38	100	95
6.00%, 8/7/19	25	27
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	85	90
Health Care REIT, Inc.,
6.13%, 4/15/20	25	25
JPMorgan Chase & Co.,
6.30%, 4/23/19	75	83

The accompanying notes are an integral part of the financial statements.	5

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)		Value (000)
Finance (cont’d)
Lloyds TSB Bank plc,
5.80%, 1/13/20 (e)	$100		$98
Macquarie Group Ltd.,
6.00%, 1/14/20 (e)	45		45
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	50		50
Pacific Lifecorp,
6.00%, 2/10/20 (e)	25		24
PNC Funding Corp.,
6.70%, 6/10/19	50		56
Prudential Financial, Inc.,
7.38%, 6/15/19	70		80
Rabobank Nederland, N.V.,
4.75%, 1/15/20 (e)	100		100
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	50		52
Simon Property Group LP,
6.75%, 5/15/14 (c)	75		82
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (e)	50		54
Wells Fargo & Co.,
5.63%, 12/11/17	70		74
			2,125
Industrials (3.2%)
ArcelorMittal,
9.85%, 6/1/19 (c)	60		76
AT&T, Inc.,
6.30%, 1/15/38	80		81
Comcast Corp.,
5.70%, 5/15/18	110		117
COX Communications, Inc.,
8.38%, 3/1/39 (e)	25		31
CVS Caremark Corp.,
6.60%, 3/15/19	80		90
Delhaize America, Inc.,
9.00%, 4/15/31	65		83
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	35		37
Home Depot, Inc.,
5.88%, 12/16/36	30		29
JC Penney Corp., Inc.,
6.38%, 10/15/36	55		52
Kohl’s Corp.,
6.88%, 12/15/37 (c)	30		34
Kraft Foods, Inc.,
7.00%, 8/11/37	80		88
Mosaic Co. (The),
7.63%, 12/1/16 (e)	75		82
New Communications Holdings, Inc.,
8.50%, 4/15/20 (e)	25		25
News America, Inc.,
7.85%, 3/1/39	60		71
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	90		93
Qwest Corp.,
6.50%, 6/1/17 (c)	30		31
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	25		32
Telecom Italia Capital S.A.,
7.18%, 6/18/19	105		114
Time Warner Cable, Inc.,
8.25%, 4/1/19	40		49
Verizon Communications, Inc.,
8.95%, 3/1/39 (c)	115		156
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	50		63
Xerox Corp.,
5.63%, 12/15/19 (c)	20		21
			1,455
Mortgages — Other (0.6%)
Countrywide Alternative Loan Trust,
6.00%, 4/25/37	145		92
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	67		62
6.25%, 8/25/36	56		40
Lehman Mortgage Trust,
5.50%, 2/25/36	50		40
Ryland Acceptance Corp. IV,
6.65%, 7/1/11 (d)(l)	—	@	—	@
Suntrust Alternative Loan Trust,
6.00%, 12/25/35	72		51
			285
Municipal Bonds (0.4%)
California State, General Obligation Bonds,
5.95%, 4/1/16	50		52
Chicago Transit Authority,
6.20%, 12/1/40	20		20
City of New York,
5.97%, 3/1/36	15		15
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	50		51
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	20		20
6.66%, 4/1/57	30		30
			188
Sovereign (0.3%)
Federative Republic of Brazil,
6.00%, 1/17/17 (c)	100		109

6	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (2.1%)
Federal Home Loan Mortgage Corp.,
2.50%, 1/7/14 (c)	$400	$405
4.88%, 6/13/18 (c)	150	161
Federal National Mortgage Association,
1.75%, 2/22/13 (c)	150	150
4.38%, 10/15/15 (c)	250	267
		983
U.S. Treasury Securities (10.9%)
U.S. Treasury Bonds,
3.50%, 2/15/39	400	324
4.38%, 11/15/39	140	133
6.00%, 2/15/26	524	618
6.88%, 8/15/25	30	38
U.S. Treasury Notes,
1.00%, 12/31/11	300	301
2.50%, 3/31/15	95	95
3.63%, 8/15/19	600	593
1.38%, 9/15/12 (c)	500	501
1.75%, 3/31/14	500	492
2.38%, 10/31/14 (c)	1,000	999
2.75%, 2/15/19	100	93
3.00%, 8/31/16 - 9/30/16 (c)	350	347
3.25%, 12/31/16	500	501
		5,035
Utilities (0.2%)
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	40	40
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19	30	37
		77
Total Fixed Income Securities (Cost $16,036)		16,311

	Shares
Common Stocks (53.6%)
Aerospace & Defense (2.6%)
Boeing Co. (The)	1,750	127
General Dynamics Corp.	1,200	93
Goodrich Corp.	400	28
Honeywell International, Inc.	3,500	159
ITT Corp.	1,200	64
L-3 Communications Holdings, Inc.	200	18
Lockheed Martin Corp.	250	21
Northrop Grumman Corp.	1,800	118
Precision Castparts Corp.	700	89
Raytheon Co.	2,050	117
Rockwell Collins, Inc.	900	56
United Technologies Corp.	4,200	309
		1,199
Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	100	4
United Parcel Service, Inc., Class B	1,600	103
		107
Airlines (0.0%)
Southwest Airlines Co.	400	5

Alternative Energy (0.2%)
Better Place (a)(d)(l)	27,888	84

Auto Components (0.1%)
Goodyear Tire & Rubber Co. (The) (a)	1,000	12
Johnson Controls, Inc.	1,300	43
		55
Automobiles (0.3%)
Ford Motor Co. (a)	8,600	108
Harley-Davidson, Inc.	700	20
Motors Liquidation Co. (a)	2,200	1
		129
Beverages (1.7%)
Coca-Cola Co. (The)	7,580	417
PepsiCo., Inc.	5,225	346
		763
Biotechnology (0.9%)
Amgen, Inc. (a)	1,800	108
Biogen Idec, Inc. (a)	1,100	63
Celgene Corp. (a)	1,500	93
Genzyme Corp. (a)	500	26
Gilead Sciences, Inc. (a)	2,800	127
		417
Capital Markets (1.2%)
Ameriprise Financial, Inc.	100	5
Bank of New York Mellon Corp. (The)	400	12
Charles Schwab Corp. (The)	6,818	127
Franklin Resources, Inc.	500	55
Goldman Sachs Group, Inc. (The)	1,000	171
Invesco Ltd.	3,090	68
Northern Trust Corp.	700	39
State Street Corp.	200	9
T. Rowe Price Group, Inc.	1,400	77
		563
Chemicals (1.0%)
Dow Chemical Co. (The)	200	6
E.I. du Pont de Nemours & Co.	6,200	231
Ecolab, Inc.	900	39
Monsanto Co.	1,746	125
Praxair, Inc.	1,000	83
		484
Commercial Banks (1.3%)
BB&T Corp.	1,400	45
Fifth Third Bancorp.	1,800	24
KeyCorp	1,100	8

The accompanying notes are an integral part of the financial statements.	7

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Commercial Banks (cont’d)
M&T Bank Corp.	200	$16
PNC Financial Services Group, Inc.	1,200	72
Regions Financial Corp.	2,800	22
SunTrust Banks, Inc.	700	19
U.S. Bancorp	4,700	122
Wells Fargo & Co.	8,300	258
		586
Commercial Services & Supplies (0.2%)
Waste Management, Inc.	2,900	100

Communications Equipment (1.7%)
Cisco Systems, Inc. (a)	19,534	509
Juniper Networks, Inc. (a)	2,000	61
Motorola, Inc. (a)	1,000	7
QUALCOMM, Inc.	5,500	231
		808
Computers & Peripherals (3.9%)
Apple, Inc. (a)	2,710	637
Dell, Inc. (a)	600	9
EMC Corp. (a)	7,000	126
Hewlett-Packard Co.	5,600	298
International Business Machines Corp.	5,100	654
NetApp, Inc. (a)	1,200	39
Western Digital Corp. (a)	1,100	43
		1,806
Construction & Engineering (0.0%)
Fluor Corp.	200	9

Consumer Finance (0.4%)
American Express Co.	4,340	179
Capital One Financial Corp.	200	8
Discover Financial Services	300	5
		192
Distributors (0.2%)
Genuine Parts Co.	2,200	93

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (a)	400	24

Diversified Financial Services (0.6%)
Bank of America Corp.	1,478	26
Citigroup, Inc. (a)	2,000	8
CME Group, Inc.	284	90
IntercontinentalExchange, Inc. (a)	200	22
JPMorgan Chase & Co.	3,100	139
Leucadia National Corp. (a)	300	8
Moody’s Corp.	100	3
NYSE Euronext	100	3
		299
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	21,020	543
Verizon Communications, Inc.	8,500	264
		807
Electric Utilities (1.0%)
Allegheny Energy, Inc.	300	7
American Electric Power Co., Inc.	1,000	34
CenterPoint Energy, Inc.	6,200	89
Duke Energy Corp.	2,628	43
Edison International	800	27
Entergy Corp.	200	16
Exelon Corp.	2,400	105
FirstEnergy Corp.	500	20
FPL Group, Inc.	800	39
Pepco Holdings, Inc.	300	5
PPL Corp.	800	22
Progress Energy, Inc.	500	20
Southern Co.	1,600	53
		480
Electrical Equipment (0.2%)
Emerson Electric Co.	2,000	101

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc. (a)	200	7
Amphenol Corp., Class A	1,000	42
Corning, Inc.	5,500	111
Tyco Electronics Ltd.	200	6
		166
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	1,000	47
Cameron International Corp. (a)	1,500	64
Halliburton Co.	2,600	78
National Oilwell Varco, Inc.	2,700	110
Noble Corp. (a)	600	25
Schlumberger Ltd.	6,000	381
Transocean Ltd. (a)	800	69
Weatherford International Ltd. (a)(c)	1,000	16
		790
Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	300	18
CVS Caremark Corp.	900	33
Kroger Co. (The)	400	8
Safeway, Inc.	400	10
Sysco Corp.	500	15
Walgreen Co.	2,500	93
Wal-Mart Stores, Inc.	1,400	78
		255
Food Products (0.7%)
Archer-Daniels-Midland Co.	502	14
Campbell Soup Co.	2,900	103
ConAgra Foods, Inc.	511	13
General Mills, Inc.	667	47
Heinz (H.J.) Co.	859	39
Kellogg Co.	993	53
Kraft Foods, Inc., Class A	1,348	41
Sara Lee Corp.	478	7
		317

8	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	1,300	$76
Becton Dickinson & Co.	600	47
Boston Scientific Corp. (a)	1,000	7
C.R. Bard, Inc.	100	9
Covidien plc	200	10
Hospira, Inc. (a)	700	40
Intuitive Surgical, Inc. (a)	172	60
Medtronic, Inc.	4,100	185
St. Jude Medical, Inc. (a)	1,200	49
Stryker Corp.	1,700	97
Zimmer Holdings, Inc. (a)	1,200	71
		651
Health Care Providers & Services (1.2%)
Aetna, Inc.	200	7
Cardinal Health, Inc.	200	7
CareFusion Corp. (a)	200	5
CIGNA Corp.	1,200	44
Express Scripts, Inc. (a)	1,200	122
Health Care REIT, Inc. REIT	2,400	109
Humana, Inc. (a)	200	9
Laboratory Corp. of America Holdings (a)	400	30
McKesson Corp.	200	13
Medco Health Solutions, Inc. (a)	1,700	110
UnitedHealth Group, Inc.	2,500	82
WellPoint, Inc. (a)	200	13
		551
Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	100	4
International Game Technology	100	2
Marriott International, Inc., Class A	100	3
McDonald’s Corp.	3,300	220
Starbucks Corp. (a)	3,112	76
Starwood Hotels & Resorts Worldwide, Inc.	1,100	51
Yum! Brands, Inc.	4,000	153
		509
Household Durables (0.2%)
D.R. Horton, Inc.	900	11
Fortune Brands, Inc.	400	19
Harman International Industries, Inc. (a)	100	5
Leggett & Platt, Inc.	400	9
Lennar Corp., Class A	400	7
Newell Rubbermaid, Inc.	600	9
Pulte Group, Inc. (a)	792	9
Snap-On, Inc.	100	4
Whirlpool Corp.	200	18
		91
Household Products (1.3%)
Colgate-Palmolive Co.	1,792	153
Kimberly-Clark Corp.	1,200	76
Procter & Gamble Co. (The)	5,680	359
		588
Independent Power Producers & Energy Traders (0.0%)
AES Corp. (The) (a)	1,800	20
Constellation Energy Group, Inc.	100	3
		23
Industrial Conglomerates (0.7%)
3M Co.	1,800	150
General Electric Co.	8,900	162
Textron, Inc.	500	11
		323
Industrials (0.0%)
ProLogis REIT	1,200	16

Information Technology Services (1.0%)
Automatic Data Processing, Inc.	2,900	129
Cognizant Technology Solutions Corp., Class A (a)	1,100	56
Mastercard, Inc., Class A	282	72
Paychex, Inc.	300	9
Total System Services, Inc.	271	4
Visa, Inc., Class A	1,347	123
Western Union Co. (The)	3,300	56
		449
Insurance (1.0%)
Aflac, Inc.	900	49
Berkshire Hathaway, Inc., Class B (a)	2,800	228
Chubb Corp.	1,900	98
Prudential Financial, Inc.	1,100	66
		441
Internet & Catalog Retail (0.3%)
Amazon.com, Inc. (a)	996	135
Priceline.com, Inc. (a)	100	26
		161
Internet Software & Services (1.2%)
AOL, Inc. (a)	222	6
eBay, Inc. (a)	3,559	96
Google, Inc., Class A (a)	737	418
Yahoo!, Inc. (a)	2,200	36
		556
Leisure Equipment & Products (0.1%)
Eastman Kodak Co. (a)	700	4
Hasbro, Inc.	400	15
Mattel, Inc.	1,000	23
		42
Life Science Tools & Services (0.3%)
Life Technologies Corp. (a)	900	47
Thermo Fisher Scientific, Inc. (a)	1,600	82
		129
Machinery (1.3%)
Caterpillar, Inc.	3,100	195
Cummins, Inc.	1,100	68
Danaher Corp.	900	72
Deere & Co.	1,300	77

The accompanying notes are an integral part of the financial statements.	9

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Machinery (cont’d)
Eaton Corp.	200	$15
Illinois Tool Works, Inc.	1,700	81
Ingersoll-Rand plc	600	21
PACCAR, Inc.	655	28
Parker Hannifin Corp.	250	16
Stanley Black & Decker, Inc.	227	13
		586
Media (1.7%)
CBS Corp., Class B	1,500	21
Comcast Corp., Class A	3,700	70
DIRECTV, Class A (a)	4,500	152
McGraw-Hill Cos., Inc. (The)	500	18
News Corp., Class A	7,500	108
Omnicom Group, Inc.	2,200	85
Time Warner Cable, Inc.	460	24
Time Warner, Inc.	1,533	48
Viacom, Inc., Class B (a)	3,600	124
Walt Disney Co. (The)	3,200	112
		762
Metals & Mining (0.7%)
Air Products & Chemicals, Inc.	700	52
Alcoa, Inc.	200	3
Freeport-McMoran Copper & Gold, Inc.	1,500	125
Newmont Mining Corp.	1,600	81
Nucor Corp.	900	41
		302
Multiline Retail (0.2%)
Kohl’s Corp. (a)	2,000	110

Multi-Utilities (0.6%)
Consolidated Edison, Inc.	500	22
Dominion Resources, Inc.	1,400	58
DTE Energy Co.	100	4
Integrys Energy Group, Inc.	1,800	85
NiSource, Inc.	100	2
PG&E Corp.	800	34
Public Service Enterprise Group, Inc.	1,000	30
Sempra Energy	500	25
Wisconsin Energy Corp.	100	5
Xcel Energy, Inc.	1,000	21
		286
Office Electronics (0.0%)
Xerox Corp.	1,100	11

Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp.	2,000	146
Apache Corp.	1,600	162
Chesapeake Energy Corp.	900	21
Chevron Corp.	3,600	273
ConocoPhillips	3,500	179
Consol Energy, Inc.	700	30
Devon Energy Corp.	1,100	71
EOG Resources, Inc.	1,100	102
Exxon Mobil Corp.	10,400	697
Hess Corp.	300	19
Marathon Oil Corp.	3,800	120
Murphy Oil Corp.	200	11
Noble Energy, Inc.	700	51
Occidental Petroleum Corp.	3,500	296
Peabody Energy Corp.	900	41
Range Resources Corp.	445	21
Southwestern Energy Co. (a)	1,700	69
Spectra Energy Corp.	1,000	23
Williams Cos., Inc. (The)	1,000	23
XTO Energy, Inc.	2,800	132
		2,487
Paper & Forest Products (0.0%)
International Paper Co.	100	2

Personal Products (0.2%)
Avon Products, Inc.	2,190	74

Pharmaceuticals (2.9%)
Abbott Laboratories	4,500	237
Allergan, Inc.	1,588	104
Bristol-Myers Squibb Co.	6,100	163
Eli Lilly & Co.	2,700	98
Forest Laboratories, Inc. (a)	300	9
Johnson & Johnson	6,600	430
Merck & Co., Inc.	6,360	238
Pfizer, Inc.	3,820	65
		1,344
Real Estate (0.1%)
Equity Residential REIT	500	19
Host Hotels & Resorts, Inc. REIT	1,544	23
		42
Real Estate Investment Trusts (REIT) (0.7%)
AvalonBay Communities, Inc. REIT	200	17
Boston Properties, Inc. REIT	200	15
HCP, Inc. REIT	1,900	63
Kimco Realty Corp. REIT	1,200	19
Public Storage REIT	200	18
Simon Property Group, Inc. REIT	1,806	152
Ventas, Inc. REIT	400	19
Vornado Realty Trust REIT	202	15
		318
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A (a)	900	14

Road & Rail (0.3%)
CSX Corp.	1,100	56
Norfolk Southern Corp.	600	33
Union Pacific Corp.	900	66
		155

10	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Semiconductors & Semiconductor Equipment (1.8%)
Applied Materials, Inc.	2,463	$33
Broadcom Corp., Class A	2,230	74
Intel Corp.	23,450	522
MEMC Electronic Materials, Inc. (a)	400	6
Nvidia Corp. (a)	3,468	61
Texas Instruments, Inc.	5,478	134
		830
Software (2.8%)
Adobe Systems, Inc. (a)	2,398	85
Citrix Systems, Inc. (a)	700	33
Electronic Arts, Inc. (a)	200	3
Intuit, Inc. (a)	1,100	38
Microsoft Corp.	25,700	752
Oracle Corp.	11,400	293
Salesforce.com, Inc. (a)	601	45
Symantec Corp. (a)	1,600	27
		1,276
Specialty Retail (0.8%)
Bed Bath & Beyond, Inc. (a)	1,400	61
Best Buy Co., Inc.	1,700	73
Plum Creek Timber Co., Inc. REIT	2,900	113
Staples, Inc.	2,400	56
TJX Cos., Inc.	1,300	55
		358
Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	1,800	71
NIKE, Inc., Class B	1,300	96
Polo Ralph Lauren Corp.	100	8
VF Corp.	200	16
		191
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	1,300	18

Tobacco (0.7%)
Altria Group, Inc.	3,230	66
Philip Morris International, Inc.	4,330	226
Reynolds American, Inc.	200	11
		303
Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A (a)	2,300	98
Sprint Nextel Corp. (a)	5,000	19
		117
Total Common Stocks (Cost $23,390)		24,755

Investment Companies (1.6%)
iShares MSCI EMU Index Fund	200	7
SPDR Barclays Capital High Yield Bond ETF	18,400	732
Total Investment Companies (Cost $707)		739
Short-Term Investments (19.0%)
Securities held as Collateral on Loaned Securities (8.3%)
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	3,523,773	3,524

	Face Amount (000)
Repurchase Agreement (0.7%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $316; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $323.

	$316	316
		3,840

	Shares
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	3,556,025	3,556

	Face Amount (000)
U.S. Treasury Securities (3.0%)
U.S. Treasury Bills,
0.13%, 5/6/10 (j)(r)(w)	$80	80
0.18%, 8/19/10 (r)	500	500
0.20%, 9/2/10 (c)(r)	800	800
		1,380
Total Short-Term Investments (Cost $8,775)		8,776
Total Investments (109.6%) (Cost $48,908) — including $4,945 of Securities Loaned		50,581
Liabilities in Excess of Other Assets (-9.6%)		(4,427)
Net Assets (100%)		$46,154

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at March 31, 2010.

(d)                                 At March 31, 2010, the Portfolio held approximately $84,000 of fair valued securities, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

The accompanying notes are an integral part of the financial statements.	11

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2010.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2010.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Net Unrealized Appreciation (Depreciation) (000)
AUD	508		$466		4/15/10	USD	465		$465		$(1)
GBP	6		8		4/15/10	USD	8		8		—	@
JPY	52,739		564		4/15/10	USD	583		583		19
JPY	7,822		83		4/15/10	USD	86		86		3
KRW	1,303,861		1,151		4/15/10	USD	1,142		1,142		(9)
NOK	1		—	@	4/15/10	USD	—	@	—	@	—	@
SEK	26		4		4/15/10	USD	4		4		—	@
USD	1		1		4/15/10	AUD	1		1		—	@
USD	464		464		4/15/10	CAD	473		466		2
USD	—	@	—	@	4/15/10	EUR	—	@	—	@	—	@
USD	7		7		4/15/10	GBP	4		7		—	@
USD	674		674		4/15/10	JPY	60,567		648		(26)
USD	1,146		1,146		4/15/10	KRW	1,303,861		1,152		6
USD	2		2		4/15/10	MXN	21		2		—	@
USD	—	@	—	@	4/15/10	NOK	2		—	@	—	@
USD	—	@	—	@	4/15/10	PLN	1		—	@	—	@
USD	1		1		4/15/10	RUB	28		1		—	@
USD	4		4		4/15/10	SEK	26		4		—	@
			$4,575						$4,569		$(6)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
S&P 500
Emini
(U.S. Dollar)	79	$4,603	Jun-10	$39
U.S. Treasury
5 yr. Note	45	5,168	Jun-10	(29)
Short:
Russell 2000
Mini	24	1,625	Jun-10	(13)
U.S. Treasury
2 yr. Note	11	2,387	Jun-10	3
U.S. Treasury
10 yr. Note	8	930	Jun-10	4
U.S. Treasury
30 yr. Bond	1	116	Jun-10	— @
				$4

12	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$1,770	$4
	3 Month LIBOR	Pay	5.09	12/23/19	1,150	(2)
	3 Month LIBOR	Receive	4.39	12/23/39	276	2

Deutsche Bank	3 Month LIBOR	Pay	2.90	1/11/15	850	(15)
	3 Month LIBOR	Receive	2.65	3/26/15	890	2
	3 Month LIBOR	Pay	4.40	10/1/16	4,905	(25)
	3 Month LIBOR	Receive	4.41	10/3/18	2,639	31

UBS	3 Month LIBOR	Pay	2.84	1/8/15	190	(3)
						$(6)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank	$235	3 Month LIBOR	Receive	11/15/20	$17

JPMorgan Chase	341	3 Month LIBOR	Receive	11/15/22	17
					$34

LIBOR — London Interbank Offered Rate

Portfolio Composition*

Classification	Percentage of Total Investments
Common Stocks	53.0%
Debt Instruments	34.9
Other**	1.6
Short-Term Investments	10.5
Total Investments	100.0%

*           Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2010.

**    Industries and/or investments type representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	13

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,199	$—	$—	$1,199
Air Freight & Logistics	107	—	—	107
Airlines	5	—	—	5
Alternative Energy	—	—	84	84
Auto Components	55	—	—	55
Automobiles	129	—	—	129
Beverages	763	—	—	763
Biotechnology	417	—	—	417
Capital Markets	563	—	—	563
Chemicals	484	—	—	484
Commercial Banks	586	—	—	586
Commercial Services & Supplies	100	—	—	100
Communications Equipment	808	—	—	808
Computers & Peripherals	1,806	—	—	1,806
Construction & Engineering	9	—	—	9
Consumer Finance	192	—	—	192
Distributors	93	—	—	93
Diversified Consumer Services	24	—	—	24
Diversified Financial Services	299	—	—	299
Diversified Telecommunication Services	807	—	—	807
Electric Utilities	480	—	—	480
Electrical Equipment	101	—	—	101
Electronic Equipment, Instruments & Components	166	—	—	166
Energy Equipment & Services	790	—	—	790
Food & Staples Retailing	255	—	—	255
Food Products	317	—	—	317
Health Care Equipment & Supplies	651	—	—	651
Health Care Providers & Services	551	—	—	551
Hotels, Restaurants & Leisure	509	—	—	509
Household Durables	91	—	—	91
Household Products	588	—	—	588
Independent Power Producers & Energy Traders	23	—	—	23
Industrial Conglomerates	323	—	—	323
Industrials	16	—	—	16
Information Technology Services	449	—	—	449
Insurance	441	—	—	441
Internet & Catalog Retail	161	—	—	161
Internet Software & Services	556	—	—	556
Leisure Equipment & Products	42	—	—	42
Life Science Tools & Services	129	—	—	129
Machinery	586	—	—	586
Media	762	—	—	762
Metals & Mining	302	—	—	302
Multiline Retail	110	—	—	110
Multi-Utilities	286	—	—	286
Office Electronics	11	—	—	11
Oil, Gas & Consumable Fuels	2,487	—	—	2,487
Paper & Forest Products	2	—	—	2
Personal Products	74	—	—	74
Pharmaceuticals	1,344	—	—	1,344
Real Estate	42	—	—	42
Real Estate Investment Trusts (REIT)	318	—	—	318
Real Estate Management & Development	14	—	—	14
Road & Rail	155	—	—	155
Semiconductors & Semiconductor Equipment	830	—	—	830
Software	1,276	—	—	1,276
Specialty Retail	358	—	—	358
Textiles, Apparel & Luxury Goods	191	—	—	191
Thrifts & Mortgage Finance	18	—	—	18
Tobacco	303	—	—	303
Wireless Telecommunication Services	117	—	—	117
Total Common Stocks	24,671	—	84	24,755

14	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$196	$—		$196
Agency Bonds — Banking (FDIC Guaranteed)	—	709	—		709
Agency Fixed Rate Mortgages	—	4,658	—		4,658
Asset Backed Securities	—	13	—		13
Commercial Mortgage Backed Securities	—	478	—		478
Finance	—	2,125	—		2,125
Industrials	—	1,455	—		1,455
Mortgages — Other	—	285	—	@	285
Municipal Bonds	—	188	—		188
Sovereign	—	109	—		109
U.S. Agency Securities	—	983	—		983
U.S. Treasury Securities	—	5,035	—		5,035
Utilities	—	77	—		77
Total Fixed Income Securities	—	16,311	—	@	16,311
Foreign Currency Exchange Contracts	—	30	—		30
Futures Contracts	46	—	—		46
Interest Rate Swap Agreements	—	39	—		39
Investment Companies	739	—	—		739
Short-Term Investments
Investment Company	7,080	—	—		7,080
Repurchase Agreement	—	316	—		316
U.S. Treasury Securities	—	1,380	—		1,380
Total Short-Term Investments	7,080	1,696	—		8,776
Zero Coupon Swap Agreements	—	34	—		34
Total Assets	32,536	18,110	84		50,730
Liabilities:
Foreign Currency Exchange Contracts	—	36	—		36
Futures Contracts	42	—	—		42
Interest Rate Swap Agreements	—	45	—		45
Total Liabilities	42	81	—		123
Total	$32,494	$18,029	$84		$50,607

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks (000)	Fixed Income Securities (000)

Balance as of 9/30/09	$—	$—	@
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	84	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/10	$84	$—	@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—	$—

The accompanying notes are an integral part of the financial statements.	15

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (93.1%)
Consumer Discretionary (24.6%)
Ctrip.com International Ltd. ADR (a)	4,027,844	$157,892
Discovery Communications, Inc., Class C (a)	1,457,014	42,851
Fastenal Co.	1,398,448	67,112
Gafisa S.A. ADR	3,216,886	44,200
Las Vegas Sands Corp. (a)	2,922,348	61,808
Li & Fung Ltd.	31,311,900	154,054
Morningstar, Inc. (a)	1,515,707	72,890
NetFlix, Inc. (a)	627,601	46,279
NVR, Inc. (a)	81,918	59,513
Priceline.com, Inc. (a)	503,538	128,402
Sears Holdings Corp. (a)	427,024	46,302
Strayer Education, Inc.	263,775	64,235
Wynn Resorts Ltd.	1,669,471	126,596
		1,072,134
Energy (6.4%)
Better Place (a)(d)(l)	7,507,951	22,524
PetroHawk Energy Corp. (a)	1,140,291	23,125
Range Resources Corp.	2,012,668	94,334
Ultra Petroleum Corp. (a)	2,927,760	136,521
		276,504
Financial Services (14.2%)
Calamos Asset Management, Inc., Class A	1,147,705	16,458
CIT Group, Inc. (a)	1,197,739	46,664
Greenhill & Co., Inc.	903,488	74,167
IntercontinentalExchange, Inc. (a)	555,485	62,314
Moody’s Corp.	901,874	26,831
MSCI, Inc., Class A (a)	3,545,787	128,003
Redecard S.A.	4,952,287	91,619
T. Rowe Price Group, Inc.	1,057,366	58,081
Verisk Analytics, Inc., Class A (a)	4,019,837	113,360
		617,497
Health Care (10.5%)
Allergan, Inc.	767,265	50,118
Gen-Probe, Inc. (a)	1,701,745	85,087
Illumina, Inc. (a)	2,889,256	112,392
Intuitive Surgical, Inc. (a)	178,945	62,296
Mead Johnson Nutrition Co., Class A	1,363,998	70,969
Techne Corp.	1,161,817	73,996
		454,858
Materials & Processing (4.5%)
Intrepid Potash, Inc. (a)	1,597,620	48,456
Martin Marietta Materials, Inc.	873,232	72,959
Rockwood Holdings, Inc. (a)	2,021,669	53,817
Texas Industries, Inc.	546,546	18,675
		193,907
Producer Durables (12.9%)
C.H. Robinson Worldwide, Inc.	1,156,326	64,581
Corporate Executive Board Co. (The)	1,236,128	32,869
Covanta Holding Corp. (a)	1,947,477	32,445
Expeditors International of Washington, Inc.	2,398,904	88,567
Intertek Group plc	4,217,865	93,321
Leucadia National Corp. (a)	3,323,438	82,454
Monster Worldwide, Inc. (a)	1,745,633	28,995
Nalco Holding Co.	2,839,422	69,083
New Oriental Education & Technology Group ADR (a)	791,098	67,647
		559,962
Technology (20.0%)
Akamai Technologies, Inc. (a)	2,793,203	87,734
Alibaba.com Ltd.	30,941,500	62,248
Autodesk, Inc. (a)	1,993,067	58,636
Baidu, Inc. ADR (a)	347,760	207,613
Equinix, Inc. (a)	449,675	43,771
IHS, Inc., Class A (a)	973,285	52,042
Millicom International Cellular S.A.	498,778	44,466
Nvidia Corp. (a)	1,069,973	18,596
Palm, Inc. (a)	4,332,439	16,290
Rovi Corp. (a)	1,087,675	40,385
Salesforce.com, Inc. (a)	1,743,480	129,802
Teradata Corp. (a)	3,790,614	109,511
		871,094
Total Common Stocks (Cost $3,574,952)		4,045,956

Preferred Stocks (1.0%)
Health Care (1.0%)
Ironwood Pharmaceuticals, Inc. (Convertible) (a)(d)(l)	1,331,207	16,627
Ironwood Pharmaceuticals, Inc. (Convertible) (IPO) (a)(d)(l)	2,088,679	26,087
Total Preferred Stocks (Cost $39,472)		42,714

Investment Company (1.0%)
Groupe Aeroplan, Inc. (Cost $54,454)	4,290,277	44,987

Short-Term Investment (5.5%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $240,061)	240,061,144	240,061
Total Investments (100.6%) (Cost $3,908,939)		4,373,718
Liabilities in Excess of Other Assets (-0.6%)		(25,202)
Net Assets (100%)		$4,348,516

(a)                                  Non-income producing security.

(d)                                 At March 31, 2010, the Portfolio held approximately $65,238,000 of a fair valued security, representing 1.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(l)                                     Security has been deemed illiquid at March 31, 2010.

(p)                                 See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

ADR                     American Depositary Receipt

IPO                            Initial Public Offering

16	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CAD	456	$449	4/1/10	USD	448	$448	$(1)

CAD	—	Canadian Dollar
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Consumer Discretionary	24.5%
Technology	19.9
Financial Services	14.1
Producer Durables	12.8
Health Care	11.4
Energy	6.3
Other*	5.5
Short-Term Investment	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$1,072,134	$—	$—	$1,072,134
Energy	253,980	—	22,524	276,504
Financial Services	617,497	—	—	617,497
Health Care	454,858	—	—	454,858
Materials & Processing	193,907	—	—	193,907
Producer Durables	559,962	—	—	559,962
Technology	871,094	—	—	871,094
Total Common Stocks	4,023,432	—	22,524	4,045,956
Investment Company	44,987	—	—	44,987
Preferred Stocks
Health Care	—	—	42,714	42,714
Total Preferred Stocks	—	—	42,714	42,714
Short-Term Investment
Investment Company	240,061	—	—	240,061
Total Assets	4,308,480	—	65,238	4,373,718
Liabilities:
Foreign Currency Exchange Contracts	—	1	—	1
Total Liabilities	—	1	—	1
Total	$4,308,480	$(1)	$65,238	$4,373,717

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Preferred Stock (000)
Balance as of 9/30/09	$15,974
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,242
Net purchases (sales)	46,022
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$65,238
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$3,242

The accompanying notes are an integral part of the financial statements.	17

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Consumer Discretionary (11.9%)
Darden Restaurants, Inc.	64,700	$2,882
Harley-Davidson, Inc.	126,714	3,557
Lear Corp. (a)	42,800	3,396
Newell Rubbermaid, Inc.	240,010	3,648
Snap-On, Inc.	111,700	4,841
		18,324
Consumer Staples (7.4%)
Coca-Cola Enterprises, Inc.	83,600	2,312
ConAgra Foods, Inc.	148,850	3,732
Estee Lauder Cos., Inc., Class A	24,230	1,572
Sysco Corp.	128,000	3,776
		11,392
Energy (6.0%)
El Paso Corp.	345,230	3,742
Pioneer Natural Resources Co.	63,500	3,576
Williams Cos., Inc. (The)	83,200	1,922
		9,240
Financials (20.8%)
ACE Ltd.	92,947	4,861
BB&T Corp.	113,600	3,679
Charles Schwab Corp. (The)	166,700	3,116
Comerica, Inc.	78,000	2,967
Marsh & McLennan Cos., Inc.	132,068	3,225
Northern Trust Corp.	75,676	4,182
Washington Federal, Inc.	114,300	2,323
Weingarten Realty Investors REIT	94,500	2,037
Willis Group Holdings Ltd.	180,100	5,635
		32,025
Health Care (10.0%)
Beckman Coulter, Inc.	75,380	4,734
Brookdale Senior Living, Inc. (a)	249,600	5,199
HealthSouth Corp. (a)	123,968	2,318
Henry Schein, Inc. (a)	52,900	3,116
		15,367
Industrials (13.9%)
Avery Dennison Corp.	157,000	5,716
Goodrich Corp.	87,930	6,201
Lennox International, Inc.	79,500	3,524
Pentair, Inc.	170,720	6,081
		21,522
Information Technology (11.5%)
Diebold, Inc.	107,100	3,401
Fidelity National Information Services, Inc.	212,000	4,969
Flextronics International Ltd. (a)	463,587	3,635
Zebra Technologies Corp., Class A (a)	192,792	5,707
		17,712
Materials (7.1%)
PPG Industries, Inc.	47,900	3,133
Sonoco Products Co.	107,400	3,307
Valspar Corp.	155,610	4,587
		11,027
Utilities (6.0%)
Edison International	97,000	3,314
Great Plains Energy, Inc.	160,300	2,977
Wisconsin Energy Corp.	59,740	2,952
		9,243
Total Common Stocks (Cost $138,977)		145,852
Short-Term Investment (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $8,841)	8,840,732	8,841
Total Investments (100.3%) (Cost $147,818)		154,693
Liabilities in Excess of Other Assets (-0.3%)		(410)
Net Assets (100%)		$154,283

(a)	Non-income producing security.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
REIT	Real Estate Investment Trust

Portfolio Composition

Classification	Percentage of Total Investments
Financials	20.7%
Industrials	13.9
Consumer Discretionary	11.8
Information Technology	11.5
Health Care	9.9
Consumer Staples	7.4
Materials	7.1
Utilities	6.0
Energy	6.0
Short-Term Investment	5.7
Total Investments	100.0%

18	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$18,324	$—	$—	$18,324
Consumer Staples	11,392	—	—	11,392
Energy	9,240	—	—	9,240
Financials	32,025	—	—	32,025
Health Care	15,367	—	—	15,367
Industrials	21,522	—	—	21,522
Information Technology	17,712	—	—	17,712
Materials	11,027	—	—	11,027
Utilities	9,243	—	—	9,243
Total Common Stocks	145,852	—	—	145,852
Short-Term Investment
Investment Company	8,841	—	—	8,841
Total Assets	154,693	—	—	154,693
Total	$154,693	$—	$—	$154,693

The accompanying notes are an integral part of the financial statements.	19

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

U.S. Small Cap Value Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Consumer Discretionary (9.9%)
AFC Enterprises, Inc. (a)	569,500	$6,111
Arbitron, Inc.	407,300	10,859
Central Garden & Pet Co. (a)	677,864	6,690
Central Garden & Pet Co., Class A (a)	449,031	4,113
Denny’s Corp. (a)	2,530,180	9,716
Dolan Media Co. (a)	545,122	5,925
Maidenform Brands, Inc. (a)	448,819	9,807
Polaris Industries, Inc.	175,700	8,989
Snap-On, Inc.	157,600	6,830
Stage Stores, Inc.	494,395	7,609
Texas Roadhouse, Inc. (a)	384,400	5,339
		81,988
Consumer Staples (3.9%)
Corn Products International, Inc.	470,400	16,304
Cott Corp. (a)	931,700	7,221
NBTY, Inc. (a)	188,800	9,059
		32,584
Energy (1.9%)
Exterran Holdings, Inc. (a)	296,455	7,166
Superior Energy Services, Inc. (a)	409,430	8,606
		15,772
Financial Services (22.0%)
AerCap Holdings N.V. (a)	1,920,980	22,130
Amtrust Financial Services, Inc.	618,884	8,633
Argo Group International Holdings Ltd.	409,000	13,329
Broadridge Financial Solutions, Inc.	309,900	6,626
Conseco, Inc. (a)	2,932,632	18,241
Employers Holdings, Inc.	697,745	10,362
First Niagara Financial Group, Inc.	415,600	5,910
Forestar Group, Inc. (a)	339,200	6,404
Max Capital Group Ltd.	628,540	14,450
MB Financial, Inc.	352,587	7,944
Northwest Bancshares, Inc.	509,700	5,984
Platinum Underwriters Holdings Ltd.	401,400	14,884
Potlatch Corp. REIT	376,127	13,180
ProAssurance Corp. (a)	324,718	19,009
Provident New York Bancorp	676,635	6,414
Reinsurance Group of America, Inc.	162,500	8,535
		182,035
Health Care (9.3%)
Bio-Rad Laboratories, Inc., Class A (a)	112,534	11,649
HealthSouth Corp. (a)	1,341,122	25,079
Hill-Rom Holdings, Inc.	181,786	4,946
ICON plc ADR (a)	426,900	11,270
ICU Medical, Inc. (a)	78,800	2,715
Perrigo Co.	49,283	2,894
PharMerica Corp. (a)	1,001,900	18,255
		76,808
Materials & Processing (8.4%)
AMCOL International Corp.	288,935	7,859
Pactiv Corp. (a)	335,400	8,445
Polypore International, Inc. (a)	776,084	13,550
RockTenn Co., Class A	207,400	9,451
Silgan Holdings, Inc.	141,800	8,541
Zep, Inc.	1,011,663	22,135
		69,981
Producer Durables (20.9%)
AAR Corp. (a)	984,928	24,446
ACCO Brands Corp. (a)	821,100	6,289
Administaff, Inc.	310,400	6,624
Aecom Technology Corp. (a)	198,000	5,617
Belden, Inc.	185,200	5,086
Brink’s Co. (The)	377,100	10,645
Deluxe Corp.	335,700	6,519
Forward Air Corp.	375,200	9,868
HEICO Corp., Class A	61,800	2,452
John Bean Technologies Corp.	363,900	6,383
MAXIMUS, Inc.	476,179	29,013
Moog, Inc., Class A (a)	331,100	11,728
Orion Marine Group, Inc. (a)	352,130	6,356
Stantec, Inc. (a)	348,006	9,083
Spirit Aerosystems Holdings, Inc., Class A (a)	554,800	12,971
UTI Worldwide, Inc.	666,300	10,208
Zebra Technologies Corp., Class A (a)	344,300	10,191
		173,479
Technology (15.9%)
Acxiom Corp. (a)	959,300	17,210
Adtran, Inc.	418,500	11,027
Checkpoint Systems, Inc. (a)	835,000	18,470
Epicor Software Corp. (a)	598,400	5,721
Gartner, Inc. (a)	406,600	9,043
Informatica Corp. (a)	203,300	5,461
Methode Electronics, Inc.	768,600	7,609
Microsemi Corp. (a)	629,100	10,908
Ness Technologies, Inc. (a)	729,002	4,600
Rogers Corp. (a)	376,683	10,927
Syniverse Holdings, Inc. (a)	953,498	18,565
Tekelec (a)	671,400	12,193
		131,734
Utilities (3.0%)
ALLETE, Inc.	265,500	8,889
Avista Corp.	428,521	8,875
UGI Corp.	270,700	7,184
		24,948
Total Common Stocks (Cost $636,059)		789,329
Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p) (Cost $37,818)	37,817,693	37,818
Total Investments (99.8%) (Cost $673,877)		827,147
Other Assets in Excess of Liabilities (0.2%)		1,386
Net Assets (100%)		$828,533

20	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small Cap Value Portfolio

(a)                                  Non-income producing security.

(p)                                 See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

Portfolio Composition

Classification	Percentage of Total Investments
Financial Services	22.0%
Producer Durables	21.0
Technology	15.9
Consumer Discretionary	9.9
Health Care	9.3
Materials & Processing	8.5
Other*	8.8
Short-Term Investment	4.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$81,988	$—	$—	$81,988
Consumer Staples	32,584	—	—	32,584
Energy	15,772	—	—	15,772
Financial Services	182,035	—	—	182,035
Health Care	76,808	—	—	76,808
Materials & Processing	69,981	—	—	69,981
Producer Durables	173,479	—	—	173,479
Technology	131,734	—	—	131,734
Utilities	24,948	—	—	24,948
Total Common Stocks	789,329	—	—	789,329
Short-Term Investment
Investment Company	37,818	—	—	37,818
Total Assets	827,147	—	—	827,147
Total	$827,147	$—	$—	$827,147

The accompanying notes are an integral part of the financial statements.	21

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Value Portfolio

	Shares	Value (000)
Common Stocks (95.6%)
Consumer Discretionary (16.5%)
Comcast Corp., Class A	567,177	$10,674
DIRECTV, Class A (a)	59,209	2,002
Home Depot, Inc.	86,800	2,808
J.C. Penney Co., Inc.	40,900	1,316
Lowe’s Cos., Inc.	98,800	2,395
Macy’s, Inc.	42,559	926
News Corp., Class B	192,300	3,271
Target Corp.	13,500	710
Time Warner, Inc.	78,133	2,443
Time Warner Cable, Inc.	63,142	3,366
Viacom, Inc., Class B (a)	216,950	7,459
		37,370
Consumer Staples (10.4%)
Altria Group, Inc.	102,500	2,103
Coca-Cola Co. (The)	28,900	1,589
CVS Caremark Corp.	87,000	3,181
Kraft Foods, Inc., Class A	133,450	4,036
PepsiCo., Inc.	10,900	721
Philip Morris International, Inc.	52,700	2,749
Procter & Gamble Co. (The)	16,800	1,063
Unilever N.V. (NY Shares)	104,700	3,158
Wal-Mart Stores, Inc.	91,100	5,065
		23,665
Energy (7.5%)
BP plc ADR	30,200	1,724
Chevron Corp.	57,400	4,353
ConocoPhillips	61,700	3,157
Halliburton Co.	122,500	3,691
Royal Dutch Shell plc ADR	39,300	2,274
Total S.A. ADR	30,100	1,746
		16,945
Financials (24.9%)
Aflac, Inc.	24,600	1,336
Bank of America Corp.	332,621	5,937
Bank of New York Mellon Corp. (The)	164,146	5,069
Berkshire Hathaway, Inc., Class B (a)	34,900	2,836
Chubb Corp.	228,680	11,857
Citigroup, Inc. (a)	536,200	2,172
Goldman Sachs Group, Inc. (The)	11,900	2,030
JPMorgan Chase & Co.	165,500	7,406
MetLife, Inc.	83,400	3,615
PNC Financial Services Group, Inc.	55,900	3,337
Primerica, Inc. (a)	1,500	23
State Street Corp.	20,600	930
Torchmark Corp.	28,800	1,541
Travelers Cos., Inc. (The)	77,515	4,181
U.S. Bancorp	71,300	1,845
Wells Fargo & Co.	70,400	2,191
		56,306
Health Care (14.2%)
Abbott Laboratories	34,000	1,791
Boston Scientific Corp. (a)	113,200	818
Bristol-Myers Squibb Co.	182,545	4,874
Cardinal Health, Inc.	121,600	4,381
Eli Lilly & Co.	76,400	2,767
GlaxoSmithKline plc ADR	31,100	1,198
Merck & Co., Inc.	112,687	4,209
Pfizer, Inc.	374,176	6,417
Roche Holding AG ADR	44,700	1,811
UnitedHealth Group, Inc. (a)	60,300	1,970
WellPoint, Inc. (a)	30,200	1,944
		32,180
Industrials (4.1%)
Emerson Electric Co.	33,600	1,692
General Electric Co.	198,500	3,613
Honeywell International, Inc.	41,800	1,892
Ingersoll-Rand plc	62,900	2,193
		9,390
Information Technology (10.7%)
Accenture plc, Class A	29,800	1,250
Cisco Systems, Inc. (a)	95,600	2,489
Dell, Inc. (a)	129,471	1,943
eBay, Inc. (a)	237,200	6,393
Flextronics International Ltd. (a)	52,500	412
Hewlett-Packard Co.	46,700	2,482
Intel Corp.	168,300	3,746
KLA-Tencor Corp.	34,300	1,061
Microsoft Corp.	22,700	664
Western Union Co. (The)	38,700	656
Yahoo!, Inc. (a)	184,900	3,056
		24,152
Materials (3.8%)
Alcoa, Inc.	121,600	1,732
E.I. du Pont de Nemours & Co.	38,300	1,426
International Paper Co.	218,921	5,388
		8,546
Telecommunication Services (3.2%)
AT&T, Inc.	84,900	2,194
Verizon Communications, Inc.	102,000	3,164
Vodafone Group plc ADR	81,300	1,893
		7,251
Utilities (0.3%)
Sempra Energy	14,400	719
Total Common Stocks (Cost $201,629)		216,524
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (p) (Cost $9,768)	9,768,196	9,768
Total Investments (99.9%) (Cost $211,397)		226,292
Other Assets in Excess of Liabilities (0.1%)		135
Net Assets (100%)		$226,427

22	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

(a)                                  Non-income producing security.

(p)                                 See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

ADR                     American Depositary Receipt

Portfolio Composition

Classification	Percentage of Total Investments
Financials	24.9%
Consumer Discretionary	16.5
Health Care	14.2
Information Technology	10.7
Consumer Staples	10.5
Energy	7.5
Other*	11.4
Short-Term Investment	4.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$37,370	$—	$—	$37,370
Consumer Staples	23,665	—	—	23,665
Energy	16,945	—	—	16,945
Financials	56,306	—	—	56,306
Health Care	30,369	1,811	—	32,180
Industrials	9,390	—	—	9,390
Information Technology	24,152	—	—	24,152
Materials	8,546	—	—	8,546
Telecommunication Services	7,251	—	—	7,251
Utilities	719	—	—	719
Total Common Stocks	214,713	1,811	—	216,524
Short-Term Investment
Investment Company	9,768	—	—	9,768
Total Assets	224,481	1,811	—	226,292
Total	$224,481	$1,811	$—	$226,292

The accompanying notes are an integral part of the financial statements.	23

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Agency Adjustable Rate Mortgages (2.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$328	$347
5.92%, 12/1/36	280	296
6.04%, 2/1/37	166	176
Federal National Mortgage Association,
Conventional Pools:
5.78%, 3/1/38	222	232
6.01%, 11/1/37	382	402
Government National Mortgage Association,
Various Pools:
3.63%, 8/20/25 - 9/20/27	70	73
4.38%, 2/20/25 - 6/20/25	337	350
		1,876
Agency Bonds — Banking (FDIC Guaranteed) (3.8%)
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12 (c)	2,140	2,173
U.S. Central Federal Credit Union,
1.90%, 10/19/12	940	949
		3,122
Agency Fixed Rate Mortgages (26.9%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35	1,903	1,971
6.00%, 5/1/37 - 8/1/37	594	639
6.50%, 4/1/29	53	59
7.50%, 5/1/35	89	101
8.00%, 8/1/32	43	50
8.50%, 8/1/31	68	80
April TBA:
5.00%, 4/15/40 (i)	300	310
5.50%, 4/15/40 (i)	175	185
6.50%, 4/15/40 (i)	375	407
May TBA:
6.00%, 5/15/40 (i)	625	669
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	1,557	1,608
5.50%, 4/1/34 - 8/1/38	6,862	7,251
6.00%, 10/1/38	771	821
6.50%, 7/1/29 - 2/1/33	877	969
7.00%, 10/1/31 - 12/1/31	6	7
7.50%, 8/1/37	162	184
8.00%, 4/1/33	117	135
8.50%, 10/1/32	117	137
April TBA:
4.50%, 4/25/25 - 4/25/40 (i)	925	957
May TBA:
6.00%, 5/25/40 (i)	2,675	2,854
June TBA:
5.00%, 6/25/40 (i)	800	820
Government National Mortgage Association,
April TBA:
4.50%, 4/15/40 (i)	975	987
5.00%, 4/15/40 (i)	1,050	1,091
		22,292
Asset Backed Securities (0.7%)
ARI Fleet Lease Trust,
1.68%, 8/15/18 (e)(h)	161	161
Chesapeake Funding LLC,
2.23%, 12/15/20 (e)(h)	200	202
Chrysler Financial Auto Securitization,
1.01%, 7/15/10	22	22
GE Dealer Floorplan Master Note,
1.79%, 10/20/14 (e)(h)	225	225
		610
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28	30	6

Commercial Mortgage Backed Securities (3.0%)
Banc of America Commercial Mortgage, Inc.,
5.74%, 2/10/51 (h)	450	437
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45 (h)	325	332
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	200	201
5.70%, 12/10/49 (h)	402	401
Commercial Mortgage Pass-Through Certificates,
5.82%, 12/10/49 (c)(h)	350	350
Gemsco Mortgage Pass-Through Certificate,
8.70%, 11/25/10 (d)(l)	1	—	@
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	50	49
GS Mortgage Securities Corp. II,
5.55%, 4/10/38 (h)	100	101
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	325	330
5.37%, 9/15/39	300	306
		2,507
Finance (13.2%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (c)(e)	140	139
Aegon N.V.,
4.63%, 12/1/15	175	177
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	365	376
American Express Co.,
8.13%, 5/20/19	240	291
Ameriprise Financial, Inc.,
5.30%, 3/15/20	65	66
AvalonBay Communities, Inc.,
6.10%, 3/15/20	145	154

24	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Bank of America Corp.,
5.75%, 12/1/17	$750	$770
Barclays Bank plc,
6.75%, 5/22/19	220	244
BB&T Corp.,
6.85%, 4/30/19	135	154
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	28
7.25%, 2/1/18	170	197
Boston Properties LP,
5.88%, 10/15/19 (c)	150	156
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	115	113
7.13%, 6/15/12	60	64
Capital One Auto Finance Trust,
6.75%, 9/15/17	200	221
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	155	138
Citigroup, Inc.,
5.88%, 5/29/37	150	135
6.13%, 11/21/17 - 5/15/18	245	251
8.50%, 5/22/19	240	281
Commonwealth Bank of Australia,
5.00%, 10/15/19 (e)	155	156
Credit Suisse USA, Inc.,
5.13%, 8/15/15 (c)	105	113
Credit Suisse,
5.40%, 1/14/20	50	51
Credit Suisse, New York,
5.30%, 8/13/19	170	175
6.00%, 2/15/18	60	63
General Electric Capital Corp.,
5.50%, 1/8/20	115	118
6.00%, 8/7/19	600	635
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	410	435
HBOS plc,
6.75%, 5/21/18 (e)	340	313
HSBC Finance Corp.,
6.75%, 5/15/11	235	247
JPMorgan Chase & Co.,
6.00%, 1/15/18	95	103
6.30%, 4/23/19	75	83
MetLife, Inc.,
7.72%, 2/15/19 (c)	220	257
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	170	169
National Australia Bank Ltd.,
3.75%, 3/2/15 (e)	240	241
Nationwide Building Society,
6.25%, 2/25/20 (c)(e)	345	352
Pacific Lifecorp,
6.00%, 2/10/20 (e)	125	122
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	120	129
PNC Funding Corp.,
5.13%, 2/8/20	175	177
6.70%, 6/10/19	125	140
Principal Financial Group, Inc.,
8.88%, 5/15/19	100	120
Prudential Financial, Inc.,
4.75%, 9/17/15	80	83
Rabobank Nederland NV,
4.75%, 1/15/20 (e)	335	335
Reinsurance Group of America, Inc.,
6.45%, 11/15/19 (c)	135	141
Royal Bank of Scotland, plc (The),
4.88%, 3/16/15	295	295
Simon Property Group LP,
5.65%, 2/1/20	125	122
6.75%, 5/15/14 (c)	130	143
Svenska Handelsbanken AB,
5.13%, 3/30/20 (e)	175	175
UBS AG,
5.88%, 12/20/17	135	140
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (e)	200	214
WellPoint, Inc.,
7.00%, 2/15/19	45	51
Wells Fargo & Co.,
5.63%, 12/11/17	335	356
Westpac Banking Corp.,
4.20%, 2/27/15	145	149
Xlliac Global Funding,
4.80%, 8/10/10 (e)	580	586
		10,944
Industrials (11.6%)
Agilent Technologies, Inc.,
5.50%, 9/14/15 (c)	120	129
Altria Group, Inc.,
9.25%, 8/6/19	125	152
Amphenol Corp.,
4.75%, 11/15/14	100	103
Anglo American Capital plc,
9.38%, 4/8/19 (e)	100	128
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (e)	205	235
ArcelorMittal,
9.85%, 6/1/19 (c)	300	382
AT&T, Inc.,
6.15%, 9/15/34	200	198
6.30%, 1/15/38	150	153
BAT International Finance plc,
9.50%, 11/15/18 (e)	165	214

The accompanying notes are an integral part of the financial statements.	25

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Biogen Idec, Inc.,
6.88%, 3/1/18	$165	$181
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	85	99
Comcast Corp.,
5.15%, 3/1/20	75	76
5.70%, 5/15/18	215	228
ConAgra Foods, Inc.,
8.25%, 9/15/30	140	172
Corning, Inc.,
6.63%, 5/15/19 (c)	80	89
COX Communications, Inc.,
8.38%, 3/1/39 (e)	100	125
CSX Corp.,
6.15%, 5/1/37	55	56
CVS Pass-Through Trust,
6.04%, 12/10/28	355	352
Daimler Finance North America LLC,
7.30%, 1/15/12 (c)	95	104
8.50%, 1/18/31 (c)	55	67
Delhaize America, Inc.,
9.00%, 4/15/31	75	96
Delhaize Group S.A.,
5.88%, 2/1/14 (c)	125	137
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	65	83
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	150	156
General Electric Co.,
5.25%, 12/6/17	75	79
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	160	160
Holcim U.S. Finance SARL & Cie SCS,
6.00%, 12/30/19 (c)(e)	85	88
Home Depot, Inc.,
5.88%, 12/16/36	190	185
KLA-Tencor Corp.,
6.90%, 5/1/18	145	158
Kohl’s Corp.,
6.88%, 12/15/37 (c)	170	190
Kraft Foods, Inc.,
5.38%, 2/10/20	315	321
Medco Health Solutions, Inc.,
7.13%, 3/15/18	250	285
Mosaic Co. (The),
7.63%, 12/1/16 (e)	185	203
Newmont Mining Corp.,
5.13%, 10/1/19 (c)	45	45
News America, Inc.,
7.85%, 3/1/39	205	244
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15 (e)	75	75
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	175	180
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	110	108
Quest Diagnostics, Inc.,
4.75%, 1/30/20	115	113
Questar Market Resources, Inc.,
6.80%, 4/1/18	120	132
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	160	206
Telecom Italia Capital S.A.,
7.00%, 6/4/18	185	200
7.18%, 6/18/19	120	130
Telefonica Europe B.V.,
8.25%, 9/15/30	350	431
Time Warner Cable, Inc.,
8.25%, 4/1/19	70	85
8.75%, 2/14/19	200	248
Time Warner, Inc.,
5.88%, 11/15/16	105	115
7.70%, 5/1/32	10	11
Tyco Electronics Group S.A.,
5.95%, 1/15/14	490	529
Vale Overseas Ltd.,
5.63%, 9/15/19 (c)	110	114
6.88%, 11/10/39	30	31
Verizon Communications, Inc.,
8.95%, 3/1/39	145	197
Viacom, Inc.,
6.88%, 4/30/36	165	176
Vivendi S.A.,
6.63%, 4/4/18 (e)	120	130
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	180	228
WPP Finance,
8.00%, 9/15/14 (c)	100	115
Xerox Corp.,
5.63%, 12/15/19 (c)	40	41
6.35%, 5/15/18	55	60
Yum! Brands, Inc.,
6.25%, 3/15/18	205	225
		9,553
Municipal Bonds (1.0%)
Chicago Illinois Transit Authority,
6.20%, 12/1/40	100	100
City of New York,
5.97%, 3/1/36	85	85
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	130	132
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	90	90
6.66%, 4/1/57	155	155

26	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
State of California, General Obligation Bonds,
5.95%, 4/1/16	$255	$265
		827
Sovereign (0.7%)
Export-Import Bank of Korea,
4.13%, 9/9/15	100	100
Federative Republic of Brazil,
6.00%, 1/17/17 (c)	290	317
Korea Development Bank,
4.38%, 8/10/15 (c)	130	132
		549
U.S. Agency Securities (4.4%)
Federal Home Loan Mortgage Corp.,
2.88%, 2/9/15 (c)	200	202
4.88%, 6/13/18 (c)	600	643
Federal National Mortgage Association,
1.75%, 2/22/13 (c)	700	701
2.50%, 5/15/14 (c)	1,000	1,007
4.38%, 10/15/15 (c)	560	598
6.63%, 11/15/30 (c)	385	461
		3,612
U.S. Treasury Securities (27.2%)
U.S. Treasury Bonds,
1.00%, 12/31/11 (c)	500	501
3.50%, 2/15/39 (c)	195	158
4.25%, 5/15/39	1,820	1,687
6.00%, 2/15/26	2,970	3,504
U.S. Treasury Notes,
1.38%, 1/15/13 (c)	1,900	1,894
1.75%, 3/31/14 (c)	2,000	1,971
2.38%, 10/31/14 (c)	4,200	4,196
2.50%, 3/31/15	640	638
2.63%, 7/31/14	1,900	1,927
2.75%, 2/15/19 (c)	500	464
3.63%, 8/15/19 - 2/15/20 (c)	5,150	5,079
3.75%, 11/15/18 (c)	500	504
		22,523
Utilities (2.1%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	132
7.88%, 4/1/13	85	97
Enterprise Products Operating LLC,
5.25%, 1/31/20 (c)	50	51
6.50%, 1/31/19	160	177
FirstEnergy Solutions Corp.,
6.05%, 8/15/21 (c)	225	226
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	285	306
Nisource Finance Corp.,
6.13%, 3/1/22	100	105
6.80%, 1/15/19	170	185
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	165
8.75%, 5/1/19	65	79
PPL Energy Supply LLC,
6.30%, 7/15/13	165	181
6.50%, 5/1/18	20	21
		1,725
Total Fixed Income Securities (Cost $78,366)		80,146

	Shares
Short-Term Investments (30.4%)
Securities held as Collateral on Loaned Securities (18.8%)
Investment Company (17.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	14,279,767	14,280

	Face Amount (000)
Repurchase Agreement (1.5%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $1,283; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $1,309.

	$1,283	1,283
		15,563

	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	1,736,201	1,736

	Face Amount (000)
U.S. Treasury Securities (9.5%)
U.S. Treasury Bills,
0.13%, 5/6/10 (j)(r)(w)	$883	883
0.14%, 6/17/10 (c)(r)	2,000	1,999

The accompanying notes are an integral part of the financial statements.	27

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont’d)
0.18%, 8/19/10 (r)	$2,000	$1,999
0.20%, 9/2/10 (c)(r)	3,000	2,998
		7,879
Total Short-Term Investments (Cost $25,177)		25,178
Total Investments (127.3%) (Cost $103,543) — Including $22,247 of Securities Loaned		105,324
Liabilities in Excess of Other Assets (-27.3%)		(22,590)
Net Assets (100%)		$82,734

(c)	All or a portion of security on loan at March 31, 2010.
(d)

At March 31, 2010, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2010.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2010.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2010.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
@	Value is less than $500.
IO	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	210	$24,117	Jun-10	$(131)
Short:
U.S. Treasury
2 yr. Note	46	9,980	Jun-10	12
U.S. Treasury
10 yr. Note	36	4,185	Jun-10	17
U.S. Treasury
30 yr. Bond	4	464	Jun-10	2
				$(100)

28	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$395	5.00%	6/20/14	$14	$(56)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$8,880	$17
	3 Month LIBOR	Pay	5.09	12/23/19	5,390	(8)
	3 Month LIBOR	Receive	4.39	12/23/39	1,294	10

Deutsche Bank	3 Month LIBOR	Pay	2.90	1/11/15	3,970	(70)
	3 Month LIBOR	Receive	2.65	3/26/15	4,460	10
	3 Month LIBOR	Pay	4.40	10/1/16	19,278	(100)
	3 Month LIBOR	Receive	4.41	10/3/18	10,372	123

UBS	3 Month LIBOR	Pay	2.84	1/8/15	420	(7)
						$(25)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$1,457	3 Month LIBOR	Receive	11/15/19	$(53)
	2,380	3 Month LIBOR	Pay	11/15/19	(153)

JPMorgan Chase & Co.	2,979	3 Month LIBOR	Receive	11/15/21	(60)
					$(266)

LIBOR — London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	29

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Securities	25.1%
Agency Fixed Rate Mortgages	24.8
Finance	12.2
Industrials	10.6
Other**	16.6
Short-Term Investments	10.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2010.
**	Industries and/or investment types representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,876	$—		$1,876
Agency Bonds — Banking (FDIC Guaranteed)	—	3,122	—		3,122
Agency Fixed Rate Mortgages	—	22,292	—		22,292
Asset Backed Securities	—	610	—		610
Collateralized Mortgage Obligations — Agency Collateral Series	—	6	—		6
Commercial Mortgage Backed Securities	—	2,507	—	@	2,507
Finance	—	10,944	—		10,944
Industrials	—	9,553	—		9,553
Municipal Bonds	—	827	—		827
Sovereign	—	549	—		549
U.S. Agency Securities	—	3,612	—		3,612
U.S. Treasury Securities	—	22,523	—		22,523
Utilities	—	1,725	—		1,725
Total Fixed Income Securities	—	80,146	—	@	80,146
Futures Contracts	31	—	—		31
Interest Rate Swap Agreements	—	160	—		160
Short-Term Investments
Investment Company	16,016	—	—		16,016
Repurchase Agreement	—	1,283	—		1,283
U.S. Treasury Securities	—	7,879	—		7,879
Total Short-Term Investments	16,016	9,162	—		25,178
Total Assets	16,047	89,468	—	@	105,515
Liabilities:
Credit Default Swap Agreements	—	56	—		56
Futures Contracts	131	—	—		131
Interest Rate Swap Agreements	—	185	—		185
Zero Coupon Swap Agreements	—	266	—		266
Total Liabilities	131	507	—		638
Total	$15,916	$88,961	$—	@	$104,877

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income Securities (000)
Balance as of 9/30/09	$—	@
Accrued discounts/premiums	—
Realized gain (loss)	—	@
Change in unrealized appreciation (depreciation)	—	@
Net purchases (sales)	(—	)@
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$ (—	)@

30	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Agency Adjustable Rate Mortgages (2.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$4,380	$4,626
6.04%, 2/1/37	1,413	1,498
Federal National Mortgage Association,
Conventional Pools:
5.74%, 12/1/36	3,900	4,094
5.78%, 3/1/38	2,389	2,499
6.01%, 11/1/37	193	203
Government National Mortgage Association,
Various Pools:
3.13%, 10/20/25 - 11/20/25	54	55
3.63%, 7/20/25 - 9/20/27	572	594
4.38%, 1/20/25 - 2/20/28	6,060	6,301
		19,870
Agency Bonds — Banking (FDIC Guaranteed) (4.1%)
FDIC Structured Sale Guaranteed Notes,
0.80%, 2/25/48 (e)(h)	4,000	4,011
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12 (c)	24,300	24,677
U.S. Central Federal Credit Union,
1.90%, 10/19/12 (c)	9,834	9,931
		38,619
Agency Fixed Rate Mortgages (26.6%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.25%, 10/1/11	5	5
11.75%, 4/1/19	2	2
12.00%, 10/1/10 - 2/1/15	1	1
13.00%, 6/1/19	1	1
Gold Pools:
4.50%, 5/1/23	8,313	8,647
5.00%, 10/1/35	1,053	1,090
5.50%, 12/1/36 - 5/1/38	42,774	45,235
6.00%, 2/1/32 - 8/1/38	8,643	9,288
6.50%, 3/1/16 - 8/1/33	1,031	1,136
7.00%, 2/1/26 - 11/1/31	278	313
7.50%, 5/1/16 - 5/1/35	1,083	1,235
8.00%, 8/1/32	506	585
8.50%, 8/1/31	641	755
April TBA:
5.00%, 4/15/39 (i)	2,725	2,814
6.00%, 4/15/37 (i)	11,000	11,804
May TBA:
6.00%, 5/15/40 (i)	5,100	5,456
Federal National Mortgage Association,
Conventional Pools:
5.00%, 10/1/35 - 4/1/39	42,497	43,924
5.50%, 6/1/35 - 8/1/38	37,313	39,429
6.00%, 10/1/31 - 10/1/38	8,120	8,641
6.50%, 11/1/23 - 10/1/38	14,185	15,664
7.00%, 11/1/13 - 1/1/34	1,863	2,090
7.50%, 8/1/37	1,702	1,928
8.00%, 2/1/12 - 4/1/33	1,330	1,543
8.50%, 1/1/15 - 10/1/32	1,238	1,443
9.50%, 4/1/30	1,961	2,314
11.25%, 8/1/13	3	3
12.00%, 11/1/15	72	84
12.50%, 9/1/15 - 2/1/16	9	11
April TBA:
4.50%, 4/25/40 (i)	750	752
May TBA:
6.00%, 5/25/40 (i)	13,125	14,005
June TBA:
5.00%, 6/25/40 (i)	11,350	11,625
Government National Mortgage Association,
April TBA:
4.50%, 4/15/39 (i)	10,575	10,702
5.00%, 4/15/40 (i)	5,450	5,666
		248,191
Asset Backed Securities (1.0%)
ARI Fleet Lease Trust,
1.68%, 8/15/18 (e)(h)	1,773	1,773
Chesapeake Funding LLC,
2.23%, 12/15/20 (e)(h)	1,675	1,685
Contimortgage Home Equity Trust,
8.10%, 8/15/25	48	45
Ford Credit Floorplan Master Owner Trust,
1.93%, 2/15/17 (e)(h)	3,775	3,807
GE Dealer Floorplan Master Note Trust,
1.79%, 10/20/14 (e)(h)	2,225	2,226
		9,536
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
7.50%, 12/1/29	221	44
8.00%, 1/1/28 - 6/1/31	1,721	379
PAC REMIC
9.50%, 4/15/20	2	2
10.00%, 6/15/20	2	3
Federal National Mortgage Association,
Inv Fl REMIC
62.82%, 9/25/20	31	61
IO PAC REMIC
8.00%, 9/18/27	976	231
IO REMIC
6.00%, 7/25/33	2,362	420
IO STRIPS
6.50%, 9/1/29 - 12/1/29	4,513	831
8.00%, 4/1/24 - 6/1/30	3,338	617
8.50%, 10/1/25	188	36
9.00%, 11/1/26	302	61

The accompanying notes are an integral part of the financial statements.	31

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
REMIC
7.00%, 9/25/32	$2,277	$2,550
		5,235
Commercial Mortgage Backed Securities (3.0%)
Banc of America Commercial Mortgage, Inc.,
5.74%, 2/10/51 (h)	4,795	4,662
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45 (h)	2,575	2,627
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	1,735	1,746
5.70%, 12/10/49 (h)	3,198	3,191
5.73%, 3/15/49 (h)	2,267	2,381
Commercial Mortgage Pass-Through Certificates,
5.82%, 12/10/49 (c)(h)	3,450	3,456
Goldman Sachs Mortgage Securities Corp. II,
5.55%, 4/10/38 (h)	2,330	2,345
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	2,130	2,075
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	3,541	3,596
5.37%, 9/15/39	2,300	2,343
		28,422
Finance (13.7%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (c)(e)	1,469	1,462
Aegon N.V.,
4.63%, 12/1/15	1,400	1,414
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	3,234	3,332
American Express Co.,
8.13%, 5/20/19	823	999
American Express Credit Corp.,
7.30%, 8/20/13	1,807	2,030
Ameriprise Financial, Inc.,
5.30%, 3/15/20	725	735
AvalonBay Communities, Inc.,
6.10%, 3/15/20	1,510	1,608
Bank of America Corp.,
5.75%, 12/1/17	3,730	3,830
7.63%, 6/1/19 (c)	1,290	1,478
Barclays Bank plc,
6.75%, 5/22/19	2,609	2,891
BB&T Corp.,
6.85%, 4/30/19	1,409	1,605
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17 (c)	1,210	1,259
7.25%, 2/1/18	2,320	2,685
Boston Properties LP,
5.88%, 10/15/19 (c)	1,630	1,695
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,751	1,711
Capital One Bank, (USA), N.A.,
8.80%, 7/15/19	1,870	2,263
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	1,765	1,571
Citigroup, Inc.,
5.88%, 5/29/37	2,239	2,023
8.13%, 7/15/39 (c)	205	238
8.50%, 5/22/19 (c)	4,449	5,201
Commonwealth Bank of Australia,
5.00%, 10/15/19 (e)	1,618	1,629
Credit Suisse USA, Inc.,
5.13%, 8/15/15 (c)	976	1,046
Credit Suisse,
5.40%, 1/14/20	550	555
Credit Suisse, New York,
6.00%, 2/15/18	624	662
Duke Realty LP,
6.75%, 3/15/20	1,500	1,530
Farmers Insurance Exchange,
8.63%, 5/1/24 (e)	2,860	3,082
General Electric Capital Corp.,
5.50%, 1/8/20	2,020	2,065
6.00%, 8/7/19	6,494	6,874
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	4,515	4,785
HBOS plc,
6.75%, 5/21/18 (e)	2,968	2,731
Health Care REIT, Inc.,
6.13%, 4/15/20	1,400	1,407
JPMorgan Chase & Co.,
6.30%, 4/23/19	540	597
KeyCorp,
6.50%, 5/14/13 (c)	2,220	2,372
Lloyds TSB Bank plc,
5.80%, 1/13/20 (e)	970	948
Macquarie Group Ltd.,
6.00%, 1/14/20 (c)(e)	2,810	2,808
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	3,068	3,311
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	1,875	1,868
National Australia Bank Ltd.,
3.75%, 3/2/15 (c)(e)	2,700	2,714
Nationwide Building Society,
6.25%, 2/25/20 (c)(e)	3,825	3,907
Pacific Lifecorp,
6.00%, 2/10/20 (e)	1,425	1,394
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	1,336	1,438
PNC Funding Corp.,
5.13%, 2/8/20	1,980	1,998
6.70%, 6/10/19 (c)	1,355	1,517

32	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Principal Financial Group, Inc.,
8.88%, 5/15/19	$1,113	$1,339
Prudential Financial, Inc.,
4.75%, 9/17/15 (c)	1,316	1,356
Rabobank Nederland N.V.,
4.75%, 1/15/20 (e)	3,655	3,658
Regions Financial Corp.,
7.75%, 11/10/14	1,385	1,459
Reinsurance Group of America, Inc.,
6.45%, 11/15/19 (c)	1,389	1,454
Royal Bank of Scotland, plc (The),
4.88%, 3/16/15	3,295	3,298
Simon Property Group LP,
5.65%, 2/1/20	1,325	1,295
6.75%, 5/15/14 (c)	1,366	1,496
Svenska Handelsbanken AB,
5.13%, 3/30/20 (e)	1,900	1,904
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	2,560	2,591
UBS AG,
5.88%, 12/20/17	1,100	1,141
UBS AG/Stamford CT,
3.88%, 1/15/15	1,425	1,407
Vornado Realty LP,
4.25%, 4/1/15	1,415	1,406
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (e)	1,896	2,027
WellPoint, Inc.,
7.00%, 2/15/19	411	467
Wells Fargo & Co.,
5.63%, 12/11/17	3,733	3,966
Westpac Banking Corp.,
4.20%, 2/27/15	1,510	1,556
Xlliac Global Funding,
4.80%, 8/10/10 (e)	4,696	4,743
		127,831
Industrials (14.2%)
Agilent Technologies, Inc.,
5.50%, 9/14/15 (c)	1,294	1,389
Altria Group, Inc.,
9.25%, 8/6/19	1,157	1,408
Anglo American Capital plc,
9.38%, 4/8/19 (c)(e)	1,090	1,391
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14 (e)	175	190
7.20%, 1/15/14 (e)	1,761	2,019
ArcelorMittal,
9.85%, 6/1/19 (c)	3,251	4,139
AT&T Corp.,
8.00%, 11/15/31	1,575	1,920
AT&T, Inc.,
6.15%, 9/15/34	2,300	2,279
BAT International Finance plc,
9.50%, 11/15/18 (c)(e)	1,565	2,030
Biogen Idec, Inc.,
6.88%, 3/1/18	1,556	1,708
Bombardier, Inc.,
7.50%, 3/15/18 (c)(e)	490	513
7.75%, 3/15/20 (c)(e)	970	1,019
Boston Scientific Corp.,
6.00%, 1/15/20 (c)	2,840	2,688
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	856	997
CA, Inc.,
5.38%, 12/1/19	320	324
Case New Holland, Inc.,
7.75%, 9/1/13 (c)(e)	1,000	1,043
CBS Corp.,
8.88%, 5/15/19 (c)	1,275	1,543
CenturyTel, Inc.,
6.15%, 9/15/19	545	541
Chesapeake Energy Corp.,
6.88%, 1/15/16	2,265	2,248
Comcast Corp.,
5.15%, 3/1/20	935	945
5.70%, 5/15/18 (c)	2,303	2,446
ConAgra Foods, Inc.,
7.00%, 10/1/28	255	279
8.25%, 9/15/30	1,595	1,961
Constellation Brands, Inc.,
7.25%, 9/1/16	625	645
Cooper U.S., Inc.,
5.25%, 11/15/12	1,431	1,553
Corning, Inc.,
6.63%, 5/15/19 (c)	912	1,013
COX Communications, Inc.,
8.38%, 3/1/39 (e)	1,009	1,266
CRH America, Inc.,
6.00%, 9/30/16 (c)	1,945	2,093
CSC Holdings LLC,
7.63%, 7/15/18 (c)	1,440	1,512
CSX Corp.,
6.15%, 5/1/37	615	622
CVS Pass-Through Trust,
6.04%, 12/10/28	3,355	3,327
Daimler Finance North America LLC,
7.30%, 1/15/12 (c)	1,047	1,140
8.50%, 1/18/31 (c)	374	458
Delhaize America, Inc.,
9.00%, 4/15/31	2,357	3,006
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	730	937

The accompanying notes are an integral part of the financial statements.	33

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	$813	$848
7.63%, 5/15/16	562	630
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	2,019	2,131
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	320	356
Gaz Capital S.A.,
6.51%, 3/7/22 (e)	575	574
Georgia-Pacific LLC,
8.25%, 5/1/16 (e)	495	542
Grupo Televisa S.A.,
6.00%, 5/15/18 (c)	470	488
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	1,590	1,590
HCA, Inc.,
8.50%, 4/15/19 (e)	1,010	1,091
Holcim U.S. Finance Sarl & Cie SCS,
6.00%, 12/30/19 (c)(e)	813	846
Home Depot, Inc.,
5.88%, 12/16/36	2,068	2,013
Intelsat Subsidiary Holding Co. Ltd.,
8.50%, 1/15/13 (c)	1,350	1,377
International Paper Co.,
7.30%, 11/15/39 (c)	920	986
7.50%, 8/15/21 (c)	960	1,093
JC Penney Corp., Inc.,
6.38%, 10/15/36	2,135	1,999
KLA-Tencor Corp.,
6.90%, 5/1/18	1,334	1,449
Kohl’s Corp.,
6.88%, 12/15/37 (c)	28	31
Kraft Foods, Inc.,
5.38%, 2/10/20	3,250	3,309
6.75%, 2/19/14	30	34
7.00%, 8/11/37	285	314
Life Technologies Corp.,
6.00%, 3/1/20	1,315	1,349
MGM Mirage,
13.00%, 11/15/13 (c)	1,430	1,673
Mosaic Co. (The),
7.63%, 12/1/16 (e)	2,030	2,228
New Communications Holdings, Inc.,
8.50%, 4/15/20 (e)	885	896
News America, Inc.,
7.85%, 3/1/39	2,177	2,592
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15 (e)	820	823
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	1,830	1,884
Pioneer Natural Resources Co.,
6.65%, 3/15/17	680	683
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	1,075	1,058
Questar Market Resources, Inc.,
6.80%, 4/1/18	1,579	1,731
QVC, Inc.,
7.13%, 4/15/17 (e)	400	405
Qwest Corp.,
6.50%, 6/1/17	960	1,005
6.88%, 9/15/33	1,060	1,028
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	1,699	2,184
Sable International Finance Ltd.,
7.75%, 2/15/17 (c)(e)	1,780	1,860
SBA Telecommunications, Inc.,
8.25%, 8/15/19 (c)(e)	1,160	1,241
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	2,332	2,464
Teck Resources Ltd.,
10.25%, 5/15/16	1,770	2,115
Telecom Italia Capital S.A.,
7.00%, 6/4/18 (c)	2,243	2,429
7.18%, 6/18/19	1,211	1,310
Telefonica Europe B.V.,
8.25%, 9/15/30	3,266	4,017
Time Warner Cable, Inc.,
6.75%, 6/15/39	225	237
8.25%, 4/1/19	1,021	1,238
8.75%, 2/14/19	1,240	1,540
Time Warner, Inc.,
5.88%, 11/15/16	1,095	1,198
7.70%, 5/1/32	171	198
Tyco Electronics Group S.A.,
5.95%, 1/15/14	2,798	3,018
Vale Overseas Ltd.,
5.63%, 9/15/19 (c)	1,169	1,213
6.88%, 11/10/39	284	296
Verizon Communications, Inc.,
6.35%, 4/1/19	2,296	2,547
8.95%, 3/1/39 (c)	930	1,265
Viacom, Inc.,
6.88%, 4/30/36	1,574	1,674
Vivendi S.A.,
6.63%, 4/4/18 (e)	1,278	1,386
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	2,030	2,573
WPP Finance,
8.00%, 9/15/14 (c)	1,459	1,678
Xerox Corp.,
5.63%, 12/15/19 (c)	445	458
6.35%, 5/15/18	647	702
Yum! Brands, Inc.,
5.30%, 9/15/19	930	954
6.25%, 3/15/18	1,170	1,285
		132,728

34	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (1.5%)
American Express Co.,
9.63%, 12/1/12 (d)(l)	$7	$—	@
Countrywide Alternative Loan Trust,
6.00%, 4/25/37	4,345	2,757
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	2,941	2,688
6.25%, 8/25/36	2,977	2,163
Lehman Mortgage Trust,
5.50%, 2/25/36	2,981	2,375
Mastr Adjustable Rate Mortgages Trust,
1.40%, 4/25/46 (h)	2,884	215
Mid-State Trust,
8.33%, 4/1/30	49	50
Ryland Acceptance Corp. IV,
6.65%, 7/1/11 (d)(l)	2	—	@
Structured Adjustable Rate Mortgage Loan Trust,
0.55%, 9/25/34 (h)	800	643
Suntrust Alternative Loan Trust,
6.00%, 12/25/35	3,877	2,727
		13,618
Municipal Bonds (1.0%)
Chicago Transit Authority,
6.20%, 12/1/40	1,125	1,125
City of New York,
5.97%, 3/1/36	920	916
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	1,479	1,504
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	950	948
6.66%, 4/1/57	1,815	1,814
State of California, General Obligation Bonds,
5.95%, 4/1/16	2,825	2,942
		9,249
Sovereign (0.7%)
Export-Import Bank of Korea,
4.13%, 9/9/15	1,015	1,019
Federative Republic of Brazil,
6.00%, 1/17/17 (c)	3,031	3,308
Korea Development Bank,
4.38%, 8/10/15 (c)	1,475	1,499
State of Quatar,
4.00%, 1/20/15 (e)	1,085	1,111
		6,937
U.S. Agency Securities (4.8%)
Federal Home Loan Mortgage Corp.,
2.88%, 2/9/15 (c)	5,000	5,036
3.00%, 7/28/14 (c)	14,000	14,325
4.88%, 6/13/18 (c)	640	686
5.13%, 11/17/17 (c)	4,600	5,045
6.75%, 3/15/31 (c)	2,000	2,435
Federal National Mortgage Association,
1.75%, 2/22/13 (c)	6,000	6,009
2.50%, 5/15/14	640	644
4.38%, 10/15/15 (c)	7,840	8,376
5.38%, 6/12/17 (c)	1,830	2,029
		44,585
U.S. Treasury Securities (21.2%)
U.S. Treasury Bonds,
3.50%, 2/15/39 (c)	12,500	10,119
4.25%, 5/15/39 (c)	13,000	12,050
6.00%, 2/15/26	27,998	33,029
6.88%, 8/15/25	1,190	1,521
U.S. Treasury Notes,
0.75%, 11/30/11 (c)	10,000	9,990
0.88%, 3/31/11 (c)	7,100	7,132
1.75%, 3/31/14 (c)	20,000	19,706
2.38%, 10/31/14 (c)	39,000	38,960
2.50%, 3/31/15	5,880	5,865
2.63%, 7/31/14	7,000	7,098
2.75%, 2/15/19 (c)	2,000	1,857
3.00%, 9/30/16	5,044	4,998
3.63%, 8/15/19	36,000	35,573
4.00%, 8/15/18 (c)	9	9
4.25%, 8/15/14 (c)	4,200	4,556
4.75%, 8/15/17 (c)	4,730	5,175
		197,638
Utilities (2.5%)
AES Corp. (The),
8.75%, 5/15/13 (e)	2,145	2,188
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,202	1,173
7.88%, 4/1/13	730	836
CMS Energy Corp.,
6.25%, 2/1/20	2,775	2,756
Colorado Interstate Gas Co.,
6.80%, 11/15/15	149	167
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,415
El Paso Corp.,
8.25%, 2/15/16	1,095	1,174
Enterprise Products Operating LLC,
5.25%, 1/31/20 (c)	475	480
FirstEnergy Solutions Corp.,
6.05%, 8/15/21 (c)	2,324	2,332
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	2,610	2,571
NiSource Finance Corp.,
6.13%, 3/1/22 (c)	1,175	1,229
6.80%, 1/15/19	1,485	1,617
NRG Energy, Inc.,
8.50%, 6/15/19 (c)	1,120	1,140
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	1,824	1,880

The accompanying notes are an integral part of the financial statements.	35

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Utilities (cont’d)
PPL Energy Supply LLC,
6.30%, 7/15/13	$1,465	$1,607
6.50%, 5/1/18	505	539
		23,104
Total Fixed Income Securities (Cost $897,391)		905,563

	Shares
Short-Term Investments (24.8%)
Securities held as Collateral on Loaned Securities (16.3%)
Investment Company (14.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	139,312,340	139,312

	Face Amount (000)
Repurchase Agreement (1.4%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $12,521; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $12,771.

	$12,521	12,521
		151,833

	Shares
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	30,376,730	30,377

	Face Amount (000)
U.S. Treasury Securities (5.2%)
U.S. Treasury Bills,
0.13%, 5/6/10 (c)(j)(r)(w)	$6,537	6,536
0.14%, 6/17/10 (c)(r)	20,000	19,994
0.15%, 7/1/10 (c)(r)	22,240	22,232
		48,762
Total Short-Term Investments (Cost $230,973)		230,972
Total Investments (121.8%) (Cost $1,128,364) — Including $243,570 of Securities Loaned		1,136,535
Liabilities in Excess of Other Assets (-21.8%)		(203,461)
Net Assets (100%)		$933,074

(c)	All or a portion of security on loan at March 31, 2010.
(d)

At March 31, 2010, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2010.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2010.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2010.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
@	Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2010.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separated Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	2,386	$274,017	Jun-10	$(1,501)
Short:
U.S. Treasury
2 yr. Note	527	114,334	Jun-10	132
U.S. Treasury
10 yr. Note	315	36,619	Jun-10	171
U.S. Treasury
30 yr. Bond	14	1,626	Jun-10	23
				$(1,175)

36	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/ Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$2,115	5.00%	6/20/14	$74	$(301)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$99,010	$188
	3 Month LIBOR	Pay	5.09	12/23/19	59,650	(92)
	3 Month LIBOR	Receive	4.39	12/23/39	14,305	116

Deutsche Bank	3 Month LIBOR	Pay	2.90	1/11/15	43,890	(778)
	3 Month LIBOR	Receive	2.65	3/26/15	49,710	113
	3 Month LIBOR	Pay	4.40	10/1/16	187,421	(969)
	3 Month LIBOR	Receive	4.41	10/3/18	100,833	1,196

UBS	3 Month LIBOR	Pay	2.84	1/8/15	4,700	(75)
						$(301)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$7,598	3 Month LIBOR	Receive	11/15/19	$(277)
	20,062	3 Month LIBOR	Receive	11/15/21	(568)
					$(845)

LIBOR — London Interbank Offered Rate

Portfolio Composition

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	25.2%
U.S. Treasury Securities	20.1
Industrials	13.5
Finance	13.0
Other**	20.2
Short-Term Investments	8.0
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2010.

**          Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	37

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$19,870	$—		$19,870
Agency Bonds — Banking (FDIC Guaranteed)	—	38,619	—		38,619
Agency Fixed Rate Mortgages	—	248,191	—		248,191
Asset Backed Securities	—	9,536	—		9,536
Collateralized Mortgage Obligations — Agency Collateral Series	—	5,235	—		5,235
Commercial Mortgage Backed Securities	—	28,422	—		28,422
Finance	—	127,831	—		127,831
Industrials	—	132,728	—		132,728
Mortgages — Other	—	13,618	—	@	13,618
Municipal Bonds	—	9,249	—		9,249
Sovereign	—	6,937	—		6,937
U.S. Agency Securities	—	44,585	—		44,585
U.S. Treasury Securities	—	197,638	—		197,638
Utilities	—	23,104	—		23,104
Total Fixed Income Securities	—	905,563	—	@	905,563
Futures Contracts	326	—	—		326
Interest Rate Swap Agreements	—	1,613	—		1,613
Short-Term Investments
Investment Company	169,689	—	—		169,689
Repurchase Agreement	—	12,521	—		12,521
U.S. Treasury Securities	—	48,762	—		48,762
Total Short-Term Investments	169,689	61,283	—		230,972
Total Assets	170,015	968,459	—	@	1,138,474
Liabilities:
Credit Default Swap Agreements	—	301	—		301
Futures Contracts	1,501	—	—		1,501
Interest Rate Swap Agreements	—	1,914	—		1,914
Zero Coupon Swap Agreements	—	845	—		845
Total Liabilities	1,501	3,060	—		4,561
Total	$168,514	$965,399	$—	@	$1,133,913

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Fixed Income Securities (000)
Balance as of 9/30/09	$2
Accrued discounts/premiums	—
Realized gain (loss)	335
Change in unrealized appreciation (depreciation)	28
Net purchases (sales)	(365)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$ (—	)@

38	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.9%)
Agency Bonds — Banking (FDIC Guaranteed) (9.6%)
General Electric Capital Corp.,
2.63%, 12/28/12	$4,000	$4,110
General Motors Acceptance Corp., Inc.,
2.20%, 12/19/12	4,280	4,346
U.S. Central Federal Credit Union,
1.90%, 10/19/12	1,270	1,283
		9,739
Agency Fixed Rate Mortgages (0.2%)
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 - 5/1/33	186	206
7.00%, 11/1/32	6	6
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 1/15/19	43	48
		260
Asset Backed Securities (0.3%)
ARI Fleet Lease Trust,
1.68%, 8/15/18 (e)(h)	207	207
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	26	26
SLM Student Loan Trust,
0.24%, 10/27/14 (h)	75	75
		308
Collateralized Mortgage Obligations (0.0%)
Federal Home Loan Mortgage Corp.,
IO REMIC
7.00%, 2/15/32	52	10
IO STRIPS
6.50%, 8/1/28	184	36
		46
Finance (16.8%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	250	249
Aegon N.V.,
4.63%, 12/1/15	200	202
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	295	304
American Express Co.,
8.13%, 5/20/19	385	467
American Express Credit Corp.,
7.30%, 8/20/13	205	230
Ameriprise Financial, Inc.,
5.30%, 3/15/20	75	76
AvalonBay Communities, Inc.,
6.10%, 3/15/20	290	309
Bank of America Corp.,
5.65%, 5/1/18	345	350
5.75%, 12/1/17	270	277
Barclays Bank plc,
6.75%, 5/22/19	530	587
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	375	415
7.25%, 2/1/18	355	411
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	30
7.13%, 6/15/12	220	235
Capital One Bank USA N.A.,
8.80%, 7/15/19	525	635
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	150	134
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	865	890
8.50%, 5/22/19	175	205
Commonwealth Bank of Australia,
5.00%, 10/15/19 (e)	335	337
Credit Suisse,
5.40%, 1/14/20	85	86
Credit Suisse, New York,
6.00%, 2/15/18	105	111
General Electric Capital Corp.,
5.50%, 1/8/20	110	112
5.63%, 5/1/18	530	555
6.00%, 8/7/19	670	709
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	115	122
6.25%, 9/1/17	670	721
HBOS plc,
6.75%, 5/21/18 (e)	320	294
HSBC Finance Corp.,
5.50%, 1/19/16	230	242
6.75%, 5/15/11	285	300
John Hancock Global Funding II,
7.90%, 7/2/10 (e)	715	726
Lloyds TSB Bank plc,
5.80%, 1/13/20 (e)	120	117
Mack-Cali Realty LP,
7.75%, 8/15/19	350	387
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	725	783
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	210	209
National Australia Bank Ltd.,
3.75%, 3/2/15 (e)	290	292
Nationwide Building Society,
6.25%, 2/25/20 (e)	420	429
Pacific Lifecorp,
6.00%, 2/10/20 (e)	175	171
PNC Funding Corp.,
5.13%, 2/8/20	215	217
6.70%, 6/10/19	235	263

The accompanying notes are an integral part of the financial statements.	39

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Principal Financial Group, Inc.,
8.88%, 5/15/19	$190	$229
Prudential Financial, Inc.,
4.75%, 9/17/15	280	289
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	175	183
Royal Bank of Scotland, plc (The),
4.88%, 3/16/15	360	360
Simon Property Group LP,
5.65%, 2/1/20	100	98
6.75%, 5/15/14	205	224
UBS AG,
5.88%, 12/20/17	200	207
UnitedHealth Group, Inc.,
6.00%, 2/15/18	185	198
Vornado Realty LP,
4.25%, 4/1/15	155	154
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (e)	675	722
WellPoint, Inc.,
7.00%, 2/15/19	50	57
Wells Fargo & Co.,
5.63%, 12/11/17	675	717
Xlliac Global Funding,
4.80%, 8/10/10 (e)	395	399
		17,026
Industrials (12.2%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	180	193
Altria Group, Inc.,
9.25%, 8/6/19	125	152
Anglo American Capital plc,
9.38%, 4/8/19 (e)	125	159
ArcelorMittal,
9.85%, 6/1/19	415	528
AT&T, Inc.,
5.80%, 2/15/19	350	375
BAT International Finance plc,
9.50%, 11/15/18 (e)	200	259
Biogen Idec, Inc.,
6.88%, 3/1/18	225	247
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	80	93
Comcast Corp.,
5.70%, 5/15/18	395	419
ConAgra Foods, Inc.,
7.00%, 4/15/19	170	196
Cooper U.S., Inc.,
5.25%, 11/15/12	195	212
Corning, Inc.,
6.63%, 5/15/19	115	128
CVS Pass-Through Trust,
6.04%, 12/10/28	219	218
8.35%, 7/10/31 (e)	183	213
Daimler Finance North America LLC,
7.30%, 1/15/12	230	251
Delhaize Group S.A. ,
6.50%, 6/15/17	400	442
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	200	209
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	255	269
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	40	45
General Electric Co.,
5.25%, 12/6/17	115	121
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	220	220
Holcim U.S. Finance SARL & Cie SCS,
6.00%, 12/30/19 (e)	115	120
Home Depot, Inc.,
5.88%, 12/16/36	280	273
International Paper Co.,
7.50%, 8/15/21	140	159
KLA-Tencor Corp.,
6.90%, 5/1/18	170	185
Kraft Foods, Inc.,
5.38%, 2/10/20	500	509
Medco Health Solutions, Inc.,
7.13%, 3/15/18	345	394
Mosaic Co. (The),
7.63%, 12/1/16 (e)	230	252
Newmont Mining Corp.,
5.13%, 10/1/19	35	35
News America, Inc.,
6.90%, 3/1/19	200	228
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15 (e)	90	90
Novant Health, Inc.,
5.85%, 11/1/19	250	255
Petrobras International Finance Co.,
5.75%, 1/20/20	235	242
Questar Market Resources, Inc.,
6.80%, 4/1/18	235	258
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	240	309
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	164	173
Telecom Italia Capital S.A.,
7.00%, 6/4/18	280	303
7.18%, 6/18/19	190	206
Telefonica Europe B.V.,
8.25%, 9/15/30	395	486

40	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Time Warner Cable, Inc.,
8.25%, 4/1/19	$130	$157
8.75%, 2/14/19	180	224
Time Warner, Inc.,
5.88%, 11/15/16	300	328
Vale Overseas Ltd.,
5.63%, 9/15/19	160	166
6.88%, 11/10/39	25	26
Verizon Communications, Inc.,
6.35%, 4/1/19	500	555
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	146
Viacom, Inc.,
5.63%, 9/15/19	205	213
Vivendi S.A.,
6.63%, 4/4/18 (e)	175	190
Weatherford International Ltd.,
9.63%, 3/1/19	395	501
WPP Finance,
8.00%, 9/15/14	200	230
Xerox Corp.,
5.63%, 12/15/19	30	31
6.35%, 5/15/18	160	173
		12,366
Municipal Bonds (0.9%)
Chicago Transit Authority,
6.20%, 12/1/40	110	110
City of New York,
5.97%, 3/1/36	130	129
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	105	105
6.66%, 4/1/57	195	195
State of California,
5.95%, 4/1/16	360	375
		914
Sovereign (0.8%)
Export-Import Bank of Korea,
4.13%, 9/9/15	100	100
Federative Republic of Brazil,
6.00%, 1/17/17	435	475
Korea Development Bank,
4.38%, 8/10/15	200	203
		778
U.S. Agency Securities (6.0%)
Federal Home Loan Bank,
5.00%, 11/17/17	760	832
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14	1,500	1,535
5.50%, 8/23/17	2,000	2,238
Federal National Mortgage Association,
4.38%, 10/15/15	1,440	1,538
		6,143
U.S. Treasury Securities (48.9%)
U.S. Treasury Bonds,
4.38%, 11/15/39	900	852
5.38%, 2/15/31	160	177
6.00%, 2/15/26	3,725	4,394
U.S. Treasury Notes,
0.75%, 11/30/11	6,000	5,994
1.38%, 1/15/13	3,400	3,390
1.50%, 12/31/13	5,545	5,444
1.75%, 1/31/14 - 3/31/14	1,910	1,885
2.38%, 10/31/14	7,845	7,837
2.63%, 7/31/14	5,200	5,273
2.75%, 2/15/19	3,000	2,785
3.00%, 9/30/16	600	595
3.63%, 8/15/19 - 2/15/20	9,400	9,255
4.00%, 8/15/18	1,708	1,760
		49,641
Utilities (2.2%)
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	100	115
Columbus Southern Power Co.,
4.40%, 12/1/10	100	102
Consumers Energy Co.,
4.00%, 5/15/10	100	100
Enterprise Products Operating LLC,
9.75%, 1/31/14	275	334
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	205	206
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	200	215
Nisource Finance Corp.,
6.80%, 1/15/19	185	201
Plains All American Pipeline LP/PAA Finance Corp.,
8.75%, 5/1/19	175	214
PPL Energy Supply LLC,
6.30%, 7/15/13	145	159
6.50%, 5/1/18	180	192
Spectra Energy Capital LLC,
8.00%, 10/1/19	300	354
		2,192
Total Fixed Income Securities (Cost $97,946)		99,413

The accompanying notes are an integral part of the financial statements.	41

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Shares	Value (000)
Short-Term Investments (2.4%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	1,201,755	$1,202

	Face Amount (000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill,
0.13%, 5/6/10 (j)(r)(w)	$1,188	1,188
Total Short-Term Investments (Cost $2,389)		2,390
Total Investments (100.3%) (Cost $100,335)		101,803
Liabilities in Excess of Other Assets (-0.3%)		(264)
Net Assets (100%)		$101,539

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2010.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2010.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	282	$32,386	Jun-10	$(169)
Short:
U.S. Treasury
2 yr. Note	19	4,122	Jun-10	6
U.S. Treasury
10 yr. Note	85	9,881	Jun-10	37
U.S. Treasury
30 yr. Bond	61	7,084	Jun-10	2
				$(124)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$10,770	$20
	3 Month LIBOR	Pay	5.09	12/23/19	6,730	(10)
	3 Month LIBOR	Receive	4.39	12/23/39	1,615	13

Deutsche Bank	3 Month LIBOR	Pay	2.90	1/11/15	4,910	(87)
	3 Month LIBOR	Receive	2.65	3/26/15	5,410	12
	3 Month LIBOR	Pay	4.40	10/1/16	28,556	(147)
	3 Month LIBOR	Receive	4.41	10/3/18	15,363	182

UBS	3 Month LIBOR	Pay	2.84	1/8/15	520	(8)
						$(25)

42	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$2,960	3 Month LIBOR	Receive	11/15/19	$(108)
	4,835	3 Month LIBOR	Pay	11/15/19	(310)

Deutsche Bank	1,934	3 Month LIBOR	Receive	11/15/21	—

JPMorgan Chase	1,354	3 Month LIBOR	Receive	11/15/19	(33)
	557	3 Month LIBOR	Receive	11/15/21	(11)
	215	3 Month LIBOR	Receive	11/14/22	(5)
					$(467)

LIBOR — London Interbank Offered Rate

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	48.8%
Finance	16.7
Industrials	12.1
Agency Bonds — Banking (FDIC Guaranteed)	9.6
U.S. Agency Securities	6.0
Other*	4.4
Short-Term Investments	2.4
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	43

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Bonds — Banking (FDIC Guaranteed)	$—	$9,739	$—	$9,739
Agency Fixed Rate Mortgages	—	260	—	260
Asset Backed Securities	—	308	—	308
Collateralized Mortgage Obligations	—	46	—	46
Finance	—	17,026	—	17,026
Industrials	—	12,366	—	12,366
Municipal Bonds	—	914	—	914
Sovereign	—	778	—	778
U.S. Agency Securities	—	6,143	—	6,143
U.S. Treasury Securities	—	49,641	—	49,641
Utilities	—	2,192	—	2,192
Total Fixed Income Securities	—	99,413	—	99,413
Futures Contracts	45	—	—	45
Interest Rate Swap Agreements	—	227	—	227
Short-Term Investments
Investment Company	1,202	—	—	1,202
U.S. Treasury Security	—	1,188	—	1,188
Total Short-Term Investments	1,202	1,188	—	2,390
Total Assets	1,247	100,828	—	102,075
Liabilities:
Futures Contracts	169	—	—	169
Interest Rate Swap Agreements	—	252	—	252
Zero Coupon Swap Agreements	—	467	—	467
Total Liabilities	169	719	—	888
Total	$1,078	$100,109	$—	$101,187

44	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

International Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (87.5%)
Australia (1.2%)
Queensland Treasury Corp.,
6.00%, 10/14/15	AUD	190	$175

Austria (2.3%)
Republic of Austria,
3.50%, 7/15/15	EUR	250	355

Brazil (1.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	500	264

Canada (7.2%)
Government of Canada,
2.00%, 12/1/14	CAD	380	361
4.00%, 6/1/17	300		308
Quebec Province,
1.60%, 5/9/13	JPY	25,000	273
Royal Bank of Canada,
4.50%, 11/5/12	EUR	100	144
			1,086
Denmark (1.3%)
Kingdom of Denmark,
5.00%, 11/15/13	DKK	950	190

France (5.6%)
BNP Paribas,
5.43%, 9/7/17	EUR	50	76
Caisse d’Amortissment de la Dette Sociale,
4.50%, 9/4/13	100		147
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	15,000	161
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	75	104
Europcar Groupe S.A.,
4.16%, 5/15/13 (h)	50		62
France Government Bond,
4.00%, 4/25/18	100		144
Lafarge S.A.,
7.63%, 11/24/16	50		79
Societe Generale,
6.13%, 8/20/18	50		77
			850
Germany (7.3%)
Bundesrepublik Deutschland,
4.00%, 1/4/18	200		292
4.75%, 7/4/34	240		369
Kreditanstalt fuer Wiederaufbau,
1.35%, 1/20/14	JPY	40,000	443
			1,104
Greece (2.2%)
Government of Greece,
5.25%, 5/18/12	EUR	200	270
6.25%, 6/19/20	50		65
			335
Hungary (2.3%)
Republic of Hungary,
5.75%, 6/11/18	100		147
6.00%, 10/24/12	HUF	20,000	102
6.75%, 2/24/17	20,000		103
			352
Ireland (1.4%)
GE Capital European Funding,
5.25%, 5/18/15	EUR	100	147
Smurfit Kappa Funding plc,
7.75%, 4/1/15	50		70
			217
Italy (6.3%)
Fiat Finance & Trade Ltd. S.A.,
6.63%, 2/15/13	50		70
Government of Italy,
4.50%, 2/1/18	300		437
Italy Buoni Poliennali Del Tesoro,
3.50%, 6/1/14	200		282
Telecom Italia Finance S.A.,
7.75%, 1/24/33	100		161
			950
Japan (6.2%)
Government of Japan,
1.70%, 6/20/33	JPY	50,000	479
2.50%, 9/20/36	15,000		167
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	10,000		113
Sharp Corp. (Convertible),
Zero Coupon, 9/30/13	17,000		176
			935
Jersey (0.9%)
ASIF III (Jersey) Ltd.,
4.75%, 9/11/13	EUR	100	134

Luxembourg (1.1%)
ArcelorMittal,
9.38%, 6/3/16	50		85
Wind Acquisiton Finance S.A.,
11.75%, 7/15/17	50		75
			160
Mexico (1.0%)
Mexican Bonos,
10.00%, 12/5/24	MXN	1,600	153

Netherlands (8.3%)
ABN Amro Bank N.V. (Convertible),
1.88%, 10/27/10	EUR	50	67
Bank Nederlandse Gemeenten,
3.75%, 12/16/13	100		143
Government of Netherlands,
4.00%, 1/15/37	250		342
Impress Holdings B.V.,
3.81%, 9/15/13 (h)	60		80

The accompanying notes are an integral part of the financial statements.	45

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face Amount (000)		Value (000)
Netherlands (cont’d)
ING Bank N.V.,
5.25%, 6/5/18	EUR	100	$151
Linde Finance B.V.,
4.75%, 4/24/17	50		72
OI European Group B.V.,
6.88%, 3/31/17	75		103
SNS Bank N.V.,
3.50%, 3/10/14	100		142
Telefonica Europe B.V.,
5.88%, 2/14/33	100		152
			1,252
Norway (0.8%)
Kingdom of Norway,
6.50%, 5/15/13	NOK	650	122

Poland (2.3%)
Government of Poland,
4.75%, 4/25/12	PLN	400	141
5.25%, 4/25/13	600		214
			355
Russia (0.7%)
Gaz Capital S.A.,
4.56%, 12/9/12	EUR	75	106

South Africa (1.1%)
Government of South Africa,
7.25%, 1/15/20	ZAR	1,300	162

Spain (2.8%)
Government of Spain,
3.90%, 10/31/12	EUR	200	285
Santander International Debt S.A.,
5.63%, 2/14/12	50		72
Telefonica Emisiones S.A.U.,
5.58%, 6/12/13	50		74
			431
Supranational (2.9%)
European Investment Bank,
1.25%, 9/20/12	JPY	15,000	164
1.40%, 6/20/17	25,000		275
			439
Sweden (2.7%)
Government of Sweden,
5.50%, 10/8/12	SEK	1,800	273
Sweb Bank A.B.,
3.38%, 5/27/14	EUR	100	141
			414
United Kingdom (11.5%)
Allied Domecq Financial Services Ltd.,
6.63%, 4/18/11	GBP	50	79
BAA Funding Ltd.,
4.60%, 2/15/20 (e)(h)	EUR	75	97
Barclays Bank plc,
4.25%, 10/27/11	100		142
BAT International Finance plc,
5.38%, 6/29/17	50		75
FCE Bank plc,
7.13%, 1/15/13	100		139
Imperial Tobacco Finance plc,
4.38%, 11/22/13	50		71
8.38%, 2/17/16	50		83
Lloyds TSB Bank plc,
3.75%, 11/17/11	100		140
National Grid Gas plc,
5.13%, 5/14/13	50		73
Rexam plc,
6.75%, 6/29/67 (h)	50		64
Royal Bank of Scotland plc (The),
4.13%, 11/14/11	GBP	100	159
Tesco plc,
5.88%, 9/12/16	EUR	50	78
United Kingdom Treasury Bond,
4.25%, 3/7/36 (a)	GBP	370	539
			1,739
United States (5.8%)
Countrywide Financial Corp.,
1.06%, 11/23/10 (h)	EUR	100	136
General Electric Capital Corp.,
4.00%, 6/15/12 (v)	100		142
Goldman Sachs Group, Inc. (The),
1.01%, 5/23/16 (h)	100		125
3.50%, 12/8/11 (v)	100		140
ITW Finance Europe S.A.,
5.25%, 10/1/14	75		110
Merck & Co., Inc.,
5.38%, 10/1/14	50		75
Washington Mutual Preferred Funding LLC,
9.75% (b)(e)(o)	$200		7
WM Covered Bond Program,
3.88%, 9/27/11	EUR	100	139
			874
Virgin Islands, British (0.6%)
C10-EUR Capital SPV Ltd. BVI,
6.28% (h)(o)	100		90
Total Fixed Income Securities (Cost $12,954)			13,244

	Shares
Short-Term Investments (10.7%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	616,127		616

46	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (6.6%)
U.S. Treasury Bill,,
0.08%, 4/8/10(r)	$1,000	$1,000
Total Short-Term Investments (Cost $1,616)		1,616
Total Investments (98.2%) (Cost $14,570)		14,860
Other Assets in Excess of Liabilities (1.8%)		280
Net Assets (100%)		$15,140

(a)	Non-income producing security.
(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2010.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2010.
(v)	Agency Bonds — Banking (FDIC Guaranteed)
@	Face Amount/Value is less than $500.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	120	$68	4/28/10	USD	67	$67	$(1)
CAD	805	793	4/14/10	USD	791	791	(2)
DKK	410	74	4/23/10	USD	76	76	2
DKK	335	61	4/23/10	USD	60	60	(1)
EUR	1,540	2,080	4/13/10	USD	2,106	2,106	26
EUR	1,540	2,080	4/13/10	USD	2,106	2,106	26
EUR	1,540	2,080	4/13/10	USD	2,104	2,104	24
EUR	100	135	4/13/10	USD	135	135	— @
EUR	1,540	2,081	4/13/10	USD	2,106	2,106	25
EUR	100	135	4/13/10	USD	137	137	2
EUR	2,500	3,376	4/13/10	USD	3,414	3,414	38
GBP	120	183	4/28/10	USD	180	180	(3)
HUF	22,195	113	4/23/10	USD	116	116	3
JPY	24,700	265	4/30/10	USD	269	269	4
PLN	470	164	4/23/10	EUR	121	163	(1)
SEK	210	29	4/23/10	USD	30	30	1
USD	5	5	4/14/10	AUD	5	5	— @
USD	299	299	4/14/10	CAD	305	300	1
USD	54	54	4/14/10	CAD	55	54	— @
USD	69	69	4/14/10	CAD	70	69	— @
USD	128	128	4/23/10	CHF	135	128	— @
USD	441	441	4/13/10	EUR	325	439	(2)
USD	3,472	3,472	4/13/10	EUR	2,550	3,444	(28)
USD	1,085	1,085	4/13/10	EUR	800	1,081	(4)
USD	681	681	4/13/10	EUR	500	675	(6)
USD	110	110	4/13/10	EUR	80	108	(2)
USD	151	151	4/13/10	EUR	110	149	(2)
USD	953	953	4/23/10	EUR	700	945	(8)
USD	249	249	4/28/10	IDR	2,275,000	250	1
USD	114	114	4/30/10	JPY	10,575	113	(1)
USD	312	312	4/28/10	KRW	355,200	314	2
USD	56	56	4/14/10	MXN	705	57	1
USD	66	66	4/28/10	MYR	220	67	1
USD	179	179	4/23/10	NOK	1,045	176	(3)
USD	97	97	4/23/10	PLN	275	96	(1)
USD	72	72	4/28/10	TWD	2,300	72	— @
ZAR	680	94	4/28/10	USD	92	92	(2)
		$22,404				$22,494	$90

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungary Forint
IDR	—	Indonesia Rupiah
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Long:
British Pound 10
yr. Gilt	1	$174	Jun-10	$2
Japan 10 yr. Bond	1	1,478	Jun-10	(11)
Short:
Euro-Bobl	3	500	Jun-10	(2)
Euro-Schatz	1	147	Jun-10	— @
				$(11)

The accompanying notes are an integral part of the financial statements.	47

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Government	51.9%
Financial	21.9
Other*	15.3
Short-Term Investments	10.9
Total Investments	100.0%

*  Industries and/or investment type representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Basic Materials	$—	$157	$—	$157
Communications	—	462	—	462
Consumer, Cyclical	—	246	—	246
Consumer, Non-Cyclical	—	523	—	523
Diversified	—	70	—	70
Energy	—	106	—	106
Financial	—	3,257	—	3,257
Government	—	7,713	—	7,713
Industrial	—	637	—	637
Utilities	—	73	—	73
Total Fixed Income Securities	—	13,244	—	13,244
Foreign Currency Exchange Contracts	—	157	—	157
Futures Contracts	2	—	—	2
Short-Term Investments
Investment Company	616	—	—	616
U.S. Treasury Security	—	1,000	—	1,000
Total Short-Term Investments	616	1,000	—	1,616
Total Assets	618	14,401	—	15,019
Liabilities:
Foreign Currency Exchange Contracts	—	67	—	67
Futures Contracts	13	—	—	13
Total Liabilities	13	67	—	80
Total	$605	$14,334	$—	$14,939

48	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Agency Adjustable Rate Mortgages (2.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.50%, 5/1/37	$426	$450
5.92%, 12/1/36	365	387
6.04%, 2/1/37	179	190
Federal National Mortgage Association,
Conventional Pools:
5.78%, 3/1/38	181	189
6.01%, 11/1/37	411	432
Government National Mortgage Association,
Various Pools:
3.13%, 11/20/25	63	64
3.63%, 7/20/25	7	7
4.38%, 2/20/25 - 2/20/28	689	717
		2,436
Agency Bond — Banking (FDIC Guaranteed) (1.1%)
U.S. Central Federal Credit Union,
1.90%, 10/19/12	986	996

Agency Fixed Rate Mortgages (27.6%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35	2,237	2,316
6.00%, 2/1/32 - 8/1/38	2,964	3,186
6.50%, 7/1/25 - 3/1/32	162	179
7.00%, 2/1/26	9	10
7.50%, 5/1/16 - 5/1/35	230	258
8.00%, 8/1/32	59	68
8.50%, 8/1/31	62	73
April TBA:
6.50%, 4/15/37 (i)	750	815
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	2,470	2,552
5.50%, 1/1/36 - 8/1/38	7,797	8,241
6.00%, 10/1/31 - 10/1/38	983	1,047
6.50%, 6/1/26 - 10/1/38	518	571
7.00%, 10/1/28 - 6/1/32	120	135
7.50%, 8/1/37	173	196
8.00%, 2/1/12 - 4/1/33	143	164
8.50%, 10/1/32	127	149
11.25%, 8/1/13	5	6
April TBA:
4.50%, 4/25/24 (i)	875	908
May TBA:
6.00%, 5/25/40 (i)	1,350	1,441
June TBA:
5.00%, 6/25/40 (i)	250	256
Government National Mortgage Association,
April TBA:
4.50%, 4/15/39 (i)	1,150	1,164
5.00%, 4/15/40 (i)	1,200	1,247
		24,982
Asset Backed Securities (0.9%)
ARI Fleet Lease Trust,
1.68%, 8/15/18 (e)(h)	184	184
Chesapeake Funding LLC,
2.23%, 12/15/20 (e)(h)	200	201
Chrysler Financial Auto Securitization Trust,
1.01%, 7/15/10	149	149
GE Dealer Floorplan Master Note Trust,
1.79%, 10/20/14 (e)(h)	225	225
Residential Asset Securities Corp.,
0.36%, 2/25/30 (h)	91	89
		848
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28	41	9
PAC REMIC
10.00%, 6/15/20	5	5
Federal National Mortgage Association,
REMIC
7.00%, 9/25/32	268	300
		314
Commercial Mortgage Backed Securities (3.1%)
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	340	342
5.70%, 12/10/49 (h)	456	455
5.73%, 3/15/49 (h)	493	518
Goldman Sachs Mortgage Securities Corp. II,
5.55%, 4/10/38 (h)	230	232
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	260	253
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	554	563
5.37%, 9/15/39	400	407
		2,770
Finance (14.0%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	146	145
Aegon N.V.,
4.63%, 12/1/15	200	202
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11 (e)	323	333
American Express Corp.,
8.13%, 5/20/19	187	227
American Express Credit Corp.,
7.30%, 8/20/13	68	76

The accompanying notes are an integral part of the financial statements.	49

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Ameriprise Financial, Inc.,
5.30%, 3/15/20	$70	$71
AvalonBay Communities, Inc.,
6.10%, 3/15/20 (c)	150	160
Bank of America Corp.,
5.75%, 12/1/17	465	477
7.63%, 6/1/19 (c)	260	298
Barclays Bank plc,
6.75%, 5/22/19	296	328
BB&T Corp.,
6.85%, 4/30/19	136	155
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	395	437
Boston Properties LP,
5.88%, 10/15/19 (c)	170	177
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	129	126
7.13%, 6/15/12	230	246
Capital One Bank USA NA,
8.80%, 7/15/19	285	345
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	170	151
Citigroup, Inc.,
6.13%, 11/21/17	420	433
8.50%, 5/22/19	261	305
Commonwealth Bank of Australia,
5.00%, 10/15/19 (e)	167	168
Credit Suisse USA, Inc.,
5.13%, 8/15/15 (c)	99	106
Credit Suisse,
5.40%, 1/14/20	55	56
Credit Suisse, New York,
5.30%, 8/13/19	190	195
6.00%, 2/15/18 (c)	61	65
Farmers Exchange Capital,
7.05%, 7/15/28 (e)	425	392
General Electric Capital Corp.,
5.50%, 1/8/20	60	61
5.63%, 5/1/18 (c)	485	508
6.00%, 8/7/19	306	324
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	450	477
HBOS plc,
6.75%, 5/21/18 (e)	357	329
HSBC Finance Corp.,
6.38%, 10/15/11	238	253
6.75%, 5/15/11	173	182
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	67	72
MetLife, Inc.,
7.72%, 2/15/19	163	191
NASDAQ OMX Group, Inc. (The),
5.55%, 1/15/20	190	189
National Australia Bank Ltd.,
3.75%, 3/2/15 (c)(e)	260	261
Nationwide Building Society,
6.25%, 2/25/20 (c)(e)	385	393
Pacific Lifecorp,
6.00%, 2/10/20 (e)	150	147
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	134	144
PNC Funding Corp.,
5.13%, 2/8/20	180	182
6.70%, 6/10/19 (c)	150	168
Principal Financial Group,
8.88%, 5/15/19	167	201
Prudential Financial, Inc.,
4.75%, 9/17/15 (c)	194	200
Rabobank Nederland N.V.,
4.75%, 1/15/20 (e)	365	365
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	136	142
Royal Bank of Scotland, plc (The),
4.88%, 3/16/15	325	325
Simon Property Group LP,
5.65%, 2/1/20	125	122
6.75%, 5/15/14 (c)	139	153
Svenska Handelsbanken AB,
5.13%, 3/30/20 (e)	185	185
UBS AG/Stamford CT,
3.88%, 1/15/15	255	252
UnitedHealth Group, Inc.,
6.00%, 2/15/18 (c)	82	88
WEA Finance LLC/WT Finance Australia Property Ltd.,
6.75%, 9/2/19 (e)	204	218
WellPoint, Inc.,
7.00%, 2/15/19	54	61
Wells Fargo & Co.,
5.63%, 12/11/17	367	390
Westpac Banking Corp.,
4.20%, 2/27/15	150	155
Xlliac Global Funding,
4.80%, 8/10/10 (e)	289	292
		12,704
Industrials (11.3%)
Agilent Technologies, Inc.,
5.50%, 9/14/15	126	135
Altria Group, Inc.,
9.25%, 8/6/19	88	107
Amphenol Corp.,
4.75%, 11/15/14	109	112
Anglo American Capital plc,
9.38%, 4/8/19 (c)(e)	110	140

50	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14 (e)	$184	$211
ArcelorMittal,
9.85%, 6/1/19 (c)	309	393
AT&T, Inc.,
6.30%, 1/15/38	320	326
6.55%, 2/15/39	100	105
BAT International Finance plc,
9.50%, 11/15/18 (e)	190	247
Biogen Idec, Inc.,
6.88%, 3/1/18	194	213
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	99	115
Comcast Corp.,
5.15%, 3/1/20	110	111
5.70%, 5/15/18	207	220
Cooper U.S., Inc.,
5.25%, 11/15/12	139	151
Corning, Inc.,
6.63%, 5/15/19	143	159
COX Communications, Inc.,
8.38%, 3/1/39 (e)	131	164
CSX Corp.,
6.15%, 5/1/37	90	91
CVS Pass-Through Trust,
6.04%, 12/10/28	206	205
8.35%, 7/10/31 (e)	148	173
Daimler Finance North America LLC,
7.30%, 1/15/12 (c)	163	178
8.50%, 1/18/31 (c)	71	87
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5.88%, 10/1/19 (e)	122	127
7.63%, 5/15/16	18	20
FBG Finance Ltd.,
5.13%, 6/15/15 (e)	241	254
General Electric Co.,
5.25%, 12/6/17	50	53
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	170	170
Holcim U.S. Finance Sarl & Cie SCS,
6.00%, 12/30/19 (c)(e)	82	85
Home Depot, Inc.,
5.88%, 12/16/36	197	192
KLA-Tencor Corp.,
6.90%, 5/1/18	116	126
Kohl’s Corp.,
6.88%, 12/15/37 (c)	177	198
Kraft Foods, Inc.,
5.38%, 2/10/20	350	356
Medco Health Solutions, Inc.,
7.13%, 3/15/18	258	295
Mosaic Co. (The),
7.63%, 12/1/16 (e)	205	225
Newmont Mining Corp.,
5.13%, 10/1/19 (c)	49	49
News America, Inc.,
7.85%, 3/1/39	218	260
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15 (e)	85	85
Petrobras International Finance Co.,
5.75%, 1/20/20 (c)	180	185
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	75	74
Questar Market Resources, Inc.,
6.80%, 4/1/18	136	149
Rio Tinto Finance USA Ltd.,
9.00%, 5/1/19	176	226
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13 (e)	294	310
Telecom Italia Capital S.A.,
7.00%, 6/4/18	112	122
7.18%, 6/18/19	224	242
Telefonica Europe B.V.,
8.25%, 9/15/30 (c)	269	331
Time Warner Cable, Inc.,
6.75%, 7/1/18 - 6/15/39	115	126
8.25%, 4/1/19	119	144
Time Warner, Inc.,
7.70%, 5/1/32	184	213
Tyco Electronics Group S.A.,
5.95%, 1/15/14	357	385
Vale Overseas Ltd.,
5.63%, 9/15/19 (c)	116	121
6.88%, 11/10/39	31	32
Verizon Communications, Inc.,
6.35%, 4/1/19	354	393
Viacom, Inc.,
6.88%, 4/30/36	126	134
Vivendi S.A.,
6.63%, 4/4/18 (e)	102	111
Weatherford International Ltd.,
9.63%, 3/1/19 (c)	200	254
WPP Finance (UK),
8.00%, 9/15/14 (c)	136	156
Xerox Corp.,
5.63%, 12/15/19 (c)	40	41
6.35%, 5/15/18	78	85
Yum! Brands, Inc.,
5.30%, 9/15/19	105	108
6.25%, 3/15/18	105	115
		10,195

The accompanying notes are an integral part of the financial statements.	51

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (0.0%)
Ryland Acceptance Corp. IV,
6.65%, 7/1/11 (d)(l)	$—	@	$—	@

Municipal Bonds (1.3%)
Chicago Transit Authority,
6.20%, 12/1/40	110		110
City of New York,
5.97%, 3/1/36	95		94
Illinois State Toll Highway Authority,
6.18%, 1/1/34	231		235
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	95		95
6.66%, 4/1/57	175		175
State of California, General Obligation Bond,
5.95%, 4/1/16	435		453
			1,162
Sovereign (0.6%)
Export-Import Bank of Korea,
4.13%, 9/9/15	100		100
Federative Republic of Brazil,
6.00%, 1/17/17	289		316
Korea Development Bank,
4.38%, 8/10/15 (c)	140		142
			558
U.S. Agency Securities (6.6%)
Federal Home Loan Mortgage Corp.,
2.88%, 2/9/15 (c)	1,700		1,712
4.88%, 6/13/18 (c)	1,360		1,458
Federal National Mortgage Association,
1.75%, 2/22/13 (c)	800		801
2.50%, 5/15/14 (c)	1,360		1,369
4.38%, 10/15/15 (c)	580		620
			5,960
U.S. Treasury Securities (25.3%)
U.S. Treasury Bonds,
3.50%, 2/15/39 (c)	2,600		2,105
4.38%, 11/15/39	300		284
6.00%, 2/15/26	2,845		3,356
6.88%, 8/15/25	230		294
U.S. Treasury Notes,
1.75%, 3/31/14 (c)	3,500		3,449
2.25%, 1/31/15 (c)	500		495
2.38%, 10/31/14 (c)	5,845		5,839
2.50%, 3/31/15	395		394
2.63%, 12/31/14	580		584
2.75%, 2/15/19 (c)	500		464
3.00%, 9/30/16	1,156		1,146
3.25%, 12/31/16 (c)	1,500		1,502
3.63%, 8/15/19	3,000		2,964
			22,876
Utilities (2.2%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	153		149
Enterprise Products Operating LLC,
6.50%, 1/31/19	269		298
FirstEnergy Solutions Corp.,
6.05%, 8/15/21 (c)	221		222
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	450		483
NiSource Finance Corp.,
6.13%, 3/1/22	100		105
6.80%, 1/15/19	180		196
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	306		315
PPL Energy Supply LLC,
6.30%, 7/15/13	180		198
			1,966
Total Fixed Income Securities (Cost $85,691)			87,767

Shares
Short-Term Investments (13.8%)
Securities held as Collateral on Loaned Securities (7.7%)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	6,407,166	6,407

Face Amount (000)
Repurchase Agreement (0.6%)

Deutsche Bank Securities, Inc., 0.02%, dated 3/31/10, due 4/1/10, repurchase price $576; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.00%, due 9/6/13; Federal Home Loan Bank, Discount Note, Zero Coupon, due 4/14/10; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.15%, due 7/12/10; Federal Home Loan Mortgage Corp., Discount Note, Zero Coupon, due 5/25/10; Federal National Mortgage Association, Fixed Rate Mortgages, 2.38% to 6.00%, due 5/20/10 to 1/22/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/16/10, valued at $587.

	$576	576
6,983

Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	2,555,010	2,555

52	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (3.3%)
U.S. Treasury Bills,
0.13%, 5/6/10 (c)(j)(r)(w)	$960	$960
0.15%, 7/1/10 (c)(r)	2,000	1,999
		2,959
Total Short-Term Investments (Cost $12,497)		12,497
Total Investments (110.8%) (Cost $98,188) — Including $11,119 of Securities Loaned		100,264
Liabilities in Excess of Other Assets (-10.8%)		(9,797)
Net Assets (100%)		$90,467

(c)	All or a portion of security on loan at March 31, 2010.
(d)

At March 31, 2010, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at March 31, 2010.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 31, 2010.

(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2010.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
@	Face Amount/Value is less than $500.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	206	$23,658	Jun-10	$(128)
U.S. Treasury
30 yr. Bond	4	464	Jun-10	1
Short:
U.S. Treasury
2 yr. Note	41	8,895	Jun-10	11
U.S. Treasury
10 yr. Note	44	5,115	Jun-10	19
				$(97)

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payments (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$425	5.00%	6/20/14	$15	$(61)

The accompanying notes are an integral part of the financial statements.	53

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$9,800	$19
	3 Month LIBOR	Pay	5.09	12/23/19	5,940	(9)
	3 Month LIBOR	Receive	4.39	12/23/39	1,424	12

Deutsche Bank	3 Month LIBOR	Pay	2.90	1/11/15	4,350	(77)
	3 Month LIBOR	Receive	2.65	3/26/15	4,920	11
	3 Month LIBOR	Pay	4.40	10/1/16	29,970	(155)
	3 Month LIBOR	Receive	4.41	10/3/18	16,123	191

UBS	3 Month LIBOR	Pay	2.84	1/8/15	460	(8)
						$(16)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$2,605	3 Month LIBOR	Receive	11/15/19	$(95)

JPMorgan Chase	686	3 Month LIBOR	Receive	5/15/21	(26)
					$(121)

LIBOR — London Interbank Offered Rate

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	26.8%
U.S. Treasury Securities	24.5
Finance	13.6
Industrials	10.9
U.S. Agency Securities	6.4
Other**	11.9
Short-Term Investments	5.9
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2010.

**     Industries and/or investment types representing less than 5% of total investments.

54	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,436	$—		$2,436
Agency Bond — Banking (FDIC Guaranteed)	—	996	—		996
Agency Fixed Rate Mortgages	—	24,982	—		24,982
Asset Backed Securities	—	848	—		848
Collateralized Mortgage Obligations — Agency Collateral Series	—	314	—		314
Commercial Mortgage Backed Securities	—	2,770	—		2,770
Finance	—	12,704	—		12,704
Industrials	—	10,195	—		10,195
Mortgages — Other	—	—	—	@	—	@
Municipal Bonds	—	1,162	—		1,162
Sovereign	—	558	—		558
U.S. Agency Securities	—	5,960	—		5,960
U.S. Treasury Securities	—	22,876	—		22,876
Utilities	—	1,966	—		1,966
Total Fixed Income Securities	—	87,767	—	@	87,767
Futures Contracts	31	—	—		31
Interest Rate Swap Agreements	—	233	—		233
Short-Term Investments
Investment Company	8,962	—	—		8,962
Repurchase Agreement	—	576	—		576
U.S. Treasury Securities	—	2,959	—		2,959
Total Short-Term Investments	8,962	3,535	—		12,497
Total Assets	8,993	91,535	—	@	100,528
Liabilities:
Credit Default Swap Agreements	—	61	—		61
Futures Contracts	128	—	—		128
Interest Rate Swap Agreements	—	249	—		249
Zero Coupon Swap Agreements	—	121	—		121
Total Liabilities	128	431	—		559
Total	$8,865	$91,104	$—	@	$99,969

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income Securities (000)
Balance as of 9/30/09	$—	@
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

The accompanying notes are an integral part of the financial statements.	55

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Agency Adjustable Rate Mortgages (1.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.53%, 1/1/38	$494	$522
6.04%, 2/1/37	554	587
Federal National Mortgage Association,
Conventional Pools:
5.74%, 12/1/36	1,127	1,182
5.78%, 3/1/38	443	464
		2,755
Agency Bonds — Banking (FDIC Guaranteed) (1.9%)
Citigroup, Inc.,
2.13%, 4/30/12	1,200	1,222
FDIC Structured Sale Guaranteed Notes,
Zero Coupon, 10/25/11 (e)	2,300	2,261
0.80%, 2/25/48 (e)(h)	1,000	964
		4,447
Agency Fixed Rate Mortgages (1.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 9/1/19 - 11/1/29	102	112
7.50%, 11/1/19	3	4
12.00%, 6/1/15	11	13
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	1,775	1,961
7.00%, 7/1/29 - 12/1/33	139	156
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	67	75
		2,321
Asset Backed Securities (21.5%)
Ally Auto Receivables Trust,
1.45%, 5/15/14	1,325	1,325
American Express Credit Account Master Trust,
1.48%, 3/15/17 (h)	2,325	2,417
ARI Fleet Lease Trust,
1.68%, 8/15/18 (e)(h)	898	898
Bank of America Auto Trust,
1.70%, 12/15/11 (e)	3,721	3,735
2.13%, 9/15/13 (e)	2,775	2,818
BMW Floorplan Master Owner Trust,
1.38%, 9/15/14 (e)(h)	2,600	2,602
Capital Auto Receivables Asset Trust,
1.15%, 3/15/11 (h)	77	77
5.02%, 9/15/11	518	523
Capital One Multi-Asset Execution Trust,
0.31%, 9/15/15 (h)	1,355	1,342
Chase Issuance Trust,
1.78%, 4/15/14 (h)	2,600	2,668
Chesapeake Funding LLC,
2.23%, 12/15/20 (e)(h)	850	855
Citibank Credit Card Issuance Trust,
2.25%, 12/23/14	1,950	1,963
CNH Equipment Trust,
1.54%, 7/15/14	2,175	2,175
Discover Card Master Trust,
1.53%, 12/15/14 (h)	3,000	3,032
Ford Credit Auto Owner Trust,
1.51%, 1/15/14	2,275	2,285
2.17%, 10/15/13	2,700	2,742
Ford Credit Floorplan Master Owner Trust,
1.78%, 9/15/14 (h)	2,600	2,608
GE Capital Credit Card Master Note Trust,
2.33%, 4/15/15 (h)	3,850	3,942
Harley-Davidson Motorcycle Trust,
1.74%, 9/15/13	1,200	1,207
1.87%, 2/15/14	1,400	1,413
Huntington Auto Trust,
3.94%, 6/17/13 (e)	2,650	2,724
MMAF Equipment Finance LLC,
2.37%, 11/15/13 (e)	1,350	1,353
MMCA Automobile Trust,
1.39%, 1/15/14 (e)	1,650	1,650
Nissan Auto Lease Trust,
2.07%, 1/15/15	2,650	2,687
Nissan Master Owner Trust,
1.38%, 1/15/15 (e)(h)	625	627
Wheels SPV LLC,
1.78%, 3/15/18 (e)(h)	1,114	1,115
		50,783
Collateralized Mortgage Obligations (0.9%)
Bear Stearns Commercial Mortgage Securities,
5.20%, 1/12/41 (h)	690	724
LB-UBS Commercial Mortgage Trust,
4.37%, 3/15/36	720	725
Wachovia Bank Commercial Mortgage Trust,
5.24%, 7/15/41 (h)	665	684
		2,133
Collateralized Mortgage Obligations — Agency Collateral Series (1.2%)
Federal Home Loan Mortgage Corp.,
REMIC
7.50%, 9/15/29	2,454	2,789

Finance (18.3%)
Abbey National Treasury Services plc,
3.88%, 11/10/14 (e)	1,850	1,842
American Express Co.,
7.25%, 5/20/14	1,680	1,906
Bank One Corp.,
5.25%, 1/30/13	1,450	1,559
Barclays Bank plc,
2.50%, 1/23/13	1,030	1,032

56	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
BB&T Corp.,
3.10%, 7/28/11	$1,355	$1,383
Capital One Financial Corp.,
5.70%, 9/15/11	1,300	1,359
Citigroup, Inc.,
6.50%, 8/19/13	1,830	1,974
Commonwealth Bank of Australia,
2.75%, 10/15/12 (e)	2,400	2,437
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,118
Credit Suisse, NY,
5.50%, 5/1/14	840	915
General Electric Capital Corp.,
5.45%, 1/15/13	3,455	3,741
Goldman Sachs Group, Inc. (The),
5.25%, 10/15/13	1,315	1,414
5.45%, 11/1/12	440	476
6.88%, 1/15/11	610	639
HSBC Finance Corp.,
6.38%, 10/15/11	285	303
6.75%, 5/15/11	630	662
7.00%, 5/15/12	700	764
JPMorgan Chase & Co.,
5.38%, 10/1/12	1,920	2,079
Metropolitan Life Global Funding I,
5.75%, 7/25/11 (e)	1,810	1,886
Monumental Global Funding III,
5.25%, 1/15/14 (e)	1,115	1,187
National Australia Bank Ltd.,
5.35%, 6/12/13 (e)	650	701
Nationwide Building Society,
4.65%, 2/25/15 (e)	840	839
Nissan Motor Acceptance Corp.,
3.25%, 1/30/13 (e)	90	91
Nordea Bank AB,
2.50%, 11/13/12 (e)	1,135	1,146
Principal Life Income Funding Trusts,
5.15%, 6/17/11	2,450	2,539
Prudential Financial, Inc.,
3.63%, 9/17/12	1,090	1,122
Royal Bank of Scotland plc (The),
4.88%, 3/16/15	1,205	1,206
Simon Property Group LP,
6.75%, 5/15/14	375	411
Svenska Handelsbanken AB,
2.88%, 9/14/12 (e)	1,060	1,081
TD Ameritrade Holding Corp.,
2.95%, 12/1/12	1,200	1,212
UnitedHealth Group, Inc.,
5.25%, 3/15/11	655	680
Wells Fargo & Co.,
3.75%, 10/1/14	2,365	2,396
Xlliac Global Funding,
4.80%, 8/10/10 (e)	1,160	1,172
		43,272
Industrials (19.2%)
Agilent Technologies, Inc.,
4.45%, 9/14/12	1,325	1,389
Altria Group, Inc.,
7.75%, 2/6/14	1,120	1,282
American Honda Finance Corp.,
2.75%, 6/2/11 (e)(h)	1,495	1,526
Amphenol Corp.,
4.75%, 11/15/14	460	474
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 3/26/13 (e)	375	376
5.38%, 11/15/14 (e)	785	851
ArcelorMittal S.A.,
9.00%, 2/15/15	610	729
BAE Systems Holdings, Inc.,
4.75%, 8/15/10 (e)	2,200	2,230
BellSouth Corp.,
6.00%, 10/15/11	3,670	3,930
BHP Billiton Finance USA Ltd.,
8.50%, 12/1/12	875	1,022
Biogen Idec, Inc.,
6.00%, 3/1/13	1,040	1,126
British Telecommunications plc,
9.13%, 12/15/10	1,400	1,479
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	830	867
Comcast Cable Holdings LLC,
9.80%, 2/1/12	1,185	1,345
ConAgra Foods, Inc.,
5.88%, 4/15/14	725	797
CVS Caremark Corp.,
5.75%, 8/15/11	635	671
Daimler Finance North America LLC,
7.30%, 1/15/12	1,290	1,405
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	2,245	2,278
Devon Financing Corp. ULC,
6.88%, 9/30/11	1,400	1,511
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/1/14 (e)	695	728
EOG Co. of Canada,
7.00%, 12/1/11 (e)	1,325	1,447
Fiserv, Inc.,
6.13%, 11/20/12	1,370	1,492
Harley-Davidson Funding Corp.,
5.25%, 12/15/12 (e)	820	856
Kraft Foods, Inc.,
6.75%, 2/19/14	1,245	1,401
Kroger Co. (The),
7.50%, 1/15/14	725	838

The accompanying notes are an integral part of the financial statements.	57

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Medco Health Solutions, Inc.,
7.25%, 8/15/13	$1,115	$1,262
PACCAR, Inc.,
6.38%, 2/15/12	450	489
Rio Tinto Finance USA Ltd.,
5.88%, 7/15/13	730	803
Telecom Italia Capital S.A.,
4.88%, 10/1/10	2,400	2,442
Telefonica Europe B.V.,
7.75%, 9/15/10	925	953
Time Warner Cable, Inc.,
8.25%, 2/14/14	700	822
Time Warner, Inc.,
6.88%, 5/1/12	825	908
Union Pacific Corp.,
6.50%, 4/15/12	792	865
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,190
7.38%, 9/1/12	1,600	1,813
Xerox Corp.,
8.25%, 5/15/14	670	779
Yum! Brands, Inc.,
8.88%, 4/15/11	850	912
		45,288
Non-U.S. Government — Guaranteed (8.8%)
Commonwealth Bank of Australia,
2.50%, 12/10/12 (e)	2,300	2,342
Royal Bank of Scotland plc (The),
2.63%, 5/11/12 (e)	9,100	9,295
Swedbank AB,
2.88%, 1/14/13 (e)	5,900	6,047
Westpac Securities NZ Ltd.,
2.50%, 5/25/12 (e)	3,020	3,084
		20,768
Sovereign (1.1%)
Kingdom of Denmark,
2.75%, 11/15/11	2,448	2,525

U.S. Agency Security (2.3%)
Federal National Mortgage Association,
4.38%, 3/15/13	5,000	5,386

U.S. Treasury Securities (16.0%)
U.S. Treasury Bonds,
3.50%, 2/15/39	200	162
6.00%, 2/15/26	7,784	9,183
U.S. Treasury Notes,
0.75%, 11/30/11	10,000	9,989
1.13%, 12/15/12	6,700	6,644
3.25%, 12/31/16 - 3/31/17	11,800	11,807
		37,785
Utilities (4.7%)
Columbus Southern Power Co.,
4.40%, 12/1/10	1,250	1,270
Dominion Resources, Inc./VA,
5.70%, 9/17/12	1,275	1,382
ENEL Finance International S.A.,
3.88%, 10/7/14 (e)	1,115	1,131
Enterprise Products Operating LLC,
7.50%, 2/1/11	1,455	1,523
FirstEnergy Solutions Corp.,
4.80%, 2/15/15	755	774
Ohio Power Co.,
0.43%, 4/5/10 (h)	2,025	2,025
Plains All American Pipeline LP/PAA Finance Corp.,
4.25%, 9/1/12	1,140	1,185
PPL Energy Supply LLC,
6.30%, 7/15/13	675	741
Sprectra Energy Capital LLC,
5.90%, 9/15/13	965	1,054
		11,085
Total Fixed Income Securities (Cost $227,641)		231,337

	Shares
Short-Term Investments (1.8%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	2,123,779	2,124

	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill,
0.13%, 5/6/10 (j)(r)(w)	$2,130	2,129
Total Short-Term Investments (Cost $4,254)		4,253
Total Investments (99.8%) (Cost $231,895)		235,590
Other Assets in Excess of Liabilities (0.2%)		560
Net Assets (100%)		$236,150

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2010.
(w)	All or a portion of the security was pledged as collateral for swap agreements.
REMIC	Real Estate Mortgage Investment Conduit

58	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	430	$49,383	Jun-10	$(238)
U.S. Treasury
10 yr. Note	25	2,906	Jun-10	(13)
U.S. Treasury
30 yr. Bond	7	813	Jun-10	(3)
Short:
U.S. Treasury
2 yr. Note	581	126,050	Jun-10	163
				$(91)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.63%	3/11/15	$25,930	$49

Credit Suisse	3 Month LIBOR	Pay	5.09	12/23/19	7,770	(12)
	3 Month LIBOR	Receive	4.39	12/23/39	1,864	15

Deutsche Bank	3 Month LIBOR	Pay	2.90	1/11/15	5,730	(102)
	3 Month LIBOR	Receive	2.65	3/26/15	12,750	29
	3 Month LIBOR	Pay	4.40	10/1/16	26,962	(139)
	3 Month LIBOR	Receive	4.41	10/3/18	14,506	172

UBS AG	3 Month LIBOR	Pay	2.84	1/8/15	860	(13)
						$(1)

LIBOR — London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	59

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$3,918	3 Month LIBOR	Receive	11/15/19	$(143)

Deutsche Bank	4,009	3 Month LIBOR	Receive	11/15/21	—
	7,050	3 Month LIBOR	Pay	11/15/21	(527)

JPMorgan Chase	186	3 Month LIBOR	Receive	11/15/19	(4)
	4,419	3 Month LIBOR	Receive	11/15/20	(174)
					$(848)

LIBOR — London Interbank Offered Rate

Portfolio Composition

Classification	Percentage of Total Investments
Asset Backed Securities	21.6%
Industrials	19.2
Finance	18.4
U.S. Treasury Securities	16.0
Non-U.S. Government — Guaranteed	8.8
Other*	14.2
Short-Term Investments	1.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

60	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,755	$—	$2,755
Agency Bonds — Banking (FDIC Guaranteed)	—	4,447	—	4,447
Agency Fixed Rate Mortgages	—	2,321	—	2,321
Asset Backed Securities	—	50,783	—	50,783
Collateralized Mortgage Obligations	—	2,133	—	2,133
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,789	—	2,789
Finance	—	43,272	—	43,272
Industrials	—	45,288	—	45,288
Non-U.S. Government — Guaranteed	—	20,768	—	20,768
Sovereign	—	2,525	—	2,525
U.S. Agency Security	—	5,386	—	5,386
U.S. Treasury Securities	—	37,785	—	37,785
Utilities	—	11,085	—	11,085
Total Fixed Income Securities	—	231,337	—	231,337
Futures Contracts	163	—	—	163
Interest Rate Swap Agreements	—	265	—	265
Short-Term Investments
Investment Company	2,124	—	—	2,124
U.S. Treasury Security	—	2,129	—	2,129
Total Short-Term Investments	2,124	2,129	—	4,253
Total Assets	2,287	233,731	—	236,018
Liabilities:
Futures Contracts	254	—	—	254
Interest Rate Swap Agreements	—	266	—	266
Zero Coupon Swap Agreements	—	848	—	848
Total Liabilities	254	1,114	—	1,368
Total	$2,033	$232,617	$—	$234,650

The accompanying notes are an integral part of the financial statements.	61

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.1%)
Finance (12.0%)
Ace INA Holdings, Inc.,
6.70%, 5/15/36	$40	$45
Aetna, Inc.,
6.63%, 6/15/36	40	42
Aflac, Inc.,
6.90%, 12/17/39	75	77
AIG SunAmerica Global Financing X,
6.90%, 3/15/32 (e)	17	17
Allstate Corp. (The),
5.95%, 4/1/36	65	66
6.13%, 12/15/32	30	30
American Express Co.,
8.13%, 5/20/19	55	67
Barclays Bank plc,
5.13%, 1/8/20	100	99
BB&T Corp.,
5.25%, 11/1/19	90	91
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	45	52
Chubb Corp.,
6.50%, 5/15/38	60	66
Citigroup, Inc.,
5.85%, 12/11/34	225	205
6.88%, 3/5/38	45	45
8.13%, 7/15/39	100	116
Credit Suisse USA, Inc.,
7.13%, 7/15/32	50	59
Farmers Exchange Capital,
7.05%, 7/15/28 (e)	100	92
General Electric Capital Corp.,
5.88%, 1/14/38	395	377
6.15%, 8/7/37	5	5
6.75%, 3/15/32	100	106
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	315	316
Hartford Financial Services Group, Inc.,
6.63%, 3/30/40	50	49
HSBC Holdings plc,
6.50%, 5/2/36	235	243
JPMorgan Chase & Co.,
6.40%, 5/15/38	175	190
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	110	113
Lincoln National Corp.,
6.30%, 10/9/37	20	20
Lloyds TSB Bank plc,
5.80%, 1/13/20 (e)	100	98
Merrill Lynch & Co., Inc.,
7.75%, 5/14/38	175	194
MetLife, Inc.,
5.70%, 6/15/35	95	91
10.75%, 8/1/39	30	39
Principal Financial Group, Inc.,
6.05%, 10/15/36	70	66
Protective Life Corp.,
8.45%, 10/15/39	50	53
Prudential Financial, Inc.,
5.90%, 3/17/36	30	28
6.63%, 12/1/37	55	58
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	75
6.88%, 2/15/38	50	53
Wachovia Corp.,
5.50%, 8/1/35	175	154
Wellpoint, Inc.,
5.95%, 12/15/34	15	14
6.38%, 6/15/37	25	26
		3,537
Industrials (30.6%)
Agrium, Inc.,
7.13%, 5/23/36	105	113
Alcoa, Inc.,
5.95%, 2/1/37	125	103
Altria Group, Inc.,
9.95%, 11/10/38	45	59
10.20%, 2/6/39	80	108
Anadarko Petroleum Corp.,
6.20%, 3/15/40	100	99
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, 11/15/39 (e)	40	51
8.20%, 1/15/39 (e)	85	110
ArcelorMittal,
7.00%, 10/15/39	150	154
AT&T Corp.,
8.00%, 11/15/31	375	457
AT&T, Inc.,
6.30%, 1/15/38	30	30
6.55%, 2/15/39	15	16
Avalon Bay Communities, Inc.,
6.10%, 3/15/20	50	53
BellSouth Corp.,
6.55%, 6/15/34	80	82
Biogen Idec, Inc.,
6.88%, 3/1/18	40	44
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	50	56
BSKYB Finance UK plc,
6.50%, 10/15/35 (e)	50	53
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	30	35
Burlington Northern Santa Fe Corp.,
6.15%, 5/1/37	55	57

62	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Cenovus Energy, Inc.,
6.75%, 11/15/39 (e)	$125	$136
Comcast Corp.,
6.40%, 5/15/38	160	163
6.45%, 3/15/37	10	10
6.95%, 8/15/37	100	109
ConAgra Foods, Inc.,
7.00%, 10/1/28	20	22
8.25%, 9/15/30	80	98
Corning, Inc.,
7.25%, 8/15/36	50	54
COX Communications, Inc.,
8.38%, 3/1/39 (e)	60	75
CSX Corp.,
6.15%, 5/1/37	60	61
CVS Pass-Through Trust,
6.04%, 12/10/28	101	100
8.35%, 7/10/31 (e)	30	35
Daimler Finance North America LLC,
8.50%, 1/18/31	65	79
Delhaize America, Inc.,
9.00%, 4/15/31	60	76
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	85	109
Diamond Offshore Drilling, Inc.,
5.70%, 10/15/39	75	74
Dr. Pepper Snapple Group, Inc.,
7.45%, 5/1/38	75	89
EnCana Corp.,
6.50%, 2/1/38	20	21
6.63%, 8/15/37	45	49
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (e)	60	60
Hess Corp.,
7.13%, 3/15/33	55	62
HJ Heinz Finance Co.,
6.75%, 3/15/32	45	49
Holcim Capital Corp. Ltd.,
6.88%, 9/29/39 (e)	90	95
Home Depot, Inc.,
5.88%, 12/16/36	120	117
International Business Machines Corp.,
5.60%, 11/30/39	110	111
5.88%, 11/29/32	60	63
International Paper Co.,
7.30%, 11/15/39	95	102
JC Penney Corp., Inc.,
7.40%, 4/1/37	50	50
KLA-Tencor Corp.,
6.90%, 5/1/18	45	49
Kohl’s Corp.,
6.88%, 12/15/37	55	61
Koninklijke KPN N.V.,
8.38%, 10/1/30	25	31
Koninklijke Philips Electronics N.V.,
6.88%, 3/11/38	95	108
Kraft Foods, Inc.,
6.50%, 2/9/40	60	62
6.88%, 1/26/39	155	169
Kroger Co. (The),
6.90%, 4/15/38	80	89
Lorillard Tobacco Co.,
8.13%, 6/23/19	85	94
Lowe’s Cos., Inc.,
6.65%, 9/15/37	45	51
Marathon Oil Corp.,
6.60%, 10/1/37	40	42
Meccanica Holdings USA, Inc.
6.25%, 1/15/40 (e)	100	98
Motiva Enterprises LLC,
6.85%, 1/15/40 (e)	100	108
Newmont Mining Corp.,
6.25%, 10/1/39	150	150
News America, Inc.,
6.40%, 12/15/35	160	164
6.65%, 11/15/37	15	16
7.85%, 3/1/39	40	47
Nexen, Inc.,
7.50%, 7/30/39	125	143
Nokia Oyj,
6.63%, 5/15/39	85	93
Norfolk Southern Corp.,
7.05%, 5/1/37	80	93
Northrop Grumman Space & Mission Systems Corp.,
7.75%, 6/1/29	10	12
Petrobras International Finance,
6.88%, 1/20/40	95	98
Petro-Canada,
5.95%, 5/15/35	55	54
Pfizer, Inc.,
7.20%, 3/15/39	170	208
Philip Morris International, Inc.,
6.38%, 5/16/38	90	98
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	85	84
Qwest Corp.,
6.88%, 9/15/33	40	39
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	25	26
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	100	115
Roche Holdings, Inc.,
7.00%, 3/1/39 (e)	95	113

The accompanying notes are an integral part of the financial statements.	63

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Talisman Energy, Inc.,
6.25%, 2/1/38	$50	$51
7.75%, 6/1/19	25	30
Target Corp.,
7.00%, 1/15/38	100	116
Telecom Italia Capital S.A.,
7.20%, 7/18/36	185	187
Telefonica Europe B.V.,
8.25%, 9/15/30	160	197
Teva Pharmaceutical Finance LLC,
6.15%, 2/1/36	25	26
Time Warner Cable, Inc.,
6.55%, 5/1/37	85	87
6.75%, 6/15/39	60	63
7.30%, 7/1/38	55	62
Time Warner, Inc.,
7.70%, 5/1/32	240	278
Transocean, Inc.,
6.80%, 3/15/38	100	113
Union Pacific Corp.,
6.25%, 5/1/34	115	119
Vale Overseas Ltd.,
6.88%, 11/21/36 - 11/10/39	190	197
Valero Energy Corp.,
6.63%, 6/15/37	65	62
9.38%, 3/15/19	40	48
Verizon Communications, Inc.,
5.85%, 9/15/35	230	225
8.95%, 3/1/39	150	204
VF Corp.,
6.45%, 11/1/37	45	47
Viacom, Inc.,
6.88%, 4/30/36	110	117
7.88%, 7/30/30	35	39
Vivendi S.A.,
6.63%, 4/4/18 (e)	40	43
Vodafone Group plc,
6.15%, 2/27/37	45	46
Waste Management, Inc.,
6.13%, 11/30/39	95	95
Weatherford International Ltd.,
7.00%, 3/15/38	80	85
9.63%, 3/1/19	35	44
Wyeth,
5.95%, 4/1/37	35	37
Xerox Corp.,
5.63%, 12/15/19	20	21
Yum! Brands, Inc.,
6.88%, 11/15/37	75	82
		8,985
Municipal Bonds (5.0%)
American Municipal Power-Ohio, Inc.,
6.05%, 2/15/43	55	53
6.45%, 2/15/44	60	60
Bay Area Toll Authority,
6.26%, 4/1/49	85	86
California State Bonds,
7.55%, 4/1/39	160	167
Chicago Illinois Board of Education,
6.14%, 12/1/39	50	51
Chicago Transit Authority,
6.20%, 12/1/40	130	130
City of New York,
5.97%, 3/1/36	120	119
Clark County Nevada Airport Revenue,
6.82%, 7/1/45	105	110
District of Columbia Income Tax Revenue,
5.59%, 12/1/34	65	65
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	70	71
Indianapolis Indiana Local Public Improvement Bond Bank,
6.12%, 1/15/40	35	36
Metropolitan Transit Authority New York,
6.67%, 11/15/39	140	143
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	65	65
6.66%, 4/1/57	110	110
New Jersey State Transportation Trust Fund Authority,
6.56%, 12/15/40	115	120
North Texas Tollway Authority Revenue,
6.72%, 1/1/49	65	69
San Diego County California Water Authority,
6.14%, 5/1/49	25	25
		1,480
Sovereign (3.4%)
Federative Republic of Brazil,
8.25%, 1/20/34	350	448
Italian Republic,
5.38%, 6/15/33	55	55
Province of Quebec Canada,
7.50%, 9/15/29	179	234
Republic of Peru,
8.75%, 11/21/33	65	86
United Mexican States,
6.05%, 1/11/40	165	165
		988
U.S. Agency Securities (3.1%)
Federal Home Loan Mortgage Corp.,
6.25%, 7/15/32	160	186
6.75%, 3/15/31	500	609

64	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (cont’d)
Federal National Mortgage Association,
7.25%, 5/15/30	$100	$127
		922
U.S. Treasury Securities (35.7%)
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	750	450
U.S. Treasury Bonds,
3.50%, 2/15/39	3,050	2,469
4.25%, 5/15/39	250	232
4.38%, 11/15/39	600	568
6.00%, 2/15/26	857	1,011
6.13%, 11/15/27	1,335	1,599
6.25%, 8/15/23	400	481
6.63%, 2/15/27	1,400	1,760
6.75%, 8/15/26	300	381
6.88%, 8/15/25	230	294
U.S. Treasury Notes,
3.25%, 3/31/17	300	300
3.63%, 2/15/20	980	963
		10,508
Utilities (8.3%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	24
Columbus Southern Power Co.,
6.60%, 3/1/33	30	32
Constellation Energy Group, Inc.,
7.60%, 4/1/32	75	86
Consumers Energy Co.,
5.65%, 4/15/20	40	42
Detroit Edison Co. (The),
6.35%, 10/15/32	90	95
Enbridge Energy Partners LP,
7.50%, 4/15/38	50	59
ENEL Finance International S.A.,
6.00%, 10/7/39 (e)	100	96
Energy Transfer Partners LP,
7.50%, 7/1/38	60	68
9.00%, 4/15/19	40	49
Enterprise Products Operating LLC,
6.65%, 10/15/34	30	31
6.88%, 3/1/33	95	102
Exelon Generation Co., LLC,
6.25%, 10/1/39	140	142
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	100	98
6.80%, 8/15/39 (e)	80	79
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	67
6.95%, 1/15/38	120	130
7.30%, 8/15/33	5	6
Nevada Power Co.,
6.65%, 4/1/36	125	133
NiSource Finance Corp.,
6.13%, 3/1/22	85	89
Ohio Edison Co.,
6.88%, 7/15/36	65	70
Ohio Power Co.,
6.60%, 2/15/33	110	118
Oneok Partners LP,
6.85%, 10/15/37	75	80
8.63%, 3/1/19	25	31
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	40	42
6.70%, 5/15/36	75	77
PPL Electric Utilities Corp.,
6.45%, 8/15/37	30	33
Sempra Energy,
6.00%, 10/15/39	125	123
Spectra Energy Capital LLC,
7.50%, 9/15/38	45	51
Tennesse Gas Pipeline Co.,
7.00%, 10/15/28	125	133
Texas Eastern Transmission LP,
7.00%, 7/15/32	55	62
Williams Cos., Inc. (The),
7.75%, 6/15/31	123	138
Williams Partners LP,
6.30%, 4/15/40 (e)	50	50
		2,436
Total Fixed Income Securities (Cost $27,888)		28,856

	Shares
Short-Term Investments (2.2%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	329,731	330

	Face Amount (000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill,
0.13%, 5/6/10 (j)(r)(w)	$300	300
Total Short-Term Investments (Cost $630)		630
Total Investments (100.3%) (Cost $28,518)		29,486
Liabilities in Excess of Other Assets (-0.3%)		(81)
Net Assets (100%)		$29,405

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

The accompanying notes are an integral part of the financial statements.	65

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

(p)           See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(r)            Rate shown is the yield to maturity at March 31, 2010.

(w)          All or a portion of the security was pledged as collateral for swap agreements.

STRIPS Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	75	$8,613	Jun-10	$(47)
U.S. Treasury
10 yr. Note	5	581	Jun-10	1
U.S. Treasury
30 yr. Bond	9	1,045	Jun-10	(8)
Short:
U.S. Treasury
2 yr. Note	39	8,461	Jun-10	9
				$(45)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Credit Suisse	3 Month LIBOR	Receive	2.63%	3/11/15	$3,100	$6
	3 Month LIBOR	Pay	5.09	12/23/19	1,890	(3)
	3 Month LIBOR	Receive	4.39	12/23/39	454	4

Deutsche Bank	3 Month LIBOR	Pay	2.90	1/11/15	1,340	(24)
	3 Month LIBOR	Receive	2.65	3/26/15	1,560	4
	3 Month LIBOR	Pay	4.40	10/1/16	6,539	(34)
	3 Month LIBOR	Receive	4.41	10/3/18	3,519	42

UBS	3 Month LIBOR	Pay	2.84	1/8/15	150	(2)
						$(7)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$609	3 Month LIBOR	Receive	11/15/19	$(22)
	995	3 Month LIBOR	Pay	11/15/19	(64)

Deutsche Bank	370	3 Month LIBOR	Receive	11/15/21	—

JPMorgan Chase	276	3 Month LIBOR	Receive	11/15/19	(7)
	256	3 Month LIBOR	Receive	11/15/21	(5)
					$(98)

LIBOR — London Interbank Offered Rate

66	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	35.6%
Industrials	30.5
Finance	12.0
Utilities	8.3
Municipal Bonds	5.0
Other*	6.5
Short-Term Investments	2.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Finance	$—	$3,537	$—	$3,537
Industrials	—	8,985	—	8,985
Municipal Bonds	—	1,480	—	1,480
Sovereign	—	988	—	988
U.S. Agency Securities	—	922	—	922
U.S. Treasury Securities	—	10,508	—	10,508
Utilities	—	2,436	—	2,436
Total Fixed Income Securities	—	28,856	—	28,856
Futures Contracts	10	—	—	10
Interest Rate Swap Agreements	—	56	—	56
Short-Term Investments
Investment Company	330	—	—	330
U.S. Treasury Security	—	300	—	300
Total Short-Term Investments	330	300	—	630
Total Assets	340	29,212	—	29,552
Liabilities:
Futures Contracts	55	—	—	55
Interest Rate Swap Agreements	—	63	—	63
Zero Coupon Swap Agreements	—	98	—	98
Total Liabilities	55	161	—	216
Total	$285	$29,051	$—	$29,336

The accompanying notes are an integral part of the financial statements.	67

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments

Municipal Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.7%)
Municipal Bonds (98.7%)
Alaska Railroad Corp., Revenue Bonds (FGIC),
5.00%, 8/1/15	$2,680	$2,954
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A,
5.00%, 9/1/18	3,000	3,241
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,132
Badger TOB Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	770	827
Brandon School District, MI, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/19	4,230	4,642
Brazos, TX, Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project, Revenue Bonds,
5.90%, 5/1/38 (h)	2,695	2,645
Brownsville, TX, Utility System, Revenue Bonds (FSA),
5.00%, 9/1/23	1,240	1,339
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
5.38%, 6/1/24 (j)	4,655	4,422
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,228
5.50%, 6/1/15	1,275	1,364
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,503
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,134
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,738
Chicago, IL, Transit Authority, Revenue Bonds (AGC),
5.25%, 6/1/23 - 6/1/24	6,165	6,541
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,152
City of Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/16	1,000	1,133
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18	1,795	2,001
Clark County, WA, School District No. 117, Camas, General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,683
Cleveland, OH, Income Tax, Bridges & Roadways, Revenue Bonds (AGC),
5.00%, 10/1/25	1,555	1,658
Coachella Valley, Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	258
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	2,161
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/14	1,330	1,507
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/12 - 8/1/13	8,465	9,061
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,533
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,865
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,107
Cowlitz County, WA, Public Utility District No. 1 (FGIC),
5.00%, 9/1/11	2,445	2,568
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,385
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,586
Dearborn, MI, School District, General Obligation Bonds (FGIC; Q-SBLF),
5.00%, 5/1/16	2,480	2,741
Detroit, MI, City School District, School Building & Site Improvement, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/12	1,000	1,059
Detroit, MI, Sewer Disposal, Revenues Bonds (BHAC; FGIC),
5.50%, 7/1/26	475	504
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26 (h)	1,100	1,145
District of Columbia, General Obligation Bonds (FSA),
5.00%, 6/1/16	2,325	2,622
5.00%, 6/1/19 (j)	5,000	5,513
Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,040
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,023
5.00%, 7/5/17	1,500	1,559
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,227
Eureka, CA, Union School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,411

68	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Everett, WA, Water & Sewer, Revenue Bonds (MBIA),
5.00%, 7/1/13	$1,630	$1,814
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,167
Florida State Board of Education, Revenue Bonds (AMBAC),
5.00%, 7/1/19	2,500	2,697
Florida State Department of Environmental Protection, Revenue Bonds (AMBAC),
5.00%, 7/1/14	3,005	3,304
Florida State Mid-Bay Bridge Authority, Revenue Bonds (AGC),
5.00%, 10/1/22	4,225	4,575
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	520	526
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38 (h)	1,400	1,454
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1/19	950	646
Greenville, MI, Public Schools, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/18	2,645	2,918
Greenville, TX, Electric Utility System, Revenue Bonds,
5.00%, 2/15/26	2,475	2,554
Greenwood Fifty School Facilities, Inc., SC, Installment Purchase, Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,059
Harris County, TX, Health Facilities Development Corp., Thermal Utilities, Revenue Bonds (AGC),
5.25%, 11/15/24	1,950	2,081
Harvey County, KS, Unified School District No. 373 Newton Refunding & Improvement (MBIA),
5.00%, 9/1/19	2,630	2,883
Houston, TX, Community College System, Revenue Bonds (AMBAC),
4.00%, 4/15/12	1,465	1,553
Houston, TX, Hotel Occupancy, Revenue Bonds (FSA; AMBAC),
Zero Coupon, 9/1/25 - 9/1/26	12,175	5,081
Houston, TX, Utility System, Revenue Bonds (FGIC),
5.00%, 11/15/13	1,000	1,123
Illinois Finance Authority, Edward Hospital, Revenue Bonds (AMBAC),
6.00%, 2/1/23 - 2/1/26	2,455	2,601
Illinois Finance Authority, Gas Supply, Revenue Bonds,
3.75%, 2/1/33 (h)	5,150	5,184
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds,
5.00%, 8/15/16	1,890	2,072
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,003
Illinois Municipal Electric Agency, Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,272
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,578
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,367
Indio, CA, Redevelopment Agency, Tax Allocation,
5.00%, 8/15/24	1,470	1,422
5.13%, 8/15/25	2,015	1,959
Intermountain Power Agency, UT, Power Supply, Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,368
Iowa Finance Authority, Private University, Revenue Bonds (CIFG),
5.00%, 4/1/13	1,210	1,289
Kendall, Kane & Will Counties, IL, Community School District No. 308, General Obligation Bonds (FSA),
Zero Coupon, 2/1/23 - 2/1/27	9,910	4,944
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/14	1,800	2,044
Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	7,960	5,049
Lansing, MI, Board of Water & Light, Revenue Bonds,
5.00%, 7/1/24	1,000	1,059
Las Vegas, NV, Redevelopment Agency, Revenue Bonds,
6.25%, 6/15/16	1,475	1,651
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	178
Long Beach, CA, Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	2,208
Los Angeles, CA, Unified School District, General Obligation Bonds,
5.25%, 7/1/22	3,200	3,488
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,326
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects (AMBAC),
5.00%, 11/1/13 - 11/1/15	2,520	2,783

The accompanying notes are an integral part of the financial statements.	69

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37 (h)	$2,850	$2,909
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/14	1,355	1,526
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,281
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,835
Manchester, MO, Tax Increment and Transportation Refunding, Revenue Bonds,
6.00%, 11/1/25	3,000	2,976
Maricopa County, AZ, Pollution Control,
6.00%, 5/1/29 (h)	1,400	1,471
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/1/25	3,810	3,995
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,676
Memphis-Shelby Sports Authority, Inc., Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,535
Merced City, CA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,340
Merrillville, IN, Multi School Building Corp., Revenue Bonds,
5.00%, 1/15/17 - 7/15/17	2,545	2,809
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,971
Miami-Dade County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/13	5,995	6,410
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	5,051
Michigan State Strategic Fund, Michigan House of Representatives Facilities, Revenue Bonds (AGC),
5.25%, 10/15/23	1,485	1,593
Monmouth County, NJ, Improvement Authority, Revenue Bonds (AMBAC),
5.00%, 12/1/16 - 12/1/17	3,010	3,279
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	280
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	21,264
Murrieta Valley, CA, Unified School District, Public Financing Authority, General Obligation Bonds (FSA),
Zero Coupon, 9/1/24 - 9/1/30	15,100	5,016
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/13	2,000	2,193
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/13 - 6/15/14	2,200	2,455
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,837
Noblesville, IN, High School Building Corp., Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,240
5.00%, 7/10/13	2,475	2,741
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13	2,910	3,286
Northwest Allen County, Middle School Building Corp. (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	5,040
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,553
Ohio State, Water Development Authority, Pollution Control Facilities, First Energy, Revenue Bonds,
5.88%, 6/1/33 (h)	865	941
Pajaro Valley, CA, Unified School District, COP, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	792
Palm Beach County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11	1,880	1,967
Palm Beach County School Board, FL, COP, General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,863
Palomar Pomerado Health (MBIA),
Zero Coupon, 8/1/16 - 8/1/19	11,170	7,589
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	1,825	1,650
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12	685	652
Philadelphia, PA, Authority for Industrial Development (FSA),
5.00%, 2/15/15	2,150	2,417
Pittsburgh, PA, Urban Redevelopment Authority, Revenue Bonds (FGIC),
Zero Coupon, 9/1/26	8,480	3,053
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System, Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,103

70	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont’d)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds,
5.00%, 8/1/39 (h)	$2,895	$3,030
Regional Transportation District, CO, COP (AMBAC),
5.00%, 12/1/12	5,540	6,055
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	658
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	733
Rincon Valley, CA, Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/34	6,055	1,385
Saginaw, MI, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	1,265	1,267
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	666
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,257
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/12	4,070	4,359
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,607
Suffolk County Industrial Development Agency, Civic Facility Refunding, Revenue Bonds,
5.00%, 3/1/26	1,300	1,299
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/13 - 10/1/14	3,105	3,403
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 2/15/14	2,000	2,192
7.25%, 11/15/16	1,800	1,801
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,603
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,190	4,810
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	805	817
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,351
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,205	1,218
Traverse City, MI, Public Schools (FSA),
5.00%, 5/1/17 - 5/1/19	6,840	7,639
Twin Rivers Unified School District, CA, General Obligation Bonds,
Zero Coupon, 4/1/14	2,950	2,595
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	2,813
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,425
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	516
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	560
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,975
Warren, MI, Consolidated School District, General Obligation Bonds (Q-SBLF),
4.15%, 5/1/14	1,000	1,053
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	7,251
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	3,176
Washoe County, NV, School District, School Improvement, General Obligation Bonds,
4.75%, 6/1/26	1,405	1,433
Westfield High School Building Corp., IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,405
William S. Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,791
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,070
Total Fixed Income Securities (Cost $382,802)		392,294

	Shares
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (p) (Cost $4,135)	4,135,188	4,135
Total Investments (99.7%) (Cost $386,937)		396,429
Other Assets in Excess of Liabilities (0.3%)		1,258
Net Assets (100%)		$397,687

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on March 31, 2010.

The accompanying notes are an integral part of the financial statements.	71

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.
AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
Q-SBLF	Qualified State Bond Loan Fund
TOB	Tender Offer Bonds

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
5 yr. Note	279	$32,041	Jun-10	$(195)
U.S. Treasury
10 yr. Note	234	27,203	Jun-10	(124)
Short:
U.S. Treasury
2 yr. Note	88	19,092	Jun-10	24
U.S. Treasury
30 yr. Bond	463	53,766	Jun-10	(74)
				$(369)

Portfolio Composition

Classification	Percentage of Total Investments
Municipal Bonds	99.0%
Short-Term Investment	1.0
Total Investments	100.0%

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2010. (See Note A-8 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Municipal Bonds	$—	$392,294	$—	$392,294
Total Fixed Income Securities	—	392,294	—	392,294
Futures Contracts	24	—	—	24
Short-Term Investment
Investment Company	4,135	—	—	4,135
Total Assets	4,159	392,294	—	396,453
Liabilities:
Futures Contracts	393	—	—	393
Total Liabilities	393	—	—	393
Total	$3,766	$392,294	$—	$396,060

72	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)	U.S. Small Cap Value Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$41,828	$3,668,878	$138,977	$636,059
Investment in Securities of Affiliated Issuers, at Cost	7,080	240,061	8,841	37,818
Total Investments in Securities, at Cost	48,908	3,908,939	147,818	673,877
Foreign Currency, at Cost	33	449	—	—
Investments in Securities of Unaffiliated Issuers, at Value(1)	43,501	4,133,657	145,852	789,329
Investment in Securities of Affiliated Issuers, at Value	7,080	240,061	8,841	37,818
Total Investments in Securities, at Value	50,581	4,373,718	154,693	827,147
Foreign Currency, at Value	33	449	—	—
Cash	—	3,127	584	—
Due from Broker	512	—	—	—
Receivable for Portfolio Shares Sold	4	5,880	162	2,290
Receivable for Investments Sold	13	—	2,182	8,560
Unrealized Appreciation on Swap Agreements	73	—	—	—
Receivable for Delayed Delivery Commitments	1,348	—	—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	30	—	—	—
Receivable from Affiliates	— @	29	1	8
Dividends Receivable	36	715	242	301
Interest Receivable	126	—	—	—
Other Assets	1	73	3	13
Total Assets	52,757	4,383,991	157,867	838,319
Liabilities:
Collateral on Securities Loaned, at Value	3,840	—	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	36	1	—	—
Payable for Delayed Delivery Commitments	2,465	22,524	—	—
Payable for Investments Purchased	70	3,575	3,074	3,893
Bank Overdraft	—	—	—	3,731
Unrealized Depreciation on Swap Agreements	45	—	—	—
Payable for Portfolio Shares Redeemed	13	2,011	127	638
Payable for Investment Advisory Fees	51	4,955	256	1,234
Payable for Administration Fees	3	288	10	55
Payable for Custodian Fees	6	30	2	6
Payable for Transfer Agent Fees	5	16	8	6
Payable for Shareholder Servicing Fees — Investment Class	1	—	1	—
Payable for Shareholder Servicing Fees — Class P	4	401	8	35
Payable for Sub Transfer Agency Fees	17	1,297	50	33
Payable for Trustees’ Fees and Expenses	6	14	17	14
Other Liabilities	41	363	31	141
Total Liabilities	6,603	35,475	3,584	9,786
Net Assets	$46,154	$4,348,516	$154,283	$828,533
Net Assets Consist Of:
Paid-in Capital	$58,831	$4,433,396	$302,878	$771,551
Undistributed (Distributions in Excess of) Net Investment Income	14	(545)	368	(1)
Accumulated Net Realized Loss	(14,390)	(549,113)	(155,838)	(96,287)
Unrealized Appreciation (Depreciation) on:
Investments	1,673	464,779	6,875	153,270
Foreign Currency Exchange Contracts and Translations	(6)	(1)	—	—
Futures Contracts	4	—	—	—
Swap Agreements	28	—	—	—
Net Assets	$46,154	$4,348,516	$154,283	$828,533

The accompanying notes are an integral part of the financial statements.	73

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)	U.S. Small Cap Value Portfolio (000)
CLASS I:
Net Assets	$23,920	$2,416,308	$112,419	$660,106
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	1,940,929	80,479,396	3,544,414	28,452,874
Net Asset Value, Offering and Redemption Price Per Share	$12.32	$30.02	$31.72	$23.20
INVESTMENT CLASS:
Net Assets	$5,133	$—	$5,981	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	417,174	—	189,596	—
Net Asset Value, Offering and Redemption Price Per Share	$12.31	$—	$31.55	$—
CLASS P:
Net Assets	$17,101	$1,932,208	$35,883	$168,427
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	1,391,057	66,425,565	1,143,073	7,319,445
Net Asset Value, Offering and Redemption Price Per Share	$12.29	$29.09	$31.39	$23.01

(1) Including:
Securities on Loan, at Value:	$4,945	$—	$—	$—

@  Amount is less than $500.

74	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities

	Value Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	Intermediate Duration Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$201,629	$87,527	$958,675	$99,133
Investment in Securities of Affiliated Issuers, at Cost	9,768	16,016	169,689	1,202
Total Investments in Securities, at Cost	211,397	103,543	1,128,364	100,335
Foreign Currency, at Cost	—	—	— @	—
Investments in Securities of Unaffiliated Issuers, at Value(1)	216,524	89,308	966,846	100,601
Investment in Securities of Affiliated Issuers, at Value	9,768	16,016	169,689	1,202
Total Investments in Securities, at Value	226,292	105,324	1,136,535	101,803
Foreign Currency, at Value	—	—	— @	—
Cash	217	170	623	—
Receivable for Portfolio Shares Sold	467	4	679	—
Receivable for Investments Sold	114	171	906	3
Unrealized Appreciation on Swap Agreements	—	160	1,613	227
Receivable for Delayed Delivery Commitments	—	11,177	87,964	—
Receivable from Affiliates	2	1	11	1
Dividends Receivable	477	— @	4	— @
Interest Receivable	—	629	7,650	899
Other Assets	4	3	19	2
Total Assets	227,573	117,639	1,236,004	102,935
Liabilities:
Collateral on Securities Loaned, at Value	—	15,563	151,833	—
Due to Broker	—	238	1,975	357
Payable for Delayed Delivery Commitments	—	18,050	137,306	—
Payable for Investments Purchased	374	270	4,813	110
Bank Overdraft	—	—	—	3
Unrealized Depreciation on Swap Agreements	—	507	3,060	719
Payable for Portfolio Shares Redeemed	326	108	1,426	—
Payable for Investment Advisory Fees	261	54	873	97
Payable for Administration Fees	15	6	64	7
Payable for Custodian Fees	2	2	6	2
Payable for Transfer Agent Fees	6	2	8	2
Payable for Lehman Brothers Closed Swap Transactions	—	40	1,281	51
Payable for Shareholder Servicing Fees — Investment Class	—	—	13	13
Payable for Shareholder Servicing Fees — Class P	25	— @	1	—
Payable for Sub Transfer Agency Fees	73	4	54	— @
Payable for Trustees’ Fees and Expenses	20	3	69	1
Other Liabilities	44	58	148	34
Total Liabilities	1,146	34,905	302,930	1,396
Net Assets	$226,427	$82,734	$933,074	$101,539
Net Assets Consist Of:
Paid-in Capital	$236,603	$123,515	$1,454,660	$118,244
Undistributed Net Investment Income	673	673	7,898	93
Accumulated Net Realized Loss	(25,744)	(42,788)	(535,033)	(17,650)
Unrealized Appreciation (Depreciation) on:
Investments	14,895	1,781	8,171	1,468
Futures Contracts	—	(100)	(1,175)	(124)
Swap Agreements	—	(347)	(1,447)	(492)
Net Assets	$226,427	$82,734	$933,074	$101,539

The accompanying notes are an integral part of the financial statements.	75

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Value Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	Intermediate Duration Portfolio (000)
CLASS I:
Net Assets	$104,692	$82,536	$824,972	$134
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	7,281,199	8,634,616	86,578,706	14,096
Net Asset Value, Offering and Redemption Price Per Share	$14.38	$9.56	$9.53	$9.53
INVESTMENT CLASS:
Net Assets	$—	$—	$102,198	$101,405
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	—	10,729,898	10,678,198
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$9.52	$9.50
CLASS P:
Net Assets	$121,735	$198	$5,904	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	8,479,247	20,599	619,383	—
Net Asset Value, Offering and Redemption Price Per Share	$14.36	$9.60	$9.53	$—

(1) Including:
Securities on Loan, at Value:	$—	$22,247	$243,570	$—

@  Amount is less than $500.

76	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities

	International Fixed Income Portfolio (000)		Investment Grade Fixed Income Portfolio (000)		Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$13,954		$89,226		$229,771	$28,188
Investment in Securities of Affiliated Issuers, at Cost	616		8,962		2,124	330
Total Investments in Securities, at Cost	14,570		98,188		231,895	28,518
Foreign Currency, at Cost	3		—		—	—
Investments in Securities of Unaffiliated Issuers, at Value(1)	14,244		91,302		233,466	29,156
Investment in Securities of Affiliated Issuers, at Value	616		8,962		2,124	330
Total Investments in Securities, at Value	14,860		100,264		235,590	29,486
Foreign Currency, at Value	3		—		—	—
Cash	—		53		—	—
Due from Broker	34		—		—	—
Receivable for Portfolio Shares Sold	6		—	@	7	—
Receivable for Investments Sold	—		217		1,955	100
Unrealized Appreciation on Swap Agreements	—		233		265	56
Receivable for Delayed Delivery Commitments	—		5,888		—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	157		—		—	—
Receivable from Affiliates	—	@	—	@	1	—	@
Dividends Receivable	—	@	—	@	1	—	@
Interest Receivable	228		731		1,835	390
Other Assets	1		3		5	—	@
Total Assets	15,289		107,389		239,659	30,032
Liabilities:
Collateral on Securities Loaned, at Value	—		6,983		—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	67		—		—	—
Due to Broker	—		215		676	62
Payable for Delayed Delivery Commitments	—		8,723		—	—
Payable for Investments Purchased	—		165		1,052	357
Unrealized Depreciation on Swap Agreements	—		431		1,114	161
Payable for Portfolio Shares Redeemed	—		157		369	—
Payable for Investment Advisory Fees	22		87		180	11
Payable for Administration Fees	1		6		16	2
Payable for Custodian Fees	3		2		2	1
Payable for Transfer Agent Fees	4		11		2	2
Payable for Lehman Brothers Closed Swap Transactions	—		63		—	—
Payable for Shareholder Servicing Fees — Class P	—	@	—	@	— @	—	@
Payable for Shareholder Servicing Fees — Class H	—	@	—	@	—	—
Payable for Distribution and Shareholder Servicing Fees — Class L	—	@	2		—	—
Payable for Sub Transfer Agency Fees	11		22		2	—
Payable for Trustees’ Fees and Expenses	2		12		3	—	@
Other Liabilities	39		43		93	31
Total Liabilities	149		16,922		3,509	627
Net Assets	$15,140		$90,467		$236,150	$29,405
Net Assets Consist Of:
Paid-in Capital	$16,386		$153,780		$494,203	$28,073
Undistributed (Distributions in Excess of) Net Investment Income	(2,003)		688		42	340
Accumulated Net Realized Gain (Loss)	396		(65,782)		(260,850)	174
Unrealized Appreciation (Depreciation) on:
Investments	290		2,076		3,695	968
Foreign Currency Exchange Contracts and Translations	82		—		—	—
Futures Contracts	(11)		(97)		(91)	(45)
Swap Agreements	—		(198)		(849)	(105)
Net Assets	$15,140		$90,467		$236,150	$29,405

The accompanying notes are an integral part of the financial statements.	77

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

	International Fixed Income Portfolio (000)	Investment Grade Fixed Income Portfolio (000)	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
CLASS I:
Net Assets	$14,048	$83,931	$236,078	$28,880
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	1,472,520	8,593,379	30,715,496	2,751,140
Net Asset Value, Offering and Redemption Price Per Share	$9.54	$9.77	$7.69	$10.50
CLASS P:
Net Assets	$807	$603	$72	$525
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	83,743	61,783	9,375	50,000
Net Asset Value, Offering and Redemption Price Per Share	$9.64	$9.76	$7.68	$10.49
CLASS H:
Net Assets	$113	$162	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	11,730	16,658	—	—
Net Asset Value and Redemption Price Per Share	$9.60	$9.76	$—	$—
Maximum Sales Load	3.50%	3.50%	—	—
Maximum Sales Charge	$0.35	$0.35	$—	$—
Maximum Offering Price Per Share	$9.95	$10.11	$—	$—
CLASS L:
Net Assets	$172	$5,771	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	17,928	591,709	—	—
Net Asset Value, Offering and Redemption Price Per Share	$9.60	$9.75	$—	$—

(1) Including:
Securities on Loan, at Value:	$—	$11,119	$—	$—

@  Amount is less than $500.

78	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities

Municipal Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$382,802
Investment in Securities of Affiliated Issuers, at Cost	4,135
Total Investments in Securities, at Cost	386,937
Investments in Securities of Unaffiliated Issuers, at Value(1)	392,294
Investment in Securities of Affiliated Issuers, at Value	4,135
Total Investments in Securities, at Value	396,429
Cash	1,802
Receivable for Portfolio Shares Sold	754
Receivable from Affiliates	1
Dividends Receivable	1
Interest Receivable	3,579
Other Assets	10
Total Assets	402,576
Liabilities:
Due to Broker	94
Payable for Investments Purchased	1,801
Payable for Portfolio Shares Redeemed	1,057
Payable for Investment Advisory Fees	317
Payable for Administration Fees	28
Payable for Custodian Fees	2
Payable for Transfer Agent Fees	7
Payable for Lehman Brothers Closed Swap Transactions	1,226
Payable for Shareholder Servicing Fees — Class P	4
Payable for Shareholder Servicing Fees — Class H	2
Payable for Distribution and Shareholder Servicing Fees — Class L	36
Payable for Sub Transfer Agency Fees	231
Payable for Trustees’ Fees and Expenses	1
Other Liabilities	83
Total Liabilities	4,889
Net Assets	$397,687
Net Assets Consist Of:
Paid-in Capital	$506,394
Undistributed Net Investment Income	1,241
Accumulated Net Realized Loss	(119,071)
Unrealized Appreciation (Depreciation) on:
Investments	9,492
Futures Contracts	(369)
Net Assets	$397,687

The accompanying notes are an integral part of the financial statements.	79

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

Municipal Portfolio (000)
CLASS I:
Net Assets	$282,214
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	24,002,240
Net Asset Value, Offering and Redemption Price Per Share	$11.76
CLASS P:
Net Assets	$18,535
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	1,576,210
Net Asset Value, Offering and Redemption Price Per Share	$11.76
CLASS H:
Net Assets	$8,336
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	708,875
Net Asset Value and Redemption Price Per Share	$11.76
Maximum Sales Load	3.50%
Maximum Sales Charge	$0.43
Maximum Offering Price Per Share	$12.19
CLASS L:
Net Assets	$88,602
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	7,560,289
Net Asset Value, Offering and Redemption Price Per Share	$11.72

80	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2010

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)		U.S. Small Cap Value Portfolio (000)		Value Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$367	$14,379	$1,434		$2,975		$2,230
Dividends from Securities of Affiliated Issuers	7	143	5		28		2
Interest from Securities of Unaffiliated Issuers	345	— @	—		—	@	—	@
Less: Foreign Taxes Withheld	(1)	(247)	—		—		—
Total Investment Income	718	14,275	1,439		3,003		2,232
Expenses:
Investment Advisory Fees (Note B)	124	9,631	502		2,362		511
Administration Fees (Note C)	22	1,541	56		285		82
Custodian Fees (Note F)	17	102	7		20		7
Professional Fees	23	50	18		26		23
Shareholder Reporting Fees	6	253	5		57		12
Shareholder Servicing Fees — Investment Class (Note D)	4	—	4		—		—
Shareholder Servicing Fees — Class P (Note D)	23	2,137	40		167		140
Sub Transfer Agency Fees	12	934	32		23		52
Transfer Agency Fees (Note E)	9	60	17		18		14
Pricing Fee	4	6	—	@	1		1
Trustees’ Fees and Expenses	2	53	3		11		4
Registration Fees	24	70	25		36		27
Other Expenses	5	31	4		9		7
Total Expenses	275	14,868	713		3,015		880
Rebate from Morgan Stanley Affiliates (Note G)	(3)	(105)	(3)		(21)		(6)
Net Expenses	272	14,763	710		2,994		874
Net Investment Income (Loss)	446	(488)	729		9		1,358
Realized Gain (Loss):
Investments Sold	(3,078)	(15,833)	7,271		39,007		2,996
Foreign Currency Exchange Contracts	59	(334)	—		—		—
Foreign Currency Transactions	(3)	197	—		—		—
Futures Contracts	105	—	—		—		—
Swap Agreements	39	—	—		—		—
Net Realized Gain (Loss)	(2,878)	(15,970)	7,271		39,007		2,996
Change in Unrealized Appreciation (Depreciation):
Investments	6,650	440,538	11,018		69,083		18,495
Foreign Currency Exchange Contracts	(70)	(1)	—		—		—
Foreign Currency Translations	(2)	— @	—		—		—
Futures Contracts	(20)	—	—		—		—
Swap Agreements	9	—	—		—		—
Net Change in Unrealized Appreciation (Depreciation)	6,567	440,537	11,018		69,083		18,495
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,689	424,567	18,289		108,090		21,491
Net Increase in Net Assets Resulting from Operations	$4,135	$424,079	$19,018		$108,099		$22,849

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	81

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2010

	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	Intermediate Duration Portfolio (000)	International Fixed Income Portfolio (000)	Investment Grade Fixed Income Portfolio (000)
Investment Income:
Dividends from Securities of Affiliated Issuers	$14	$153	$2	$2	$12
Interest from Securities of Unaffiliated Issuers	1,677	19,466	1,921	454	2,062
Total Investment Income	1,691	19,619	1,923	456	2,074
Expenses:
Investment Advisory Fees (Note B)	164	1,777	212	48	198
Administration Fees (Note C)	35	379	45	10	42
Custodian Fees (Note F)	6	19	5	10	7
Professional Fees	21	36	17	20	17
Shareholder Reporting Fees	11	59	5	— @	5
Shareholder Servicing Fees — Investment Class (Note D)	—	81	84	—	—
Shareholder Servicing Fees — Class P (Note D)	— @	8	—	1	1
Shareholder Servicing Fees — Class H (Note D)	—	—	—	— @	— @
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	—	— @	14
Sub Transfer Agency Fees	1	35	— @	8	8
Transfer Agency Fees (Note E)	5	20	4	9	24
Pricing Fee	5	15	4	11	6
Trustees’ Fees and Expenses	2	17	3	1	3
Registration Fees	20	27	21	39	36
Other Expenses	8	32	6	4	9
Total Expenses	278	2,505	406	161	370
Voluntary Waiver of Investment Advisory Fees (Note B)	(60)	—	—	—	—
Voluntary Waiver of Shareholder Servicing Fees — Class P (Note D)	—	—	—	—	— @
Rebate from Morgan Stanley Affiliates (Note G)	(2)	(26)	(2)	(1)	(2)
Net Expenses	216	2,479	404	160	368
Net Investment Income	1,475	17,140	1,519	296	1,706
Realized Gain (Loss):
Investments Sold	1,425	17,037	2,622	356	3,004
Foreign Currency Exchange Contracts	—	— @	—	213	—
Foreign Currency Transactions	—	97	—	918	—
Futures Contracts	318	3,456	723	7	457
Swap Agreements	79	(5)	129	—	29
Net Realized Gain	1,822	20,585	3,474	1,494	3,490
Change in Unrealized Appreciation (Depreciation):
Investments	(1,039)	(9,008)	(2,360)	(2,222)	(2,275)
Foreign Currency Exchange Contracts	—	—	—	433	—
Foreign Currency Translations	—	—	—	(34)	—
Futures Contracts	(132)	(2,041)	(142)	(23)	(265)
Swap Agreements	139	1,848	176	—	256
Net Change in Unrealized Appreciation (Depreciation)	(1,032)	(9,201)	(2,326)	(1,846)	(2,284)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	790	11,384	1,148	(352)	1,206
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,265	$28,524	$2,667	$(56)	$2,912

@  Amount is less than $500.

82	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2010

	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)	Municipal Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$—	$—	$169
Dividends from Securities of Affiliated Issuers	4	— @	7
Interest from Securities of Unaffiliated Issuers	3,677	791	9,294
Total Investment Income	3,681	791	9,470
Expenses:
Investment Advisory Fees (Note B)	374	57	835
Administration Fees (Note C)	100	12	178
Custodian Fees (Note F)	6	4	7
Professional Fees	18	21	12
Shareholder Reporting Fees	28	— @	25
Shareholder Servicing Fees — Class P (Note D)	— @	1	28
Shareholder Servicing Fees — Class H (Note D)	—	—	8
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	172
Sub Transfer Agency Fees	1	—	135
Transfer Agency Fees (Note E)	6	3	16
Pricing Fee	3	4	31
Trustees’ Fees and Expenses	5	1	8
Registration Fees	16	11	52
Other Expenses	11	3	11
Total Expenses	568	117	1,518
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(41)	(195)
Rebate from Morgan Stanley Affiliates (Note G)	(3)	— @	(7)
Net Expenses	565	76	1,316
Net Investment Income	3,116	715	8,154
Realized Gain (Loss):
Investments Sold	3,951	690	(20,551)
Foreign Currency Exchange Contracts	—	— @	—
Foreign Currency Transactions	—	3	—
Futures Contracts	(1,141)	2	2,044
Swap Agreements	104	34	—
Net Realized Gain (Loss)	2,914	729	(18,507)
Change in Unrealized Appreciation (Depreciation):
Investments	(3,018)	(1,715)	5,479
Futures Contracts	61	(68)	1,008
Swap Agreements	551	32	—
Net Change in Unrealized Appreciation (Depreciation)	(2,406)	(1,751)	6,487
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	508	(1,022)	(12,020)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,624	$(307)	$(3,866)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	83

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets

	Balanced Portfolio		Mid Cap Growth Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$446	$895	$(488)	$907
Net Realized Loss	(2,878)	(6,075)	(15,970)	(57,337)
Net Change in Unrealized Appreciation (Depreciation)	6,567	6,028	440,537	477,258
Net Increase in Net Assets Resulting from Operations	4,135	848	424,079	420,828
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(423)	(1,893)	(492)	—
Investment Class:
Net Investment Income	(63)	(189)	—	—
Class P:
Net Investment Income	(233)	(1,105)	—	—
Total Distributions	(719)	(3,187)	(492)	—
Capital Share Transactions:(1)
Class I:
Subscribed	441	6,036	312,315	518,584
Distributions Reinvested	422	1,891	472	—
Redeemed	(24,676)	(3,599)	(139,288)	(346,494)
Investment Class:
Subscribed	149	316	—	—
Distributions Reinvested	63	189	—	—
Redeemed	(1)	—	—	—
Class P:
Subscribed	693	1,945	334,955	629,880
Distributions Reinvested	233	1,105	—	—
Redeemed	(3,092)	(14,376)	(156,636)	(496,259)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,768)	(6,493)	351,818	305,711
Redemption Fees	—	— @	—	121
Total Increase (Decrease) in Net Assets	(22,352)	(8,832)	775,405	726,660
Net Assets:
Beginning of Period	68,506	77,338	3,573,111	2,846,451
End of Period	$46,154	$68,506	$4,348,516	$3,573,111
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$14	$287	$(545)	$435

(1) Capital Share Transactions:
Class I:
Shares Subscribed	36	640	11,043	25,689
Shares Issued on Distributions Reinvested	36	187	17	—
Shares Redeemed	(2,039)	(359)	(4,974)	(18,385)
Net Increase (Decrease) in Class I Shares Outstanding	(1,967)	468	6,086	7,304
Investment Class:
Shares Subscribed	13	30	—	—
Shares Issued on Distributions Reinvested	5	19	—	—
Shares Redeemed	(— )#	—	—	—
Net Increase in Investment Class Shares Outstanding	18	49	—	—
Class P:
Shares Subscribed	58	192	12,285	33,966
Shares Issued on Distributions Reinvested	20	109	—	—
Shares Redeemed	(259)	(1,465)	(5,798)	(27,045)
Net Increase (Decrease) in Class P Shares Outstanding	(181)	(1,164)	6,487	6,921

@            Amount is less than $500.

#                 Shares are less than 500.

84	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets

	U.S. Mid Cap Value Portfolio		U.S. Small Cap Value Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$729	$1,449	$9	$918
Net Realized Gain (Loss)	7,271	(19,792)	39,007	(120,313)
Net Change in Unrealized Appreciation (Depreciation)	11,018	14,149	69,083	97,167
Net Increase (Decrease) in Net Assets Resulting from Operations	19,018	(4,194)	108,099	(22,228)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(913)	(1,158)	—	(5,441)
Net Realized Gain	—	—	—	(22,483)
Investment Class:
Net Investment Income	(41)	(40)	—	—
Class P:
Net Investment Income	(215)	(445)	—	(583)
Net Realized Gain	—	—	—	(3,099)
Total Distributions	(1,169)	(1,643)	—	(31,606)
Capital Share Transactions:(1)
Class I:
Subscribed	12,217	20,176	100,386	112,004
Distributions Reinvested	911	1,148	—	26,715
Redeemed	(11,673)	(25,935)	(54,780)	(205,537)
Investment Class:
Subscribed	749	1,000	—	—
Distributions Reinvested	41	40	—	—
Redeemed	(486)	(204)	—	—
Class P:
Subscribed	4,913	31,781	55,962	59,883
Distributions Reinvested	215	444	—	3,682
Redeemed	(2,794)	(25,533)	(19,507)	(26,528)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,093	2,917	82,061	(29,781)
Redemption Fees	—	3	20	43
Total Increase (Decrease) in Net Assets	21,942	(2,917)	190,180	(83,572)
Net Assets:
Beginning of Period	132,341	135,258	638,353	721,925
End of Period	$154,283	$132,341	$828,533	$638,353
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$368	$808	$(1)	$(10)

(1) Capital Share Transactions:
Class I:
Shares Subscribed	416	916	4,819	6,888
Shares Issued on Distributions Reinvested	32	58	—	1,762
Shares Redeemed	(397)	(1,211)	(2,611)	(13,139)
Net Increase (Decrease) in Class I Shares Outstanding	51	(237)	2,208	(4,489)
Investment Class:
Shares Subscribed	26	45	—	—
Shares Issued on Distributions Reinvested	1	2	—	—
Shares Redeemed	(17)	(10)	—	—
Net Increase in Investment Class Shares Outstanding	10	37	—	—
Class P:
Shares Subscribed	170	1,504	2,709	3,712
Shares Issued on Distributions Reinvested	8	22	—	244
Shares Redeemed	(97)	(1,273)	(930)	(1,773)
Net Increase in Class P Shares Outstanding	81	253	1,779	2,183

The accompanying notes are an integral part of the financial statements.	85

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets

	Value Portfolio		Core Fixed Income Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,358	$2,720	$1,475	$4,426
Net Realized Gain (Loss)	2,996	(11,269)	1,822	(10,956)
Net Change in Unrealized Appreciation (Depreciation)	18,495	8,203	(1,032)	15,918
Net Increase (Decrease) in Net Assets Resulting from Operations	22,849	(346)	2,265	9,388
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(489)	(1,921)	(1,643)	(8,961)
Class P:
Net Investment Income	(533)	(2,217)	(4)	(18)
Total Distributions	(1,022)	(4,138)	(1,647)	(8,979)
Capital Share Transactions:(1)
Class I:
Subscribed	30,902	6,692	3,187	7,793
Distributions Reinvested	486	1,906	1,638	8,941
Redeemed	(8,078)	(14,180)	(16,672)	(109,677)
Class P:
Subscribed	12,428	23,743	—	22
Distributions Reinvested	532	2,215	3	18
Redeemed	(11,730)	(19,562)	(22)	(317)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	24,540	814	(11,866)	(93,220)
Redemption Fees	—	— @	—	1
Total Increase (Decrease) in Net Assets	46,367	(3,670)	(11,248)	(92,810)
Net Assets:
Beginning of Period	180,060	183,730	93,982	186,792
End of Period	$226,427	$180,060	$82,734	$93,982
Undistributed Net Investment Income Included in End of Period Net Assets	$673	$337	$673	$845

(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,322	660	336	862
Shares Issued on Distributions Reinvested	38	182	174	998
Shares Redeemed	(603)	(1,462)	(1,758)	(12,281)
Net Increase (Decrease) in Class I Shares Outstanding	1,757	(620)	(1,248)	(10,421)
Class P:
Shares Subscribed	918	2,242	—	2
Shares Issued on Distributions Reinvested	41	213	— #	2
Shares Redeemed	(873)	(1,929)	(2)	(35)
Net Increase (Decrease) in Class P Shares Outstanding	86	526	(2)	(31)

@            Amount is less than $500.

#                 Shares are less than 500.

86	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets

	Core Plus Fixed Income Portfolio		Intermediate Duration Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$17,140	$48,496	$1,519	$3,223
Net Realized Gain (Loss)	20,585	(242,307)	3,474	(809)
Net Change in Unrealized Appreciation (Depreciation)	(9,201)	257,459	(2,326)	9,849
Net Increase in Net Assets Resulting from Operations	28,524	63,648	2,667	12,263
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(14,718)	(72,875)	(2)	(75)
Investment Class:
Net Investment Income	(1,899)	(8,618)	(1,867)	(3,906)
Class P:
Net Investment Income	(92)	(5,514)	—	—
Total Distributions	(16,709)	(87,007)	(1,869)	(3,981)
Capital Share Transactions:(1)
Class I:
Subscribed	108,577	67,837	—	24
Distributions Reinvested	14,546	70,268	2	74
Redeemed	(106,333)	(531,332)	(— )@	(3,505)
Investment Class:
Subscribed	—	—	—	—
Distributions Reinvested	—	5,818	—	1,642
Redeemed	(13,750)	(14,500)	(38,900)	(2,500)
Class P:
Subscribed	227	2,388	—	—
Distributions Reinvested	92	5,502	—	—
Redeemed	(946)	(95,502)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,413	(489,521)	(38,898)	(4,265)
Redemption Fees	—	7	—	—
Total Increase (Decrease) in Net Assets	14,228	(512,873)	(38,100)	4,017
Net Assets:
Beginning of Period	918,846	1,431,719	139,639	135,622
End of Period	$933,074	$918,846	$101,539	$139,639
Undistributed Net Investment Income Included in End of Period Net Assets	$7,898	$7,467	$93	$443

(1) Capital Share Transactions:
Class I:
Shares Subscribed	11,525	7,486	—	3
Shares Issued on Distributions Reinvested	1,547	7,871	— #	8
Shares Redeemed	(11,231)	(59,234)	(— )#	(386)
Net Increase (Decrease) in Class I Shares Outstanding	1,841	(43,877)	— #	(375)
Investment Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	—	667	—	186
Shares Redeemed	(1,449)	(1,630)	(4,090)	(268)
Net Decrease in Investment Class Shares Outstanding	(1,449)	(963)	(4,090)	(82)
Class P:
Shares Subscribed	24	274	—	—
Shares Issued on Distributions Reinvested	10	618	—	—
Shares Redeemed	(100)	(10,619)	—	—
Net Decrease in Class P Shares Outstanding	(66)	(9,727)	—	—

@            Amount is less than $500.

#                 Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	87

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets

	International Fixed Income Portfolio		Investment Grade Fixed Income Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$296	$1,704	$1,706	$7,519
Net Realized Gain (Loss)	1,494	504	3,490	(14,703)
Net Change in Unrealized Appreciation (Depreciation)	(1,846)	1,275	(2,284)	21,750
Net Increase (Decrease) in Net Assets Resulting from Operations	(56)	3,483	2,912	14,566
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,906)	(9,087)	(2,649)	(14,637)
Net Realized Gain	—	(695)	—	—
Class P:
Net Investment Income	(57)	(105)	(15)	(37)
Net Realized Gain	—	(8)	—	—
Class H:
Net Investment Income	(8)	(19)	(4)	(6)
Net Realized Gain	—	(2)	—	—
Class L:
Net Investment Income	(12)	(15)	(124)	(48)
Net Realized Gain	—	(1)	—	—
Total Distributions	(1,983)	(9,932)	(2,792)	(14,728)
Capital Share Transactions:(1)
Class I:
Subscribed	5,050	26,522	3,536	63,348
Distributions Reinvested	1,607	9,079	2,559	14,421
Redeemed	(21,092)	(184,164)	(63,165)	(253,405)
Class P:
Subscribed	—	—	—	—
Distributions Reinvested	56	113	15	36
Redeemed	(10)	(444)	(24)	(268)
Class H:
Subscribed	—	22	—	69
Distributions Reinvested	2	7	2	2
Redeemed	—	(24)	(1)	(2)
Class L:
Subscribed	—	60	1,515	5,401
Distributions Reinvested	12	15	121	47
Redeemed	(8)	(4)	(1,033)	(545)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,383)	(148,818)	(56,475)	(170,896)
Redemption Fees	9	3	—	1
Total Decrease in Net Assets	(16,413)	(155,264)	(56,355)	(171,057)
Net Assets:
Beginning of Period	31,553	186,817	146,822	317,879
End of Period	$15,140	$31,553	$90,467	$146,822
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(2,003)	$(316)	$688	$1,774

88	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets (cont’d)

	International Fixed Income Portfolio		Investment Grade Fixed Income Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	514	2,717	362	6,858
Shares Issued on Distributions Reinvested	167	906	264	1,545
Shares Redeemed	(2,162)	(18,259)	(6,480)	(26,918)
Net Decrease in Class I Shares Outstanding	(1,481)	(14,636)	(5,854)	(18,515)
Class P:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	6	11	1	4
Shares Redeemed	(1)	(42)	(2)	(29)
Net Increase (Decrease) in Class P Shares Outstanding	5	(31)	(1)	(25)
Class H:
Shares Subscribed	—	2	—	8
Shares Issued on Distributions Reinvested	— #	1	— #	— #
Shares Redeemed	—	(3)	(— )#	(— )#
Net Increase in Class H Shares Outstanding	— #	— #	— #	8
Class L:
Shares Subscribed	—	6	155	575
Shares Issued on Distributions Reinvested	1	2	13	5
Shares Redeemed	(1)	(— )#	(106)	(56)
Net Increase in Class L Shares Outstanding	— #	8	62	524

#                 Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	89

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets

	Limited Duration Portfolio		Long Duration Fixed Income Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$3,116	$11,086	$715	$1,351
Net Realized Gain (Loss)	2,914	(127,427)	729	1,655
Net Change in Unrealized Appreciation (Depreciation)	(2,406)	112,183	(1,751)	2,907
Net Increase (Decrease) in Net Assets Resulting from Operations	3,624	(4,158)	(307)	5,913
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(3,383)	(22,797)	(871)	(1,536)
Net Realized Gain	—	—	(1,612)	—
Class P:
Net Investment Income	(1)	(10)	(15)	(27)
Net Realized Gain	—	—	(29)	—
Total Distributions	(3,384)	(22,807)	(2,527)	(1,563)
Capital Share Transactions:(1)
Class I:
Subscribed	8,548	13,007	—	193
Distributions Reinvested	3,382	22,796	254	153
Redeemed	(38,886)	(314,216)	—	(645)
Class P:
Subscribed	—	77	—	—
Distributions Reinvested	1	10	—	—
Redeemed	(98)	(200)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,053)	(278,526)	254	(299)
Redemption Fees	—	4	—	—
Total Increase (Decrease) in Net Assets	(26,813)	(305,487)	(2,580)	4,051
Net Assets:
Beginning of Period	262,963	568,450	31,985	27,934
End of Period	$236,150	$262,963	$29,405	$31,985
Undistributed Net Investment Income Included in End of Period Net Assets	$42	$310	$340	$511

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,112	1,692	—	18
Shares Issued on Distributions Reinvested	440	3,013	24	14
Shares Redeemed	(5,057)	(41,504)	—	(68)
Net Increase (Decrease) in Class I Shares Outstanding	(3,505)	(36,799)	24	(36)
Class P:
Shares Subscribed	—	10	—	—
Shares Issued on Distributions Reinvested	— #	1	—	—
Shares Redeemed	(13)	(26)	—	—
Net Decrease in Class P Shares Outstanding	(13)	(15)	—	—

#                 Shares are less than 500.

90	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets

	Municipal Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$8,154	$29,697
Net Realized Loss	(18,507)	(99,370)
Net Change in Unrealized Appreciation (Depreciation)	6,487	102,076
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,866)	32,403
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(8,169)	(32,166)
Class P:
Net Investment Income	(489)	(1,676)
Class H:
Net Investment Income	(141)	(311)
Class L:
Net Investment Income	(1,351)	(850)
Total Distributions	(10,150)	(35,003)
Capital Share Transactions:(1)
Class I:
Subscribed	37,337	75,328
Distributions Reinvested	7,649	30,569
Redeemed	(200,664)	(725,433)
Class P:
Subscribed	2,959	6,347
Distributions Reinvested	456	1,608
Redeemed	(9,459)	(34,566)
Class H:
Subscribed	3,017	1,767
Distributions Reinvested	137	303
Redeemed	(720)	(4,549)
Class L:
Subscribed	58,844	44,047
Distributions Reinvested	1,321	849
Redeemed	(20,546)	(13,361)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(119,669)	(617,091)
Redemption Fees	—	— @
Total Decrease in Net Assets	(133,685)	(619,691)
Net Assets:
Beginning of Period	531,372	1,151,063
End of Period	$397,687	$531,372
Undistributed Net Investment Income Included in End of Period Net Assets	$1,241	$3,237

The accompanying notes are an integral part of the financial statements.	91

2010 Semi-Annual Report

March 31, 2010

Statements of Changes in Net Assets (cont’d)

	Municipal Portfolio
	Six Months Ended March 31, 2010 (unaudited) (000)	Year Ended September 30, 2009 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,148	6,661
Shares Issued on Distributions Reinvested	646	2,727
Shares Redeemed	(16,994)	(64,874)
Net Decrease in Class I Shares Outstanding	(13,200)	(55,486)
Class P:
Shares Subscribed	251	557
Shares Issued on Distributions Reinvested	38	143
Shares Redeemed	(801)	(3,084)
Net Decrease in Class P Shares Outstanding	(512)	(2,384)
Class H:
Shares Subscribed	255	154
Shares Issued on Distributions Reinvested	12	27
Shares Redeemed	(61)	(420)
Net Increase (Decrease) in Class H Shares Outstanding	206	(239)
Class L:
Shares Subscribed	4,990	3,786
Shares Issued on Distributions Reinvested	112	75
Shares Redeemed	(1,743)	(1,177)
Net Increase in Class L Shares Outstanding	3,359	2,684

@            Amount is less than $500.

92	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Balanced Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$11.66		$11.87		$14.69	$12.63		$11.95	$10.90
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.16		0.38	0.32		0.25	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.73		0.17		(2.84)	2.00		0.72	1.09
Total from Investment Operations	0.83		0.33		(2.46)	2.32		0.97	1.33
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.54)		(0.36)	(0.26)		(0.29)	(0.28)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$12.32		$11.66		$11.87	$14.69		$12.63	$11.95
Total Return++	7.14	%#€	3.45	%¥	(17.02)%	18.57%		8.21%	12.33%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,920		$45,567		$40,799	$310,886		$256,754	$236,730
Ratio of Expenses to Average Net Assets (1)	0.89	%*+	0.67	%+	0.57%+	0.61	%+	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets (1)	1.75	%*+	1.56	%+	2.66%+	2.35	%+	2.02%	2.11%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.04%		0.05%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	90	%#	171%		148%	60%		71%	111%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.58%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		2.65%+	N/A		N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
€

Performance was positively impacted by approximately 0.09% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 7.05%.

¥

Performance was positively impacted by approximately 0.79% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.66%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	93

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Balanced Portfolio

	Investment Class
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$11.64		$11.85		$14.67	$12.61		$11.93	$10.89
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.14		0.35	0.30		0.23	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.74		0.17		(2.83)	2.00		0.72	1.08
Total from Investment Operations	0.83		0.31		(2.48)	2.30		0.95	1.30
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.52)		(0.34)	(0.24)		(0.27)	(0.26)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$12.31		$11.64		$11.85	$14.67		$12.61	$11.93
Total Return++	7.16	%#€	3.30	%¥	(17.17)%	18.43%		8.07%	12.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,133		$4,649		$4,141	$5,103		$4,102	$3,706
Ratio of Expenses to Average Net Assets	1.05	%*+	0.87	%+	0.79%+	0.76	%+	0.75%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.49	%*+	1.35	%+	2.50%+	2.21	%+	1.87%	1.95%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.04%		0.05%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	90	%#	171%		148%	60%		71%	111%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
€

Performance was positively impacted by approximately 0.09% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Investment Class shares would have been approximately 7.07%.

¥

Performance was positively impacted by approximately 0.80% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Investment Class shares would have been approximately 2.50%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

94	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Balanced Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$11.63		$11.84		$14.66	$12.61		$11.93	$10.88
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.13		0.32	0.29		0.22	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.73		0.17		(2.81)	1.98		0.72	1.08
Total from Investment Operations	0.81		0.30		(2.49)	2.27		0.94	1.30
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.51)		(0.33)	(0.22)		(0.26)	(0.25)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$12.29		$11.63		$11.84	$14.66		$12.61	$11.93
Total Return++	7.02	%#€	3.15	%¥	(17.26)%	18.23%		7.96%	12.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,101		$18,290		$32,398	$31,183		$36,870	$37,863
Ratio of Expenses to Average Net Assets (1)	1.15	%*+	1.03	%+	0.90%+	0.87	%+	0.85%	0.87%
Ratio of Net Investment Income to Average Net Assets (1)	1.41	%*+	1.27	%+	2.35%+	2.11	%+	1.77%	1.90%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.04%		0.06%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	90	%#	171%		148%	60%		71%	111%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.08	%+	0.91%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		1.22	%+	2.34%+	N/A		N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
€

Performance was positively impacted by approximately 0.09% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 6.93%.

¥

Performance was positively impacted by approximately 0.80% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 2.35%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	95

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$26.96		$23.99		$33.68		$25.21		$23.54	$18.52
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.03		0.05	^	0.17		0.09	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	3.06		2.94		(9.58)		8.42		1.58	5.05
Total from Investment Operations	3.07		2.97		(9.53)		8.59		1.67	5.02
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		—		(0.16)		(0.12)		—	—
Redemption Fees	—		0.00	‡	0.00	‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$30.02		$26.96		$23.99		$33.68		$25.21	$23.54
Total Return++	11.38	%#	12.38	%¥	(28.42	)%^	34.24%		7.05%^^	27.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,416,308		$2,005,809		$1,609,506		$1,647,326		$1,001,395	$755,313
Ratio of Expenses to Average Net Assets	0.66	%*+	0.69	%+	0.63	%+	0.63	%+	0.63%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09	%*+	0.16	%+	0.17	%+	0.57	%+	0.37%	(0.12)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	11	%#	27%		37%		64%		65%	115%

†	Per share amount is based on average shares outstanding.
^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on the total return for Class I.

‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
¥

Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 12.34%.

#	Not Annualized
^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return for Class I would have been 7.09%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

96	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Mid Cap Growth Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$26.15		$23.33		$32.78		$24.54		$22.97	$18.12
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.02)		(0.02	)^	0.09		0.03	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	2.96		2.84		(9.34)		8.20		1.54	4.93
Total from Investment Operations	2.94		2.82		(9.36)		8.29		1.57	4.85
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		(0.05)		—	—
Redemption Fees	—		0.00	‡	0.00	‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$29.09		$26.15		$23.33		$32.78		$24.54	$22.97
Total Return++	11.24	%#	12.04	%¥	(28.59	)%^	33.89%		6.79%^^	26.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,932,208		$1,567,302		$1,236,945		$1,520,096		$1,020,611	$936,566
Ratio of Expenses to Average Net Assets (1)	0.91	%*+	0.96	%+	0.88	%+	0.88	%+	0.88%	0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.17	)%*+	(0.11	)%+	(0.07	)%+	0.31	%+	0.10%	(0.37)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	11	%#	27%		37%		64%		65%	115%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.89	%+	N/A		N/A	N/A
Net Investment Loss to Average Net Assets	N/A		N/A		(0.08	)%+	N/A		N/A	N/A

†	Per share amount is based on average shares outstanding.
^

During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on the total return for Class P.

‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
¥

Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 12.00%.

#	Not Annualized
^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return for Class P would have been 6.84%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	97

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008		2007		2006	2005
Net Asset Value, Beginning of Period	$28.02		$28.95	$36.46		$29.09		$25.65	$21.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.31	0.28		0.27		0.20	0.11
Net Realized and Unrealized Gain (Loss) on Investments	3.80		(0.93)	(7.54)		7.32		3.44	4.50
Total from Investment Operations	3.96		(0.62)	(7.26)		7.59		3.64	4.61
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.31)	(0.25)		(0.22)		(0.20)	(0.09)
Redemption Fees	—		0.00 ‡	0.00	‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$31.72		$28.02	$28.95		$36.46		$29.09	$25.65
Total Return++	14.24	%#€	(1.65)%¥	(20.07)%		26.19%		14.27%	21.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$112,419		$97,897	$107,988		$151,610		$118,005	$128,084
Ratio of Expenses to Average Net Assets (1)	0.95	%*+	1.00%+	0.89	%+	0.89	%+	0.90%	0.87%
Ratio of Net Investment Income to Average Net Assets (1)	1.11	%*+	1.41%+	0.84	%+	0.80	%+	0.74%	0.49%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	28	%#	75%	64%		87%		66%	72%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	0.89	%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A	0.84	%+	N/A		N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
€

Performance was positively impacted by approximately 0.72% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 13.52%.

¥

Performance was positively impacted by approximately 1.16% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately (2.81)%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

98	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

U.S. Mid Cap Value Portfolio

	Investment Class
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$27.86		$28.77	$36.27	$28.94		$25.51	$21.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.27	0.24	0.22		0.13	0.08
Net Realized and Unrealized Gain (Loss) on Investments	3.78		(0.90)	(7.50)	7.27		3.46	4.47
Total from Investment Operations	3.92		(0.63)	(7.26)	7.49		3.59	4.55
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.28)	(0.24)	(0.16)		(0.16)	(0.04)
Redemption Fees	—		0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$31.55		$27.86	$28.77	$36.27		$28.94	$25.51
Total Return++	14.15	%#€	(1.76)%¥	(20.18)%	26.01%		14.10%	21.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,981		$4,999	$4,080	$3,649		$2,588	$5,611
Ratio of Expenses to Average Net Assets	1.10	%*+	1.11%+	1.03%+	1.04	%+	1.05%	1.02%
Ratio of Net Investment Income to Average Net Assets	0.96	%*+	1.25%+	0.73%+	0.66	%+	0.50%	0.33%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	28	%#	75%	64%	87%		66%	72%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
€

Performance was positively impacted by approximately 0.72% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Investment Class shares would have been approximately 13.43%.

¥

Performance was positively impacted by approximately 1.16% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Investment Class shares would have been approximately (2.92)%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	99

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$27.71		$28.65	$36.26	$28.94		$25.48	$20.99
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.26	0.20	0.19		0.13	0.04
Net Realized and Unrealized Gain (Loss) on Investments	3.76		(0.93)	(7.61)	7.28		3.43	4.47
Total from Investment Operations	3.88		(0.67)	(7.41)	7.47		3.56	4.51
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.27)	(0.20)	(0.15)		(0.10)	(0.02)
Redemption Fees	—		0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$31.39		$27.71	$28.65	$36.26		$28.94	$25.48
Total Return++	14.07	%#€	(2.28)%¥	(20.29)%	25.87%		14.02%	21.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,883		$29,445	$23,190	$17,661		$13,144	$25,943
Ratio of Expenses to Average Net Assets	1.20	%*+	1.26%+	1.15%+	1.14	%+	1.15%	1.12%
Ratio of Net Investment Income to Average Net Assets	0.86	%*+	1.21%+	0.61%+	0.56	%+	0.48%	0.18%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	28	%#	75%	64%	87%		66%	72%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
€

Performance was positively impacted by approximately 0.72% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 13.35%.

¥

Performance was positively impacted by approximately 1.16% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately (3.44)%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

100	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

U.S. Small Cap Value Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$20.11		$21.19	$28.19	$26.22	$24.41	$22.26
Income (Loss) from Investment Operations:
Net Investment Income†	0.01		0.04	0.06	0.06	0.09	0.30
Net Realized and Unrealized Gain (Loss) on Investments	3.08		(0.13)	(3.82)	4.89	3.04	3.93
Total from Investment Operations	3.09		(0.09)	(3.76)	4.95	3.13	4.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)	(0.06)	(0.08)	(0.17)	(0.01)
Net Realized Gain	—		(0.80)	(3.18)	(2.90)	(1.15)	(2.07)
Total Distributions	—		(0.99)	(3.24)	(2.98)	(1.32)	(2.08)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$23.20		$20.11	$21.19	$28.19	$26.22	$24.41
Total Return++	15.37	%#¥	1.09%	(14.34)%	19.74%	13.42%	19.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$660,106		$527,715	$651,226	$810,194	$716,208	$355,671
Ratio of Expenses to Average Net Assets	0.79	%*+	0.86%+	0.80%+	0.84%+	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets	0.05	%*+	0.25%+	0.28%+	0.23%+	0.35%	1.29%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00%§	N/A	N/A
Portfolio Turnover Rate	15	%#	53%	56%	46%	51%	61%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
¥

Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 15.27%.

*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	101

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

U.S. Small Cap Value Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$19.97		$21.05	$28.03	$26.09		$24.29	$22.20
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.04)	0.01	0.00	‡	0.02	0.24
Net Realized and Unrealized Gain (Loss) on Investments	3.06		(0.09)	(3.81)	4.86		3.04	3.92
Total from Investment Operations	3.04		(0.13)	(3.80)	4.86		3.06	4.16
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)	0.00 ‡	(0.02)		(0.11)	—
Net Realized Gain	—		(0.80)	(3.18)	(2.90)		(1.15)	(2.07)
Total Distributions	—		(0.95)	(3.18)	(2.92)		(1.26)	(2.07)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$23.01		$19.97	$21.05	$28.03		$26.09	$24.29
Total Return++	15.22	%#¥	0.81%	(14.58)%	19.45%		13.13%	19.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$168,427		$110,638	$70,699	$59,519		$26,428	$25,860
Ratio of Expenses to Average Net Assets (1)	1.04	%*+	1.12%+	1.05%+	1.09	%+	1.06%	1.07%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.19	)%*+	(0.26)%+	0.02%+	(0.01	)%+	0.08%	1.06%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	15	%#	53%	56%	46%		51%	61%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.06%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A	0.02%+	N/A		N/A	N/A

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

¥                 Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 15.12%.

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

102	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Value Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$12.95		$13.12	$18.46		$18.67	$17.89	$16.44
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.22	0.33	^	0.35	0.37	0.33
Net Realized and Unrealized Gain (Loss) on Investments	1.41		(0.07)	(4.26)		1.60	2.11	1.40
Total from Investment Operations	1.51		0.15	(3.93)		1.95	2.48	1.73
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.32)	(0.35)		(0.37)	(0.38)	(0.28)
Net Realized Gain	—		—	(1.06)		(1.79)	(1.32)	—
Total Distributions	(0.08)		(0.32)	(1.41)		(2.16)	(1.70)	(0.28)
Redemption Fees	—		0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$14.38		$12.95	$13.12		$18.46	$18.67	$17.89
Total Return++	11.72	%#€	1.78%¥	(22.51	)%^	10.95%	14.68%	10.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104,692		$71,536	$80,633		$285,533	$307,331	$293,426
Ratio of Expenses to Average Net Assets	0.72	%*+	0.73%+	0.65	%+	0.63%+	0.65%	0.60%
Ratio of Net Investment Income to Average Net Assets	1.46	%*+	2.11%+	2.09	%+	1.90%+	2.07%	1.88%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	15	%#	48%	13%		28%	26%	38%

†                  Per share amount is based on average shares outstanding.

^                  During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and 0.02% on the total return for Class I.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

€                  Performance was positively impacted by approximately 0.39% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 11.33%.

¥                 Performance was positively impacted by approximately 5.35% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately (3.57)%.

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	103

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Value Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$12.93		$13.11	$18.43		$18.64	$17.86	$16.42
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.19	0.29	^	0.31	0.33	0.29
Net Realized and Unrealized Gain (Loss) on Investments	1.41		(0.08)	(4.24)		1.60	2.10	1.38
Total from Investment Operations	1.49		0.11	(3.95)		1.91	2.43	1.67
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.29)	(0.31)		(0.33)	(0.33)	(0.23)
Net Realized Gain	—		—	(1.06)		(1.79)	(1.32)	—
Total Distributions	(0.06)		(0.29)	(1.37)		(2.12)	(1.65)	(0.23)
Redemption Fees	—		0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$14.36		$12.93	$13.11		$18.43	$18.64	$17.86
Total Return++	11.61	%#€	1.43%¥	(22.65	)%^	10.69%	14.38%	10.24%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$121,735		$108,524	$103,097		$199,754	$187,718	$1,113,274
Ratio of Expenses to Average Net Assets (1)	0.97	%*+	1.00%+	0.90	%+	0.88%+	0.87%	0.85%
Ratio of Net Investment Income to Average Net Assets (1)	1.22	%*+	1.79%+	1.88	%+	1.65%+	1.84%	1.63%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	15	%#	48%	13%		28%	26%	38%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	0.91	%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A	1.87	%+	N/A	N/A	N/A

†                  Per share amount is based on average shares outstanding.

^                  During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of $0.01 on net investment income per share and 0.02% on total returns for Class P.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

€                  Performance was positively impacted by approximately 0.39% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 11.22%.

¥                 Performance was positively impacted by approximately 5.33% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately (3.90)%.

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

104	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.49		$9.18		$10.77	$10.80	$11.09	$11.26
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.34		0.53	0.52	0.40	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.57		(1.60)	(0.02)	0.00 ‡	0.07
Total from Investment Operations	0.24		0.91		(1.07)	0.50	0.40	0.47
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.60)		(0.52)	(0.53)	(0.57)	(0.45)
Net Realized Gain	—		—		—	—	(0.12)	(0.19)
Total Distributions	(0.17)		(0.60)		(0.52)	(0.53)	(0.69)	(0.64)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$9.56		$9.49		$9.18	$10.77	$10.80	$11.09
Total Return++	2.59	%#	10.41%		(10.40)%	4.76%	3.79%	4.35%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$82,536		$93,768		$186,305	$308,111	$299,997	$220,350
Ratio of Expenses to Average Net Assets (1)	0.49	%*+	0.50	%+	0.49%+	0.49%+	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	3.38	%*+	3.73	%+	5.11%+	4.83%+	3.71%	3.62%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.01%	N/A	N/A
Portfolio Turnover Rate	127	%#	437%		306%	107%	139%	236%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.63	%*+	0.61	%+	0.53%+	0.54%+	0.56%	0.53%
Net Investment Income to Average Net Assets	3.24	%*+	3.62	%+	5.07%+	4.78%+	3.65%	3.59%

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

The accompanying notes are an integral part of the financial statements.	105

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Core Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.53		$9.12		$10.71	$10.74	$11.03	$11.21
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.31		0.50	0.49	0.37	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.58		(1.60)	(0.02)	0.01	0.06
Total from Investment Operations	0.23		0.89		(1.10)	0.47	0.38	0.43
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.48)		(0.49)	(0.50)	(0.55)	(0.42)
Net Realized Gain	—		—		—	—	(0.12)	(0.19)
Total Distributions	(0.16)		(0.48)		(0.49)	(0.50)	(0.67)	(0.61)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$9.60		$9.53		$9.12	$10.71	$10.74	$11.03
Total Return++	2.55	%#	10.10%		(10.68)%	4.53%	3.55%	4.01%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$198		$214		$487	$11,805	$9,812	$9,954
Ratio of Expenses to Average Net Assets (1)	0.74	%*+	0.75	%+	0.74%+	0.74%+	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets (1)	3.12	%*+	3.48	%+	4.87%+	4.58%+	3.43%	3.37%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.01%	N/A	N/A
Portfolio Turnover Rate	127	%#	437%		306%	107%	139%	236%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.88	%*+	0.86	%+	0.78%+	0.79%+	0.81%	0.78%
Net Investment Income to Average Net Assets	2.98	%*+	3.37	%+	4.84%+	4.54%+	3.37%	3.34%

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

106	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.41		$9.41		$11.40	$11.52		$11.69	$11.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.41		0.66	0.58		0.48	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.27		(2.10)	(0.05)		(0.02)	0.08
Total from Investment Operations	0.29		0.68		(1.44)	0.53		0.46	0.55
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.68)		(0.55)	(0.65)		(0.63)	(0.55)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.53		$9.41		$9.41	$11.40		$11.52	$11.69
Total Return++	3.20	%#	7.56%		(13.07)%	4.77%		4.13%	4.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$824,972		$797,788		$1,210,286	$2,367,043		$2,314,052	$2,102,609
Ratio of Expenses to Average Net Assets (1)	0.50	%*+	0.49	%+	0.45%+	0.44	%+	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets (1)	3.63	%*+	4.56	%+	6.13%+	5.10	%+	4.24%	4.04%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	129	%#	402%		320%	139%		142%	180%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.50	%+	0.45%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		4.55	%+	6.13%+	N/A		N/A	N/A

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	107

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Core Plus Fixed Income Portfolio

	Investment Class
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.41		$9.41		$11.39	$11.52		$11.68	$11.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.39		0.64	0.56		0.45	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.27		(2.09)	(0.06)		0.00 ‡	0.07
Total from Investment Operations	0.27		0.66		(1.45)	0.50		0.45	0.52
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.66)		(0.53)	(0.63)		(0.61)	(0.53)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.52		$9.41		$9.41	$11.39		$11.52	$11.68
Total Return++	3.02	%#	7.40%		(13.12)%	4.52%		4.04%	4.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$102,198		$114,616		$123,610	$150,671		$142,990	$310,592
Ratio of Expenses to Average Net Assets	0.65	%*+	0.65	%+	0.60%+	0.59	%+	0.59%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.49	%*+	4.31	%+	5.97%+	4.97	%+	3.96%	3.89%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	129	%#	402%		320%	139%		142%	180%

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

108	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Core Plus Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.40		$9.40		$11.38	$11.50		$11.67	$11.68
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.41		0.63	0.55		0.46	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.24		(2.09)	(0.05)		(0.03)	0.07
Total from Investment Operations	0.27		0.65		(1.46)	0.50		0.43	0.51
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.65)		(0.52)	(0.62)		(0.60)	(0.52)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.53		$9.40		$9.40	$11.38		$11.50	$11.67
Total Return++	2.96	%#	7.26%		(13.23)%	4.42%		3.97%	4.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,904		$6,442		$97,823	$137,733		$126,683	$112,716
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.73	%+	0.70%+	0.69	%+	0.69%	0.70%
Ratio of Net Investment Income to Average Net Assets (1)	3.39	%*+	4.56	%+	5.87%+	4.84	%+	4.00%	3.79%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	129	%#	402%		320%	139%		142%	180%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.70%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		5.87%+	N/A		N/A	N/A

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	109

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Intermediate Duration Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.48		$8.93	$10.16	$10.17	$10.22	$10.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.23	0.43	0.48	0.42	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.59	(1.15)	0.01	(0.08)	(0.16)
Total from Investment Operations	0.21		0.82	(0.72)	0.49	0.34	0.21
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.27)	(0.51)	(0.50)	(0.39)	(0.36)
Net Realized Gain	—		—	—	—	—	(0.03)
Total Distributions	(0.16)		(0.27)	(0.51)	(0.50)	(0.39)	(0.39)
Net Asset Value, End of Period	$9.53		$9.48	$8.93	$10.16	$10.17	$10.22
Total Return++	2.24	%#	9.31%	(7.29)%	4.87%	3.33%	2.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$134		$131	$3,476	$7,015	$8,823	$9,393
Ratio of Expenses to Average Net Assets (1)	0.57	%*+	0.55%+	0.52%+	0.54%+	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	2.82	%*+	2.53%+	4.36%+	4.71%+	4.20%	3.59%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.02%	0.00%§	N/A	N/A
Portfolio Turnover Rate	63	%#	188%	61%	89%	70%	146%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	0.52%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A	4.36%+	N/A	N/A	N/A

†                  Per share amount is based on average shares outstanding.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

110	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Intermediate Duration Portfolio

	Investment Class
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.45		$8.90	$10.12	$10.13	$10.19	$10.37
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.21	0.41	0.46	0.39	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.60	(1.14)	0.02	(0.07)	(0.13)
Total from Investment Operations	0.20		0.81	(0.73)	0.48	0.32	0.20
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.26)	(0.49)	(0.49)	(0.38)	(0.35)
Net Realized Gain	—		—	—	—	—	(0.03)
Total Distributions	(0.15)		(0.26)	(0.49)	(0.49)	(0.38)	(0.38)
Net Asset Value, End of Period	$9.50		$9.45	$8.90	$10.12	$10.13	$10.19
Total Return++	2.28	%#	9.19%	(7.54)%	4.84%	3.19%	1.99%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$101,405		$139,508	$132,146	$145,739	$136,198	$304,844
Ratio of Expenses to Average Net Assets	0.72	%*+	0.70%+	0.67%+	0.69%+	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets	2.70	%*+	2.34%+	4.23%+	4.58%+	3.87%	3.22%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.02%	0.01%	N/A	N/A
Portfolio Turnover Rate	63	%#	188%	61%	89%	70%	146%

†                  Per share amount is based on average shares outstanding.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	111

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

International Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$10.30		$10.54	$10.97		$10.35	$10.81	$11.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.26	0.33		0.28	0.21	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		1.11	0.05		0.61	(0.11)	0.01
Total from Investment Operations	(0.03)		1.37	0.38		0.89	0.10	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.73)		(1.49)	(0.79)		(0.22)	(0.51)	(0.69)
Net Realized Gain	—		(0.12)	(0.02)		(0.05)	(0.05)	—
Total Distributions	(0.73)		(1.61)	(0.81)		(0.27)	(0.56)	(0.69)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	—	—	—
Net Asset Value, End of Period	$9.54		$10.30	$10.54		$10.97	$10.35	$10.81
Total Return++	(0.30	)%#	13.74%	3.50%		8.76%	1.12%	1.81%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,048		$30,431	$185,413		$213,392	$195,659	$157,911
Ratio of Expenses to Average Net Assets (1)	1.24	%*+	0.72%+	0.60	%+	0.60%+	0.60%	0.55%
Ratio of Net Investment Income to Average Net Assets (1)	2.35	%*+	2.63%+	2.95	%+	2.66%+	2.02%	2.17%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	31	%#	155%	74%		82%	69%	38%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	0.61	%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A	2.94	%+	N/A	N/A	N/A

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

112	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

International Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,		Period from September 28, 2007^ to
Selected Per Share Data and Ratios	(unaudited)		2009	2008	September 30, 2007
Net Asset Value, Beginning of Period	$10.40		$10.64	$11.08	$10.97
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.24	0.30	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		1.10	0.05	0.11
Total from Investment Operations	(0.04)		1.34	0.35	0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.72)		(1.46)	(0.77)	—
Net Realized Gain	—		(0.12)	(0.02)	—
Total Distributions	(0.72)		(1.58)	(0.79)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$9.64		$10.40	$10.64	$11.08
Total Return++	(0.42	)%#	13.23%	4.31%	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$807		$821	$1,174	$1,236
Ratio of Expenses to Average Net Assets	1.51	%*+	0.96%+	0.85%+	1.45	%*+
Ratio of Net Investment Income to Average Net Assets	2.05	%*+	2.40%+	2.67%+	1.39	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.03	%*§
Portfolio Turnover Rate	31	%#	155%	74%	82	%#

^                  Commencement of Operations

‡                  Amount is less than $0.005 per share.

†                  Per share amount is based on average shares outstanding.

++          Calculated based on the net asset value as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	113

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

International Fixed Income Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009	Period from January 2, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$10.36		$10.55	$10.89
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.24	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		1.10	(0.36)
Total from Investment Operations	(0.04)		1.34	(0.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.72)		(1.41)	(0.05)
Net Realized Gain	—		(0.12)	—
Total Distributions	(0.72)		(1.53)	(0.05)
Redemption Fees	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.60		$10.36	$10.55
Total Return++	(0.52	)%#	13.47%	(2.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$113		$120	$120
Ratio of Expenses to Average Net Assets	1.52	%*+	0.95%+	2.69	%*+
Ratio of Net Investment Income to Average Net Assets	2.05	%*+	2.44%+	0.88	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%*§
Portfolio Turnover Rate	31	%#	155%	74	%#

^                  Commencement of Operations

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

114	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

International Fixed Income Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009	Period from June 16, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$10.36		$10.62	$10.94
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.22	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		1.09	(0.39)
Total from Investment Operations	(0.05)		1.31	(0.32)
Distributions from and/or in Excess of:
Net Investment Income	(0.71)		(1.45)	—
Net Realized Gain	—		(0.12)	—
Total Distributions	(0.71)		(1.57)	—
Redemption Fees	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.60		$10.36	$10.62
Total Return++	(0.53	)%#	13.04%	(2.93	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$172		$181	$110
Ratio of Expenses to Average Net Assets	1.77	%*+	1.19%+	1.16	%*+
Ratio of Net Investment Income to Average Net Assets	1.80	%*+	2.17%+	2.29	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%*§
Portfolio Turnover Rate	31	%#	155%	74	%#

^                  Commencement of Operations

†                  Per share amount is based on average shares outstanding.

‡                  Amount is less than $0.005 per share.

++          Calculated based on the net asset as of the last business day of the period.

#                 Not Annualized

*                 Annualized

+                 The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                 Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	115

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.75		$9.61	$11.15	$11.22		$11.42	$11.57
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.31	0.55	0.52		0.41	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.10		0.38	(1.57)	0.01		(0.00)‡	0.06
Total from Investment Operations	0.26		0.69	(1.02)	0.53		0.41	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.55)	(0.52)	(0.60)		(0.56)	(0.49)
Net Realized Gain	—		—	—	—		(0.05)	(0.14)
Total Distributions	(0.24)		(0.55)	(0.52)	(0.60)		(0.61)	(0.63)
Redemption Fees	—		0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.77		$9.75	$9.61	$11.15		$11.22	$11.42
Total Return++	2.74	%#	7.46%	(9.37)%	4.82%		3.65%	4.39%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,931		$140,890	$316,894	$519,504		$525,680	$499,534
Ratio of Expenses to Average Net Assets	0.67	%*+	0.56%+	0.52%+	0.50	%+	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.26	%*+	3.30%+	5.18%+	4.74	%+	3.66%	3.67%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	159	%#	545%	325%	124%		154%	240%

†                       Per share amount is based on average shares outstanding.

‡                       Amount is less than $0.005 per share.

++               Calculated based on the net asset value as of the last business day of the period.

#                      Not Annualized

*                      Annualized

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

116	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$9.74		$9.60		$11.14	$11.21		$11.42	$11.56
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.30		0.53	0.51		0.39	0.41
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.38		(1.57)	0.00	‡	(0.01)	0.06
Total from Investment Operations	0.26		0.68		(1.04)	0.51		0.38	0.47
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.54)		(0.50)	(0.58)		(0.54)	(0.47)
Net Realized Gain	—		—		—	—		(0.05)	(0.14)
Total Distributions	(0.24)		(0.54)		(0.50)	(0.58)		(0.59)	(0.61)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$9.76		$9.74		$9.60	$11.14		$11.21	$11.42
Total Return++	2.66	%#	7.44%		(9.60)%	4.56%		3.59%	4.23%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$603		$611		$842	$1,177		$778	$1,190
Ratio of Expenses to Average Net Assets (1)	0.82	%*+	0.69	%+	0.67%+	0.65	%+	0.65%	0.65%
Ratio of Net Investment Income to Average Net Assets (1)	3.09	%*+	3.19	%+	5.01%+	4.59	%+	3.46%	3.55%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	159	%#	545%		325%	124%		154%	240%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.92	%*+	0.79	%+	0.77%+	0.75	%+	0.75%	0.75%
Net Investment Income to Average Net Assets	2.99	%*+	3.09	%+	4.91%+	4.49	%+	3.36%	3.45%

†                       Per share amount is based on average shares outstanding.

‡                       Amount is less than $0.005 per share.

++               Calculated based on the net asset value as of the last business day of the period.

#                      Not Annualized

*                      Annualized

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	117

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Investment Grade Fixed Income Portfolio

			Class H
Selected Per Share Data and Ratios	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009	Period from January 2, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$9.74		$9.53	$11.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.10		0.39	(1.68)
Total from Investment Operations	0.25		0.67	(1.47)
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.46)	(0.15)
Redemption Fees	—		0.00 ‡	—
Net Asset Value, End of Period	$9.76		$9.74	$9.53
Total Return++	2.61	%#	7.21%	(13.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$162		$162	$85
Ratio of Expenses to Average Net Assets	0.92	%*+	0.81%+	2.98	%*+
Ratio of Net Investment Income to Average Net Assets	2.99	%*+	2.94%+	2.71	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.01	%*
Portfolio Turnover Rate	159	%#	545%	325	%#

^                       Commencement of Operations

†                       Per share amount is based on average shares outstanding.

‡                       Amount is less than $0.005 per share.

++               Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#                      Not Annualized

*                      Annualized

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

118	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Investment Grade Fixed Income Portfolio

			Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009	Period from June 16, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$9.74		$9.63	$10.12
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.24	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.10		0.41	(0.60)
Total from Investment Operations	0.23		0.65	(0.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.54)	(0.01)
Redemption Fees	—		0.00 ‡	—
Net Asset Value, End of Period	$9.75		$9.74	$9.63
Total Return++	2.41	%#	7.08%	(4.73	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,771		$5,159	$58
Ratio of Expenses to Average Net Assets	1.17	%*+	1.06%+	1.15	%*+
Ratio of Net Investment Income to Average Net Assets	2.74	%*+	2.58%+	4.34	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.01	%*
Portfolio Turnover Rate	159	%#	545%	325	%#

^                       Commencement of Operations

†                       Per share amount is based on average shares outstanding.

‡                       Amount is less than $0.005 per share.

++               Calculated based on the net asset value as of the last business day of the period.

#                      Not Annualized

*                      Annualized

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	119

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007		2006	2005
Net Asset Value, Beginning of Period	$7.68		$8.00		$10.24	$10.34		$10.34	$10.50
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.24		0.49	0.51		0.41	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.01		(0.12)		(2.22)	(0.08)		(0.02)	(0.15)
Total from Investment Operations	0.11		0.12		(1.73)	0.43		0.39	0.15
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.44)		(0.51)	(0.53)		(0.39)	(0.31)
Redemption Fees	—		0.00	‡	—	0.00	‡	—	—
Net Asset Value, End of Period	$7.69		$7.68		$8.00	$10.24		$10.34	$10.34
Total Return++	1.48	%#	1.77%		(17.57)%	4.26%		3.88%	1.44%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$236,078		$262,794		$568,156	$1,058,151		$1,077,967	$1,069,956
Ratio of Expenses to Average Net Assets (1)	0.45	%*+	0.45	%+	0.43%+	0.45	%+	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets (1)	2.50	%*+	3.16	%+	5.22%+	4.94	%+	3.96%	2.92%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	48	%#	110%		20%	56%		64%	66%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.43%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		5.22%+	N/A		N/A	N/A

†                       Per share amount is based on average shares outstanding.

‡                       Amount is less than $0.005 per share.

++               Calculated based on the net asset value as of the last business day of the period.

#                      Not Annualized

*                      Annualized

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

120	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Limited Duration Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,			Period from September 28, 2007^ to
Selected Per Share Data and Ratios	(unaudited)		2009		2008	September 30, 2007
Net Asset Value, Beginning of Period	$7.68		$8.00		$10.24	$10.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.22		0.47	0.00	‡
Net Realized and Unrealized Loss on Investments	0.00	‡	(0.12)		(2.23)	(0.00	)‡
Total from Investment Operations	0.09		0.10		(1.76)	0.00	‡
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.42)		(0.48)	—
Redemption Fees	—		0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$7.68		$7.68		$8.00	$10.24
Total Return++	1.22	%#	1.52%		(17.77)%	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$72		$169		$294	$1,020
Ratio of Expenses to Average Net Assets	0.70	%*+	0.70	%+	0.68%+	0.59	%*+
Ratio of Net Investment Income to Average Net Assets	2.27	%*+	2.87	%+	4.95%+	5.38	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.06	%*
Portfolio Turnover Rate	48	%#	110%		20%	56	%#

^                       Commencement of Operations

†                       Per share amount is based on average shares outstanding.

‡                       Amount is less than $0.005 per share.

++               Calculated based on the net asset value as of the last business day of the period.

#                      Not Annualized

*                      Annualized

+                      The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§                      Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	121

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Long Duration Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,				Period from July 21, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	September 30, 2006
Net Asset Value, Beginning of Period	$11.52		$9.93		$10.33	$10.48	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.26		0.49		0.46	0.49	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		1.66		(0.37)	(0.18)	0.39
Total from Investment Operations	(0.11)		2.15		0.09	0.31	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.56)		(0.49)	(0.43)	—
Net Realized Gain	(0.59)		—		—	(0.03)	—
Total Distributions	(0.91)		(0.56)		(0.49)	(0.46)	—
Net Asset Value, End of Period	$10.50		$11.52		$9.93	$10.33	$10.48
Total Return++	(0.98	)%#	22.19%		0.87%	3.06%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,880		$31,410		$27,438	$25,297	$25,677
Ratio of Expenses to Average Net Assets (1)	0.50	%*+	0.50	%+	0.49%+	0.50%+	0.50	%*
Ratio of Net Investment Income to Average Net Assets (1)	4.75	%*+	4.68	%+	4.44%+	4.73%+	4.66	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	56	%#	80%		63%	49%	7	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.77	%*+	0.80	%+	0.75%+	0.94%+	1.52	%*
Net Investment Income to Average Net Assets	4.48	%*+	4.38	%+	4.18%+	4.29%+	3.64	%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

122	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Long Duration Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,				Period from July 21, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	September 30, 2006
Net Asset Value, Beginning of Period	$11.51		$9.92		$10.32	$10.48	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.46		0.44	0.46	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		1.67		(0.37)	(0.19)	0.39
Total from Investment Operations	(0.12)		2.13		0.07	0.27	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.54)		(0.47)	(0.40)	—
Net Realized Gain	(0.59)		—		—	(0.03)	—
Total Distributions	(0.90)		(0.54)		(0.47)	(0.43)	—
Net Asset Value, End of Period	$10.49		$11.51		$9.92	$10.32	$10.48
Total Return++	(1.11	)%#	21.91%		0.61%	2.72%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$525		$575		$496	$516	$524
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.75	%+	0.74%+	0.75%+	0.75	%*
Ratio of Net Investment Income to Average Net Assets (1)	4.50	%*+	4.43	%+	4.18%+	4.48%+	4.40	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	56	%#	80%		63%	49%	7	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.02	%*+	1.05	%+	1.00%+	1.19%+	1.77	%*
Net Investment Income to Average Net Assets	4.23	%*+	4.13	%+	3.92%+	4.04%+	3.39	%*

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	123

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Municipal Portfolio

	Class I
	Six Months Ended March 31, 2010		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.08		$11.58		$12.82	$12.86	$12.66	$12.66
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.51		0.60	0.49	0.39	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		0.55		(1.24)	(0.01)	0.29	0.02
Total from Investment Operations	(0.05)		1.06		(0.64)	0.48	0.68	0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.56)		(0.55)	(0.52)	(0.48)	(0.42)
Net Realized Gain	—		—		(0.05)	—	—	—
Total Distributions	(0.27)		(0.56)		(0.60)	(0.52)	(0.48)	(0.42)
Redemption Fees	—		0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$11.76		$12.08		$11.58	$12.82	$12.86	$12.66
Total Return++	(0.41	)%#	9.65%		(5.24)%	3.76%	5.53%	3.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$282,214		$449,459		$1,073,173	$936,633	$662,162	$509,039
Ratio of Expenses to Average Net Assets (1)	0.50	%*+	0.50	%+	0.49%+	0.50%+	0.49%	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	3.75	%*+	4.46	%+	4.80%+	3.80%+	3.09%	3.12%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.00%§	N/A	N/A
Portfolio Turnover Rate	5	%#	5%		43%	29%	43%	34%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.59	%*+	0.52	%+	0.50%+	N/A	N/A	N/A
Net Investment Income to Average Net Assets	3.66	%*+	4.44	%+	4.79%+	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

124	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Municipal Portfolio

	Class P
	Six Months Ended March 31, 2010		Year Ended September 30,			Period from June 20, 2007^ to
Selected Per Share Data and Ratios	(unaudited)		2009		2008	September 30, 2007
Net Asset Value, Beginning of Period	$12.08		$11.58		$12.82	$12.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.48		0.57	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.28)		0.55		(1.24)	0.02
Total from Investment Operations	(0.07)		1.03		(0.67)	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.53)		(0.52)	(0.13)
Net Realized Gain	—		—		(0.05)	—
Total Distributions	(0.25)		(0.53)		(0.57)	(0.13)
Redemption Fees	—		0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$11.76		$12.08		$11.58	$12.82
Total Return++	(0.54	)%#	9.36%		(5.44)%	2.02	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,535		$25,228		$51,780	$9,945
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.75	%+	0.74%+	0.73	%*+
Ratio of Net Investment Income to Average Net Assets (1)	3.50	%*+	4.20	%+	4.58%+	6.66	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.02	%*
Portfolio Turnover Rate	5	%#	5%		43%	29	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.83	%*+	0.78	%+	0.76%+	0.99	%*+
Net Investment Income to Average Net Assets	3.42	%*+	4.17	%+	4.56%+	6.41	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	125

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Municipal Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009		Period from January 2, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$12.09		$11.58		$12.70
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.48		0.42
Net Realized and Unrealized Gain (Loss) on Investments	(0.28)		0.56		(1.20)
Total from Investment Operations	(0.07)		1.04		(0.78)
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.53)		(0.34)
Redemption Fees	—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.76		$12.09		$11.58
Total Return++	(0.53	)%#	9.36%		(6.31	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,336		$6,083		$8,593
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.75	%+	0.80	%*+
Ratio of Net Investment Income to Average Net Assets (1)	3.51	%*+	4.18	%+	4.56	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01	%*
Portfolio Turnover Rate	5	%#	5%		43	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.83	%*+	0.81	%+	0.79	%*+
Net Investment Income to Average Net Assets	3.43	%*+	4.12	%+	4.55	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

126	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

March 31, 2010

Financial Highlights

Municipal Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009		Period from June 16, 2008^ to September 30, 2008
Net Asset Value, Beginning of Period	$12.05		$11.55		$12.45
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.44		0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.28)		0.57		(0.91)
Total from Investment Operations	(0.09)		1.01		(0.78)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.51)		(0.12)
Redemption Fees	—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.72		$12.05		$11.55
Total Return++	(0.64	)%#	9.04%		(6.33	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$88,602		$50,602		$17,517
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	1.00	%+	0.97	%*+
Ratio of Net Investment Income to Average Net Assets (1)	3.26	%*+	3.84	%+	3.92	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01	%*
Portfolio Turnover Rate	5	%#	5%		43	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.08	%*+	1.03	%+	0.98	%*+
Net Investment Income to Average Net Assets	3.18	%*+	3.81	%+	3.91	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	127

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirteen separate, active portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). All of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act.

The Fund offers up to five different classes of shares for certain Portfolios — Class I shares, Investment Class shares, Class P shares, Class H shares and Class L shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different shareholder service fees as described in Note D.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.              Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Certain Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

(losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

3.              Derivatives: Certain Portfolios may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Investment Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolios’ investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that each Portfolio may use and their associated risks:

Futures. In respect to futures, a Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract in excess of the variation margin reflected as part of “Due from (to) Broker” on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio’s initial investment in such contracts.

Options. In respect to options, a Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument such as a security, currency or index, at an agreed upon price typically in exchange for a premium paid by the Portfolio. A Portfolio may purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

premium paid. Purchased options are reported as part of “Total Investments” on the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase a Portfolio’s exposure to the underlying instrument. Writing a call options tend to decrease a Portfolio’s exposure to the underlying instruments. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

At March 31, 2010, the Portfolio’s did not have any outstanding written options.

Swaps. In respect to swaps, a Portfolio is subject to equity risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero-coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of floating rate investments been rolled over through the life of the swap. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected. When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with “Due from (to) Broker” on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification(TM) (“ASC”) “Balance Sheet” (ASC 210) (formerly known as FIN 39). Offsetting of Amounts Related to Certain Contracts an interpretation of ASC 210-20 (formerly known as APB No. 10 and SFAS 105) and are included within “Swap Agreements, at Value” on the Statement of Assets and Liabilities. For cash collateral received, a Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements on the Statement of Operations.

The Portfolios adopted the provisions of the FASB ASC 815-10, “Derivatives and Hedging” (“ASC 815-10”) (formerly known as SFAS 133-1) and ASC 460-10, “Guarantees” (“ASC 460-10”) (formerly known as FIN 45-4): An Amendment of FASB ASC 815 (formerly known as SFAS 133) and ASC 460 (formerly known as FIN 45), effective November 30, 2008. ASC 815-10 and ASC 460-10 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives. The Portfolios’ use of swaps may include those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Portfolio is the buyer of a

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When a Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Structured Investments. Certain Portfolios also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio’s illiquidity to the extent that a Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Foreign Currency Forward Contracts. In connection with its investments in foreign securities, a Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which a Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain or loss. A Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging a Portfolio’s currency risks involves the risk of mismatching a Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

The Portfolios adopted the provisions of FASB ASC 815, “Derivatives and Hedging: Overall” (“ASC 815”) (formerly known as SFAS 161), effective for the fiscal year ended September 30, 2009. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects on each Portfolio’s financial position and results of operations.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The following table sets forth the fair value of each Portfolio’s derivative contracts by primary risk exposure as of March 31, 2010.

Primary Risk Exposure	Statements of Assets and Liabilities	Foreign Currency Exchange Contracts (000)	Futures Contracts (000)(a)	Swap Agreements (000)
Balanced:
Foreign Currency Contracts Risk	Receivables	$30	$—	$—
Equity Risk	Receivables	—	39	—
Interest Rate Risk	Receivables	—	7	73
Total Receivables		$30	$46	$73
Foreign Currency Contracts Risk	Payables	$36	$—	$—
Equity Risk	Payables	—	13	—
Interest Rate Risk	Payables	—	29	45
Total Payables		$36	$42	$45
Mid Cap Growth:
Foreign Currency Contracts Risk	Payables	$1	$—	$—
Core Fixed Income:
Interest Rate Risk	Receivables	$—	$31	$160
Credit Risk	Payables	$—	$—	$56
Interest Rate Risk	Payables		131	451
Total Payables		$—	$131	$507
Core Plus Fixed Income:
Interest Rate Risk	Receivables	$—	$326	$1,613
Credit Risk	Payables	$—	$—	$301
Interest Rate Risk	Payables	—	1,501	2,759
Total Payables		$—	$1,501	$3,060
Intermediate Duration:
Interest Rate Risk	Receivables	$—	$45	$227
Interest Rate Risk	Payables	$—	$169	$719
International Fixed Income:
Foreign Currency Contracts Risk	Receivables	$157	$—	$—
Interest Rate Risk	Receivables	—	2	—
Total Receivables		$157	$2	$—
Foreign Currency Contracts Risk	Payables	$67	$—	$—
Interest Rate Risk	Payables	—	13	—
Total Payables		$67	$13	$—
Investment Grade Fixed Income:
Interest Rate Risk	Receivables	$—	$31	$233
Credit Risk	Payables	$—	$—	$61
Interest Rate Risk	Payables	—	128	370
Total Payables		$—	$128	$431
Limited Duration:
Interest Rate Risk	Receivables	$—	$163	$265
Interest Rate Risk	Payables	$—	$254	$1,114
Long Duration Fixed Income:
Interest Rate Risk	Receivables	$—	$10	$56
Interest Rate Risk	Payables	$—	$55	$161
Municipal:
Interest Rate Risk	Receivables	$—	$24	$—
Interest Rate Risk	Payables	$—	$393	$—

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2010 in accordance with ASC 815.

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Balanced	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$59
	Equity Risk	Futures Contracts	64
	Interest Rate Risk	Futures Contracts	41
	Interest Rate Risk	Swap Agreements	39
Total			$203

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Balanced	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$(70)
	Equity Risk	Futures Contracts	(7)
	Interest Rate Risk	Futures Contracts	(13)
	Interest Rate Risk	Swap Agreements	9
Total			$(81)

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Mid Cap Growth	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$(334)

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Mid Cap Growth	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$(1)

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Fixed Income	Interest Rate Risk	Futures Contracts	$318
	Credit Risk	Swap Agreements	(10)
	Interest Rate Risk	Swap Agreements	89
Total			$397

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Fixed Income	Interest Rate Risk	Futures Contracts	$(132)
	Interest Rate Risk	Swap Agreements	139
Total			$7

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Plus Fixed Income	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$—	@
	Interest Rate Risk	Futures Contracts	3,456
	Interest Rate Risk	Swap Agreements	(5)
Total			$3,451

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Plus Fixed Income	Interest Rate Risk	Futures Contracts	$(2,041)
	Interest Rate Risk	Swap Agreements	1,848
Total			$(193)

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Intermediate Duration	Interest Rate Risk	Futures Contracts	$723
	Interest Rate Risk	Swap Agreements	129
Total			$852

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Intermediate Duration	Interest Rate Risk	Futures Contracts	$(142)
	Interest Rate Risk	Swap Agreements	176
Total			$34

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
International Fixed Income	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$213
	Interest Rate Risk	Futures Contracts	7
Total			$220

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
International Fixed Income	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$433
	Interest Rate Risk	Futures Contracts	(23)
Total			$410

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Investment Grade Fixed Income	Interest Rate Risk	Futures Contracts	$457
	Credit Risk	Swap Agreements	—	@
	Interest Rate Risk	Swap Agreements	29
Total			$486

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Investment Grade Fixed Income	Interest Rate Risk	Futures Contracts	$(265)
	Interest Rate Risk	Swap Agreements	256
Total			$(9)

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Limited Duration	Interest Rate Risk	Futures Contracts	$(1,141)
	Interest Rate Risk	Swap Agreements	104
Total			$(1,037)

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Limited Duration	Interest Rate Risk	Futures Contracts	$61
	Interest Rate Risk	Swap Agreements	551
Total			$612

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Long Duration Fixed Income	Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$—	@
	Interest Rate Risk	Futures Contracts	2
	Interest Rate Risk	Swap Agreements	34
Total			$36

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Long Duration Fixed Income	Interest Rate Risk	Futures Contracts	$(68)
	Interest Rate Risk	Swap Agreements	32
Total			$(36)

Realized Gain (Loss)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Municipal	Interest Rate Risk	Futures Contracts	$2,044

Change in Unrealized Appreciation (Depreciation)

Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Municipal	Interest Rate Risk	Futures Contracts	$1,008

@ Amount is less than $500.

All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of each respective Portfolio is generally representative of open positions throughout the reporting period.

4.              Short Sales: Each Portfolio may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statements of Operations. A Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio’s records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid, high grade

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

At March 31, 2010, the Portfolios did not have any outstanding short sales.

5.              When Issued/Delayed Delivery Securities: Each Portfolio may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When a Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on a Portfolio’s records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

7.              Redemption Fees: Shares of the U.S. Small Cap Value and International Fixed Income Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading. These fees, if any, are included on the Statements of Changes in Net Assets. Prior to January 31, 2009, shares of the Balanced, Mid Cap Growth, U.S. Mid Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios redeemed within seven days of purchase may be subject to a 2% redemption fee, payable to the Portfolio.

8.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

9.     Other: Security transactions are accounted for on the date the securities are purchased or sold for financial reporting purposes. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends), net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or (losses) are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio’s average daily net assets for the quarter.

Portfolio	Average Daily Net Assets	Advisory Fee
Balanced		0.450%
Mid Cap Growth		0.500
U.S. Mid Cap Value	first $1 billion	0.720
	over $1 billion	0.650
U.S. Small Cap Value	first $500 million	0.670
	next $500 million	0.645
	over $1 billion	0.620
Value	first $1 billion	0.500
	next $1 billion	0.450
	next $1 billion	0.400
	over $3 billion	0.350
Core Fixed Income		0.375
Core Plus Fixed Income	first $1 billion	0.375
	over $1 billion	0.300
Intermediate Duration		0.375
International Fixed Income		0.375
Investment Grade Fixed Income		0.375
Limited Duration		0.300
Long Duration Fixed Income		0.375
Municipal		0.375

With respect to certain portfolios, the Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table below.

	Voluntary Expense Limitations
	Class I	Investment Class	Class P	Class H	Class L
Core Fixed Income	0.500%	0.500%	0.750%	—%	—%
Long Duration Fixed Income	0.500	—	0.750	—	—
Municipal	0.500	—	0.750	0.750	1.000

The following changes to the Voluntary Expense Limitations became effective July 1, 2009. Transfer agent fees for Class H and Class L shares are no longer excluded from the total annual opertating expenses.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended March 31, 2010, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)
Core Fixed Income	$60
Long Duration Fixed Income	41
Municipal	195

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund.

Pursuant to a Shareholder Service Plan, each Portfolio may pay the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares. Pursuant to separate Shareholder Service Plans, each Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a service fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P and Class H shares, respectively. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. The

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Distributor has voluntarily agreed to waive 0.10% of the 0.25% shareholder servicing fee it is entitled to receive from the Class P shares’ average daily net assets for the Investment Grade Fixed Income Portfolio.

In addition, the Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Services Plan, each applicable Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class, Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent. Morgan Stanley Services Company Inc. (“Morgan Stanley Services”) serves as the Fund dividend disbursing and transfer agent. Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G. Portfolio Investment Activity.

1.             Security Transactions: For the six months ended March 31, 2010, purchases and sales of investment securities other than long-term U.S. government securities and short-term investments were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$38,368	$60,355
Mid Cap Growth	778,705	393,432
U.S. Mid Cap Value	39,274	36,464
U.S. Small Cap Value	175,113	99,562
Value	50,170	28,479
Core Fixed Income	83,422	102,846
Core Plus Fixed Income	913,280	1,052,141
Intermediate Duration	16,365	38,776
International Fixed Income	7,139	21,869
Investment Grade Fixed Income	83,984	140,600
Limited Duration	76,919	132,643
Long Duration Fixed Income	5,203	5,929
Municipal	23,027	115,481

For the six months ended March 31, 2010, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$8,334	$10,085
Core Fixed Income	25,177	18,192
Core Plus Fixed Income	266,176	137,393
Intermediate Duration	53,955	67,845
Investment Grade Fixed Income	83,295	82,057
Limited Duration	40,971	15,270
Long Duration Fixed Income	11,370	11,952

2.             Transactions with Affiliates. The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and/or as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio’s transactions in the shares of the Liquidity Funds during the six months ended March 31, 2010 is set forth below:

Portfolio	Market Value September 30, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)		Market Value March 31, 2010 (000)
Balanced	$9,292	$40,285	$42,497	$7		$7,080
Mid Cap Growth	248,144	478,669	486,752	143		240,061
U.S. Mid Cap Value	8,706	24,318	24,183	5		8,841
U.S. Small Cap Value	29,375	118,422	109,979	28		37,818
Value	6,688	50,436	47,356	2		9,768
Core Fixed Income	14,933	115,897	114,814	14		16,016
Core Plus Fixed Income	175,901	1,207,020	1,213,232	153		169,689
Intermediate Duration	2,193	51,400	52,391	2		1,202
International Fixed Income	411	12,737	12,532	2		616
Investment Grade Fixed Income	4,539	87,501	83,078	12		8,962
Limited Duration	—	72,085	69,961	4		2,124
Long Duration Fixed Income	605	5,966	6,241	—	@.	330
Municipal	21,392	115,591	132,848	7		4,135

@ Amount is less than $500.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Portfolios due to its investment in the Liquidity Funds (“Rebate”). For the six months ended March 31, 2010, advisory fees paid were reduced as follows:

Portfolio	Rebate (000)
Balanced	$3
Mid Cap Growth	105
U.S. Mid Cap Value	3
U.S. Small Cap Value	21
Value	6
Core Fixed Income	2
Core Plus Fixed Income	26
Intermediate Duration	2
International Fixed Income	1
Investment Grade Fixed Income	2
Limited Duration	3
Long Duration Fixed Income	—	@
Municipal	7

@ Amount is less than $500.

During the six months ended March 31, 2010, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer:

Portfolio	Broker Commissions (000)
Balanced	$—	@
Mid Cap Growth	15
U.S. Mid Cap Value	4
U.S. Small Cap Value	23
Value	14

@ Amount is less than $500.

H. Securities Lending. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 31, 2010 are as follows:

Portfolio	Value of Loaned Securities (000)	Value of Collateral* (000)
Balanced	$4,945	$3,840
Core Fixed Income	22,247	15,563
Core Plus Fixed Income	243,570	151,833
Investment Grade Fixed Income	11,119	6,983

* Included in these amounts are approximately $1,229,000, $7,032,000, $96,385,000 and $4,336,000 for the Balanced, Core Fixed Income, Core Plus Fixed Income and Investment Grade Fixed Income Portfolios, respectively, which was received in the form of short-term pooled securities, which the Portfolios cannot sell or repledge and accordingly are not reflected in the Portfolios of Investments.

For the six months ended March 31, 2010, the following Portfolios had income from securities lending (after rebates to borrowers and fee paid to securities lending agent):

Portfolio	Net Interest Earned by Portfolio (000)
Balanced	$4
Core Fixed Income	13
Core Plus Fixed Income	145
Investment Grade Fixed Income	10

I. Federal Income Taxes. It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly and those of the Mid Cap Growth, U.S. Mid Cap Value and U.S. Small Cap Value Portfolios which are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

FASB ASC 740-10 “Income Taxes — Overall” (amendment formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended September 30, 2009, remains subject to examination by taxing authorities.

The tax character of the Municipal Portfolio’s ordinary income distributions include tax-exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax-exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 were as follows:

	2009 Distributions Paid From:			2008 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)
Balanced	$3,187	$—	$—	$8,828	$—	$—
Mid Cap Growth	—	—	—	13,214	—	—
U.S. Mid Cap Value	1,643	—	—	1,225	—	—
U.S. Small Cap Value	11,157	—	20,449	33,262	—	67,755
Value	4,138	—	—	11,180	—	27,523
Core Fixed Income	8,979	—	—	14,699	—	—
Core Plus Fixed Income	87,007	—	—	121,587	—	—
Intermediate Duration	3,981	—	—	7,367	—	—
International Fixed Income	9,226	—	706	15,749	—	14
Investment Grade Fixed Income	14,728	—	—	22,876	—	—
Limited Duration	22,807	—	—	47,931	—	—
Long Duration Fixed Income	1,563	—	—	1,297	—	—
Municipal	3,038	31,965	—	14,461	35,112	1,418

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains (losses) on securities, options, swaps, forwards and futures, including Post October losses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign futures transactions, basis adjustments for swap transactions, reclass on realized gain on settle and accrued, basis adjustments for return of capital sold and wash sales adjustments in the following reclassifications among the Portfolios’ components of net assets at September 30, 2009:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Balanced	$128	$(225)	$97
Mid Cap Growth	73	1,820	(1,893)
U.S. Mid Cap Value	—	—	—
U.S. Small Cap Value	3,626	(3,586)	(40)
Value	—	—	—
Core Fixed Income	623	(649)	26
Core Plus Fixed Income	4,523	(4,779)	256
Intermediate Duration	739	(774)	35
International Fixed Income	753	(753)	—
Investment Grade Fixed Income	1,145	(1,186)	41
Limited Duration	3,119	(3,157)	38
Long Duration Fixed Income	163	(170)	7
Municipal	(569)	569	— @

@ Amount is less than $500.

At September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax-Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Balanced	$355	$—	$—
Mid Cap Growth	485	—	—
U.S. Mid Cap Value	838	—	—
U.S. Small Cap Value	—	—	—
Value	338	—	—
Core Fixed Income	796	—	—
Core Plus Fixed Income	7,240	—	—
Intermediate Duration	447	—	—
International Fixed Income	1,840	—	—
Investment Grade Fixed Income	1,729	—	—
Limited Duration	323	—	—
Long Duration Fixed Income	513	—	1,430
Municipal	936	2,144	—

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

At March 31, 2010, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
Balanced	$48,908	$2,143	$(470)	$1,673
Mid Cap Growth	3,908,939	865,924	(401,145)	464,779
U.S. Mid Cap Value	147,818	14,948	(8,073)	6,875
U.S. Small Cap Value	673,877	164,286	(11,016)	153,270
Value	211,397	24,880	(9,985)	14,895
Core Fixed Income	103,543	2,337	(556)	1,781
Core Plus Fixed Income	1,128,364	30,672	(22,501)	8,171
Intermediate Duration	100,335	2,148	(680)	1,468
International Fixed Income	14,570	748	(458)	290
Investment Grade Fixed Income	98,188	2,568	(492)	2,076
Limited Duration	231,895	4,041	(346)	3,695
Long Duration Fixed Income	28,518	1,268	(300)	968
Municipal	386,937	16,357	(6,865)	9,492

At September 30, 2009, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30, (000)
Portfolio	2010	2011	2012	2013
Balanced	$—	$4,609	$—	$—
Mid Cap Growth	128,863	303,325	—	—
U.S. Mid Cap Value	—	135,789	—	—
U.S. Small Cap Value	—	—	—	—
Value	—	—	—	—
Core Fixed Income	—	—	—	—
Core Plus Fixed Income	—	36,930	—	—
Intermediate Duration	—	—	—	673
Investment Grade Fixed Income	—	—	—	—
Limited Duration	—	—	—	8,253
Municipal	—	—	—	—

	Expiration Date September 30, (000)
Portfolio	2014	2015	2016	2017	Total
Balanced	$—	$—	$—	$3,501	$8,110
Mid Cap Growth	—	—	—	70,636	502,824
U.S. Mid Cap Value	—	—	—	8,518	144,307
U.S. Small Cap Value	—	—	—	29,396	29,396
Value	—	—	—	15,103	15,103
Core Fixed Income	489	—	1,081	35,829	37,399
Core Plus Fixed Income	7,135	15,680	5,336	254,264	319,345
Intermediate Duration	1,559	5,324	124	12,431	20,111
Investment Grade Fixed Income	607	12	3,511	51,893	56,023
Limited Duration	8,229	7,068	265	200,864	224,679
Municipal	—	—	—	2,642	2,642

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended September 30, 2009, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Long Duration Fixed Income	$58

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended September 30, 2009, the Portfolio deferred to October 1, 2009 for U.S. Federal income tax purposes, post-October capital and currency losses as indicated:

	Post-October
Portfolio	Capital Losses (000)	Currency Losses (000)
Balanced	$2,430	$—
Mid Cap Growth	29,734	—
U.S. Mid Cap Value	18,739	—
U.S. Small Cap Value	90,046	—
Value	10,244	—
Core Fixed Income	6,832	—
Core Plus Fixed Income	230,568	—
Intermediate Duration	371	—
International Fixed Income	1,006	—
Investment Grade Fixed Income	12,526	—
Limited Duration	38,298	—
Municipal	99,275	—

J. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other. A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2010, approximately 77.2% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio’s net assets:

Insurers	% of Portfolio’s Net Assets
MBIA	20.5%
FSA	19.7
AMBAC	17.6
FGIC	15.6

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Notes to Financial Statements (cont’d)

At March 31, 2010, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Investment Class	Class P	Class H	Class L
Balanced	23.4%	98.7%	95.3%	—%	—%
Mid Cap Growth	36.2	—	67.2	—	—
U.S. Mid Cap Value	62.9	84.9	44.5	—	—
U.S. Small Cap Value	35.1	—	58.4	—	—
Value	76.5	—	96.3	—	—
Core Fixed Income	—	—	—	—	—
Core Plus Fixed Income	56.6	99.9	32.9	—	—
Intermediate Duration	38.6	100.0	—	—	—
International Fixed Income	27.4	—	—	—	—
Investment Grade Fixed Income	—	—	—	—	—
Limited Duration	—	—	—	—	—
Long Duration Fixed Income	10.8	—	—	—	—
Municipal	11.2	—	—	—	—

On January 8, 2010, the Trustees of the Fund approved the conversion of Fund Accounting, Custody, Fund Administration and Securities Lending services from JPMorgan Investor Services Co. to State Street Bank and Trust Company effective May 3, 2010.

L. Subsequent Event. In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements.

On May 11, 2010, shareholders of each of the U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio and Municipal Portfolio (each a “Portfolio” of Morgan Stanley Institutional Fund Trust) approved an Agreement and Plan of Reorganization with respect to each Portfolio (each a “Plan”). Pursuant to each Plan, substantially all of the assets of the applicable Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (each a “New Portfolio”). Each such combination is referred to herein as a “Reorganization.” Pursuant to each Plan, shareholders of the applicable Portfolio will become shareholders of a new Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of a Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that each Reorganization will be consummated on or about June 1, 2010 (the “Closing Date”).

Effective May 3, 2010, State Street Bank and Trust Company will serve as custodian for the Fund.

On April 20, 2010, the Trustees approved the liquidation of the International Fixed Income Portfolio. The International Fixed Income Portfolio is expected to liquidate on or about June 25, 2010. The Portfolio suspended offering its shares to new investors as of close of business on May 14, 2010.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Fund Trust (collectively, the “Fund”) is required by federal law to provide you with a copy of its privacy policy (the “Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

a. Information We Disclose to Our Affiliated Companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Discloses to Third Parties.

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2010 Semi-Annual Report

March 31, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 548-7786

Monday—Friday between 8 a.m. and 5 p.m. (EST)

•  Writing to us at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2010 Morgan Stanley

2010 Semi-Annual Report

March 31, 2010 (unaudited)

Trustee and Officer Information

Trustees	Officers

Michael E. Nugent Frank L. Bowman Michael Bozic Kathleen A. Dennis James F. Higgins Dr. Manuel H. Johnson Joseph J. Kearns Michael F. Klein W. Allen Reed Fergus Reid

Michael E. Nugent

Chairperson of the Board and Trustee

Randy Takian

President and Principal Executive Officer

Kevin Klingert

Vice President

Mary Anne Picciotto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Mary E. Mullin

Secretary

Francis J. Smith

Treasurer and Chief Financial Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.
100 Front Street, Suite 400
West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2101

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

(This Page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
Investment Adviser: (610) 940-5000 • MSIF Trust (800) 548-7786

© 2010 Morgan Stanley

IFEQFISAN 3/10 IU10-02237P-Y03/10

\Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly autorized.

(Registrant) Morgan Stanley Institutional Fund Trust

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010